Registration No. 333-81501
                                                      Registration No. 811-1705

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 1                                   [ X ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

          Amendment No. 78

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234
                           --------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)
                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                           --------------------------

          Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[   ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]     On May 1, 2000 pursuant to paragraph (b) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

EQUI-VEST(Registered Trademark)

A combination variable and fixed deferred annuity contract


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.


PROSPECTUS DATED MAY 1, 2000
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WHAT IS EQUI-VEST?

EQUI-VEST is a deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options"). This contract may not currently be available in all states.

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VARIABLE INVESTMENT OPTIONS
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FIXED INCOME
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o Alliance High Yield            o Alliance Money Market
o Alliance Intermediate          o Alliance Quality Bond
  Government Securities
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DOMESTIC STOCKS
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o EQ/Aggressive Stock (1)        o EQ/Evergreen
o Alliance Common Stock          o MFS Emerging Growth Companies
o Alliance Equity Index          o MFS Growth with Income
o Alliance Growth and Income     o MFS Research
o EQ/Alliance Premier Growth     o Mercury Basic Value Equity (3)
o Alliance Small Cap Growth      o EQ/Putnam Growth & Income Value
o EQ/Alliance Technology (2)     o T. Rowe Price Equity Income
o Capital Guardian Research      o Warburg Pincus Small
o Capital Guardian U.S.Equity      Company Value
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INTERNATIONAL STOCKS
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o Alliance Global                o Morgan Stanley Emerging
o Alliance International           Markets Equity
                                 o T. Rowe Price International Stock
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BALANCED/HYBRID:
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o Alliance Conservative          o EQ/Evergreen Foundation
  Investors                      o Mercury World Strategy (5)
o Alliance Growth Investors      o EQ/Putnam Balanced
o EQ/Balanced (4)
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 (1)   Formerly named "Alliance Aggressive Stock."
 (2) Anticipated to become available on or about May 22, 2000. This option may not be available in the State of California.
 (3)   Formerly named "Merrill Lynch Basic Value Equity."
 (4)   Formerly named "Alliance Balanced."
 (5)   Formerly named "Merrill Lynch World Strategy."

You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.

TYPES OF CONTRACTS. We offer the contracts for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

o A traditional IRA as a conduit to hold rollover distributions ("QP IRA") from a qualified plan or a Tax-Sheltered Annuity ("TSA").



A contribution ranging from $50 to $2,500 is required to purchase a contract. The minimum amount required depends on the type of contract, NQ, IRA or QP IRA, purchased.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2000, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1(800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                    71974
                                                                    SERIES 800

CONTENTS OF THIS PROSPECTUS

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       2

CONTENTS OF THIS PROSPECTUS

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EQUI-VEST(R)

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Index of key words and phrases                                4
Who is Equitable Life?                                        5
How to reach us                                               6
EQUI-VEST at a glance - key features                          9


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FEE TABLE                                                    12
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Examples                                                     15
Condensed financial information                              16

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1
CONTRACT FEATURES AND BENEFITS                               17
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How you can purchase and contribute to your contract         17
Owner and annuitant requirements                             21
How you can make your contributions                          21
What are your investment options under the contract?         21
Selecting your investment method                             25
Allocating your contributions                                27
Your right to cancel within a certain number of days         27
Death benefit                                                27

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2
DETERMINING YOUR CONTRACT'S VALUE                            29
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Your account value and cash value                            29
Your contract's value in the variable investment options     29
Your contract's value in the guaranteed interest option      29
Your contract's value in the fixed maturity options          29



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"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

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    3

CONTENTS OF THIS PROSPECTUS

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3
TRANSFERRING YOUR MONEY AMONG
   INVESTMENT OPTIONS                                        30
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Transferring your account value                              30
Market timing                                                30
Automatic transfer options-investment simplifier             30
Rebalancing your account value                               31
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4
ACCESSING YOUR MONEY                                         32
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Withdrawing your account value                               32
How withdrawals are taken from your account value            33
Surrender of your contract to receive its cash value         33
Termination                                                  33
When to expect payments                                      34
Your annuity payout options                                  34
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5
CHARGES AND EXPENSES                                         37
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Charges that Equitable Life deducts                          37
Charges that EQ Advisors Trust deducts                       41
Group or sponsored arrangements                              42
Other distribution arrangements                              42
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6
PAYMENT OF DEATH BENEFIT                                     43
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Your beneficiary and payment of benefit                      43
How death benefit payment is made                            44
Beneficiary continuation option                              44
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7
TAX INFORMATION                                              46
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Overview                                                     46
Transfers among investment options                           46
Taxation of nonqualified annuities                           46
Other information                                            47
Special rules for NQ contracts issued in Puerto Rico         48
Individual retirement arrangements ("IRAs")                  48
Federal and state income tax withholding and
   information reporting                                     61
Impact of taxes to Equitable Life                            61
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8
MORE INFORMATION                                             62
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About our Separate Account A                                 62
About EQ Advisors Trust                                      62
About our fixed maturity options                             63
About the general account                                    64
About other methods of payment                               64
Dates and prices at which contract events occur              65
About your voting rights                                     66
About legal proceedings                                      66
About our independent accountants                            66
Financial statements                                         67
Transfers of ownership, collateral assignments, loans,
   and borrowing                                             67
Distribution of the contracts                                67
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9
INVESTMENT PERFORMANCE                                       68
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Benchmarks                                                   68
Communicating performance data                               78
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10
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE              80
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APPENDICES
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I   - Condensed financial information                       A-1
II  - Market value adjustment example                       B-1
III - Death benefit example                                 C-1
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STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
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INDEX OF KEY WORDS AND PHRASES

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    4

INDEX OF KEY WORDS AND PHRASES

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This index should help you locate more information on the terms used in this prospectus.


                                          PAGE
  account value                             29
  annuitant                                 17
  annuity payout options                    34
  beneficiary                               43
  business day                              65
  cash value                                29
  conduit IRA                               51
  contract date                             11
  contract date anniversary                 11
  contract year                             11
  contributions                             21
  Contributions to Roth IRAs
    regular contribution                    54
    rollovers and direct transfers          55
    conversion contributions                55
    direct transfers                        54
  contributions to traditional IRAs
    regular contributions                   49
    rollover contributions                  49
    direct transfers                        49
  EQAccess                                   6
  fixed maturity amount                     24
  fixed maturity options                    24
  guaranteed interest option                24
  IRA                                     cover
  IRS                                       46
  investment options                        22
  market adjusted amount                    24
  market value adjustment                   24
  maturity value                            24
  NQ                                      cover
  portfolio                               cover
  processing office                          6
  QP IRAs                                 cover
  ratcheted death benefit                   28
  rate to maturity                          24
  Required Beginning Date                   52
  Roth IRA                                cover
  SAI                                     cover
  SEC                                     cover
  TOPS                                       6
  traditional IRA                         cover
  TSA                                     cover
  unit                                      29
  unit investment trust                     62
  variable investment options               22

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



  PROSPECTUS                    CONTRACT OR SUPPLEMENTAL MATERIALS
  ----------                    ----------------------------------
  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value

WHO IS EQUITABLE LIFE?



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       5

WHO IS EQUITABLE LIFE?

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We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

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    6

WHO IS EQUITABLE LIFE?

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HOW TO REACH US

You may communicate with our processing office as listed below for any of the following purposes:

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FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:
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Equitable Life
EQUI-VEST
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459

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FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:
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Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
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Equitable Life
EQUI-VEST
P.O. Box 2996
New York, NY 10116-2996

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
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Equitable Life
EQUI-VEST
200 Plaza Drive, 2nd Floor
Secaucus, NJ 07094

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FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:
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Equitable Life
EQUI-VEST
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463

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FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS
DELIVERY:
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Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463

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REPORTS WE PROVIDE:
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o   written confirmation of financial transactions; and

o annual statement of your contract values as of the close of the calendar year.

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TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for the fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

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    7

WHO IS EQUITABLE LIFE?

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You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (anticipated to be available through EQAccess by end of 2000);

o   elect the investment simplifier; (not available through EQAccess);

o change your TOPS personal identification number ("PIN"); (not available through EQ Access); and

o   change your EQAccess password (not available through TOPS).

TOPS and EQ Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll-free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQ Access. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the geniuness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you are engaged in a market timing strategy (see "Market timing" in "Transferring your money among investment options.")

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CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number (1-800-628-6673) to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

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TOLL FREE TELEPHONE SERVICE:
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You may reach us toll-free by calling 1(800) 841-0801 for a recording of daily unit values for the variable investment options.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)  conversion of your traditional IRA to a Roth IRA contract;

(2) cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)  election of the automatic investment program;

(4)  election of the investment simplifier;

(5)  election of the automatic NQ deposit service;

(6)  election of the rebalancing program;

(7)  election of required minimum distribution option;

(8)  election of beneficiary continuation option;

(9)  election of the principal assurance allocation; and

(10) request for a transfer/rollover of assets or 1035 exchange to another carrier.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers among investment options;

(4)  change of ownership; and

(5)  contract surrender and withdrawal requests.

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    8

WHO IS EQUITABLE LIFE?

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TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  investment simplifier;

(3)  rebalancing program;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.

EQUI-VEST AT A GLANCE - KEY FEATURES


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   9

EQUI-VEST AT A GLANCE - KEY FEATURES

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PROFESSIONAL               EQUI-VEST's variable investment options invest in different portfolios managed by
INVESTMENT                 professional investment advisers.
MANAGEMENT
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GUARANTEED INTEREST        o Principal and interest guarantees
OPTION                     o Interest rates set periodically
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FIXED MATURITY             o 10 fixed maturity options with maturities ranging from approximately 1 to 10 years.
OPTIONS                    o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                           ----------------------------------------------------------------------------------------------
                           If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. This may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment may also apply.
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TAX ADVANTAGES             o On earnings inside the    No tax on any dividends, interest or capital gains until you make
                             contract                  withdrawals from your contract or receive annuity payments.
                           ----------------------------------------------------------------------------------------------
                           o On transfers inside the   No tax on transfers among investment options.
                             contract
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                           If you are buying a contract to fund a retirement plan that already provides tax deferral under the Internal Revenue Code, such as any type of IRA, you should do so for the contract's features and benefits other than tax deferral. In such situations, the tax deferral of the contract does not provide necessary or additional benefits.
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CONTRIBUTION AMOUNTS       o NQ:
                             - $1,000 (initial) or $50 (initial for payroll deduction); $50 (additional).
                           o Traditional IRA and Roth IRA:
                             - $50 (initial and additional).
                           o QP IRA:
                             - $2,500 each rollover amount.
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                           Maximum contribution limitations may apply.
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DEATH BENEFIT PROTECTION   The contract provides a death benefit for the beneficiary should the annuitant die. The death benefit is equal to the highest of the following:
                           o the account value, or
                           o the minimum death benefit, or
                           o if elected, the optional ratcheted death benefit.
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  10

EQUI-VEST AT A GLANCE - KEY FEATURES

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ACCESS TO YOUR MONEY   o Lump sum withdrawals
                       o Several withdrawal options on a periodic basis
                       o Contract surrender

                       You may incur a withdrawal charge for certain withdrawals
                       or if you surrender your contract. You may also incur
                       income tax and a penalty tax.
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PAYOUT OPTIONS         o Fixed annuity payout options.
                       o Variable annuity payout options.
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ADDITIONAL FEATURES    o Dollar-cost averaging by automatic transfers
                         - Interest sweep option
                         - Fixed-dollar option
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semiannually, and
                         annually)
                       o Principal assurance allocation
                       o No charge on transfers among investment options
                       o Waiver of withdrawal charge for disability, confinement
                         to a nursing home, and terminal illness
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FEES AND CHARGES       o Daily charges on amounts invested in the variable
                         investment options for mortality and expense risks
                         and other expenses at a current annual rate of 1.20%
                         (2.0% maximum).

                       o If your account value at the end of the contract year
                         is less than $25,000 for NQ contracts (or less than $20,000 for IRA contracts), we deduct an annual administrative charge equal to $30 or during the first two contract years 2% of your account value, if less
                         ($65 maximum). If your account value is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts), we will not deduct the charge.

                       o Charge for third-party transfer (such as in the case of
                         a trustee-to-trustee transfer for an IRA contract) or exchange (if your contract is exchanged for a contract issued by another insurance company) - $25 currently
                         ($65 maximum) per occurrence.

                       o No sales charge deducted at the time you make
                         contributions.

                       o We deduct a charge equal to 6% of contributions that
                         have been withdrawn if such contributions were made in
                         the current and five prior contract years. There is no
                         charge in any contract year in which the amount
                         withdrawn does not exceed 15% of your account value at
                         the time of your withdrawal request minus prior
                         withdrawals in that contract year. Under certain
                         circumstances the withdrawal charge will not apply.
                         They are discussed in "Charges and expenses" later in
                         this prospectus. In addition there is no withdrawal
                         charge if the annuitant is age 86 or older when the
                         contract is issued. Certain other exemptions apply.
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 11

EQUI-VEST AT A GLANCE - KEY FEATURES

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                     The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with other required documents and, your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."

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FEES AND CHARGES    o We deduct an annual charge equal to 0.15% of the account
(CONTINUED)           value on each contract date anniversary if you elect the
                      optional ratcheted death benefit.

                    o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                    o We deduct a $350 annuity administrative fee from amounts applied to a variable annuity payout option.

                    o Annual expenses of EQ Advisors Trust portfolios are
                      calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.15% annually, 12b-1 fees of 0.25% annually, and other expenses.

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ANNUITANT             NQ                  0 - 90
ISSUE AGES            QP IRA              0 - 90
                      Traditional IRA     0 - 90
                      Roth IRA            0 - 90
                    ------------------------------------------------------------
                     * Contracts will be issued to annuitants ages 84-90 beginning on or about May 22, 2000 subject to our prior approval.
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

FEE TABLE



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   12

FEE TABLE

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The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the Portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.


The guaranteed interest option and fixed maturity options are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the optional ratcheted death benefit charge, and the third-party transfer or exchange charge do apply to the guaranteed interest option and fixed maturity options. Also, an annuity administrative fee may apply when your annuity payments are to begin. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.



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     CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
     ANNUAL PERCENTAGE OF DAILY NET ASSETS
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Mortality and expense risk(1)                                                             0.95%
Other expenses                                                                            0.25%
                                                                                          ----
Total Separate Account A annual expenses                                               1.20% current
                                                                                      (2.00% maximum)
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     CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
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Annual administrative charge(2)
  If your account value is less than $25,000 for NQ contracts (or less than             $30 current
   $20,000 for IRA contracts) on the last day of your contract year                    ($65 maximum)
  If your account value is $25,000 or more for NQ contracts (or $20,000 or
   more for IRA contracts) on the last day of your contract year                             $0
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     CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
     TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Withdrawal charge(3)                                                                          6%
Charge for third-party transfer or exchange                                            $25 current
                                                                                    ($65 maximum) for
                                                                                     each occurrence
Charge if you elect a life annuity payout option                                           $350
-----------------------------------------------------------------------------------------------------
     CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT THE
     OPTIONAL BENEFIT
-----------------------------------------------------------------------------------------------------
Optional ratcheted death benefit charge (as a percentage of your account value this charge is deducted annually on each contract date anniversary until
age 90)                                                                                   0.15%

-----
 13

FEE TABLE

--------------------------------------------------------------------------------

EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)



                                                                                                           TOTAL
                                                                                        OTHER              ANNUAL
                                                                                       EXPENSES           EXPENSES
                                                  MANAGEMENT                        (AFTER EXPENSE     (AFTER EXPENSE
                                                    FEES(4)       12B-1 FEE(5)     LIMITATIONS)(6)     LIMITATION)(7)
                                                 ------------   ---------------   -----------------   ---------------
 EQ/Aggressive Stock                                0.60%             0.25%             0.04%               0.89%
 Alliance Common Stock                              0.46%             0.25%             0.04%               0.75%
 Alliance Conservative Investors                    0.60%             0.25%             0.07%               0.92%
 Alliance Equity Index                              0.25%             0.25%             0.05%               0.55%
 Alliance Global                                    0.73%             0.25%             0.09%               1.07%
 Alliance Growth and Income                         0.59%             0.25%             0.05%               0.89%
 Alliance Growth Investors                          0.57%             0.25%             0.05%               0.87%
 Alliance High Yield                                0.60%             0.25%             0.05%               0.90%
 Alliance Intermediate Government Securities        0.50%             0.25%             0.07%               0.82%
 Alliance International                             0.85%             0.25%             0.20%               1.30%
 Alliance Money Market                              0.34%             0.25%             0.05%               0.64%
 EQ/Alliance Premier Growth                         0.90%             0.25%             0.00%               1.15%
 Alliance Quality Bond                              0.53%             0.25%             0.05%               0.83%
 Alliance Small Cap Growth                          0.75%             0.25%             0.07%               1.07%
 *EQ/Alliance Technology                            0.90%             0.25%             0.00%               1.15%
 EQ/Balanced                                        0.57%             0.25%             0.05%               0.87%
 Capital Guardian Research                          0.65%             0.25%             0.05%               0.95%
 Capital Guardian U.S. Equity                       0.65%             0.25%             0.05%               0.95%
 EQ/Evergreen                                       0.65%             0.25%             0.05%               0.95%
 EQ/Evergreen Foundation                            0.60%             0.25%             0.10%               0.95%
 MFS Emerging Growth Companies                      0.65%             0.25%             0.10%               1.00%
 MFS Growth with Income                             0.60%             0.25%             0.10%               0.95%
 MFS Research                                       0.65%             0.25%             0.05%               0.95%
 Mercury Basic Value Equity                         0.60%             0.25%             0.10%               0.95%
 Mercury World Strategy                             0.70%             0.25%             0.25%               1.20%
 Morgan Stanley Emerging Markets Equity             1.15%             0.25%             0.35%               1.75%
 EQ/Putnam Balanced                                 0.60%             0.25%             0.05%               0.90%
 EQ/Putnam Growth & Income Value                    0.60%             0.25%             0.10%               0.95%
 T. Rowe Price Equity Income                        0.60%             0.25%             0.10%               0.95%
 T. Rowe Price International Stock                  0.85%             0.25%             0.15%               1.25%
 Warburg Pincus Small Company Value                 0.75%             0.25%             0.10%               1.10%

----------
* Anticipated to become available on or about May 22, 2000.

-----
  14

FEE TABLE

--------------------------------------------------------------------------------

Notes:

(1)   A portion of this charge is for providing the death benefit.


(2) During the first two contract years, this charge is currently equal to the lesser of $30 or 2% of your account value if it applies. Thereafter, the charge is $30 for each contract year. We reserve the right to increase this charge to a maximum of $65.

(3) This charge applies to any contribution withdrawn within six contract years of the date of the contribution. This charge is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(4) The management fees shown reflect the revised management fees, effective on or about May 1, 2000 which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each of the portfolio's investment management fees that is currently in effect. The management fee for each portfolio cannot be increased without a vote of that portfolio's shareholders.

(5) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. Prior to October 18, 1999, the total annual expenses for the Alliance Small Cap Growth portfolio were limited to 1.20% under an expense limitation arrangement related to that portfolio's Rule 12b-1 Plan. The arrangement is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (7) for any expense limitation agreements.

      On October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of the portfolios of EQ Advisors Trust. The "Other Expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the entire year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these portfolios.

(7) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of certain portfolios (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited as a percentage of the average daily net assets of each of the following portfolios: 1.75% for Morgan Stanley Emerging Markets Equity; 1.25% for T. Rowe Price International Stock; 1.20% for Mercury World Strategy; 1.15% for EQ/Alliance Premier Growth and EQ/Alliance Technology; 1.10% for Warburg Pincus Small Company Value; 1.00% for MFS Emerging Growth Companies; 0.95% for Capital Guardian U.S. Equity, Capital Guardian Research, EQ/Evergreen, EQ/Evergreen Foundation, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam Growth & Income Value and T. Rowe Price Equity Income; and 0.90% for EQ/Putnam Balanced. The expense limitations for the EQ/Putnam Growth & Income Value, Mercury Basic Value Equity, MFS Growth with Income, MFS Research, MFS Emerging Growth Companies, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value, portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen portfolio reflects a decrease effective on May 1, 2000.

      Absent the expense limitation, the "Other Expenses" for 1999 on an annualized basis for each of the portfolios would have been as follows:
      1.00% for Morgan Stanley Emerging Markets Equity; 0.30% for T. Rowe Price International Stock; 0.46% for Mercury World Strategy; 0.23% for EQ/Alliance Premier Growth; 0.10% for EQ/Alliance Technology; 0.24% for Warburg Pincus Small Company Value; 0.17% for MFS Emerging Growth Companies; 0.34% for Capital Guardian U.S. Equity; 0.47% for Capital Guardian Research; 1.87% for EQ/Evergreen; 1.07% for EQ/Evergreen Foundation; 0.37% for MFS Growth with Income; 0.17% for MFS Research; 0.17% for Mercury Basic Value Equity; 0.16% for EQ/Putnam Growth & Income Value; 0.21% for T. Rowe Price Equity Income; and 0.28% for EQ/Putnam Balanced. Initial seed capital was

-----
 15

FEE TABLE

--------------------------------------------------------------------------------

      invested on April 30, 1999 for EQ/Alliance Premier Growth, Capital Guardian U.S. Equity and Capital Guardian Research portfolios and will be invested on May 1, 2000 for the EQ/Alliance Technology portfolio and therefore expenses have been estimated.

      Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided, that among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.

EXAMPLES


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) We also assume that the optional ratcheted death benefit is not elected and there is no waiver of the withdrawal charge. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.51 per $1,000. We assume there is no waiver of the withdrawal charge. Total Separate Account A expenses used to compute the example below are the maximum expenses rather than the lower current expenses. The administrative charge used in the examples is the maximum charge rather than the lower current charge.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


                                                  IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                     OF EACH PERIOD SHOWN, THE EXPENSES
                                                                  WOULD BE:
-----------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             $ 82.84     $ 148.36      $ 216.41    $ 336.63
Alliance Common Stock                           $ 81.45     $ 144.23      $ 209.64    $ 322.77
Alliance Conservative Investors                 $ 83.14     $ 149.25      $ 217.86    $ 339.57
Alliance Equity Index                           $ 79.45     $ 138.32      $ 199.88    $ 302.61
Alliance Global                                 $ 84.63     $ 153.65      $ 225.07    $ 354.16
Alliance Growth and Income                      $ 82.84     $ 148.36      $ 216.41    $ 336.63
Alliance Growth Investors                       $ 82.64     $ 147.77      $ 215.45    $ 334.66
Alliance High Yield                             $ 82.94     $ 148.66      $ 216.90    $ 337.61
Alliance Intermediate Government Securities     $ 82.14     $ 146.30      $ 213.03    $ 329.72
Alliance International                          $ 86.92     $ 160.38      $ 236.03    $ 376.10
Alliance Money Market                           $ 80.35     $ 140.98      $ 204.28    $ 311.73
EQ/Alliance Premier Growth                      $ 85.43     $ 155.99      $ 228.89    $ 361.85
Alliance Quality Bond                           $ 82.24     $ 146.59      $ 213.52    $ 330.71
Alliance Small Cap Growth                       $ 84.63     $ 153.65      $ 225.07    $ 354.16
-----------------------------------------------------------------------------------------------

                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                     THE END OF EACH PERIOD SHOWN, THE
                                                             EXPENSES WOULD BE:
-----------------------------------------------------------------------------------------------
                                                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             $ 30.87   $  94.38     $ 160.35     $ 336.63
Alliance Common Stock                           $ 29.40   $  90.02     $ 153.16     $ 322.77
Alliance Conservative Investors                 $ 31.18   $  95.31     $ 161.88     $ 339.57
Alliance Equity Index                           $ 27.30   $  83.76     $ 142.82     $ 302.61
Alliance Global                                 $ 32.75   $  99.97     $ 169.52     $ 354.16
Alliance Growth and Income                      $ 30.87   $  94.38     $ 160.35     $ 336.63
Alliance Growth Investors                       $ 30.66   $  93.76     $ 159.32     $ 334.66
Alliance High Yield                             $ 30.97   $  94.69     $ 160.86     $ 337.61
Alliance Intermediate Government Securities     $ 30.13   $  92.20     $ 156.76     $ 329.72
Alliance International                          $ 35.17   $ 107.08     $ 181.13     $ 376.10
Alliance Money Market                           $ 28.24   $  86.58     $ 147.49     $ 311.73
EQ/Alliance Premier Growth                      $ 33.59   $ 102.44     $ 173.57     $ 361.85
Alliance Quality Bond                           $ 30.24   $  92.51     $ 157.27     $ 330.71
Alliance Small Cap Growth                       $ 32.75   $  99.97     $ 169.52     $ 354.16
-----------------------------------------------------------------------------------------------

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16

FEE TABLE

--------------------------------------------------------------------------------

                                             IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                OF EACH PERIOD SHOWN, THE EXPENSES
                                                             WOULD BE:
------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------------------
EQ/Alliance Technology                     $ 85.43     $ 155.99             -           -
EQ/Balanced                                $ 82.64     $ 147.77      $ 215.45    $ 334.66
Capital Guardian Research                  $ 83.44     $ 150.13             -           -
Capital Guardian U.S. Equity               $ 83.44     $ 150.13             -           -
EQ/Evergreen                               $ 83.44     $ 150.13      $ 219.31    $ 342.51
EQ/Evergreen Foundation                    $ 83.44     $ 150.13      $ 219.31    $ 342.51
MFS Emerging Growth Companies              $ 83.94     $ 151.60      $ 221.71    $ 347.38
MFS Growth with Income                     $ 83.44     $ 150.13      $ 219.31    $ 342.51
MFS Research                               $ 83.44     $ 150.13      $ 219.31    $ 342.51
Mercury Basic Value Equity                 $ 83.44     $ 150.13      $ 219.31    $ 342.51
Mercury World Strategy                     $ 85.93     $ 157.46      $ 231.28    $ 366.63
Morgan Stanley Emerging Markets Equity     $ 91.41     $ 173.45      $ 257.16    $ 417.55
EQ/Putnam Balanced                         $ 82.94     $ 148.66      $ 216.90    $ 337.61
EQ/Putnam Growth & Income Value            $ 83.44     $ 150.13      $ 219.31    $ 342.51
T. Rowe Price Equity Income                $ 83.44     $ 150.13      $ 219.31    $ 342.51
T. Rowe Price International Stock          $ 86.43     $ 158.92      $ 233.66    $ 371.38
Warburg Pincus Small Company Value         $ 84.93     $ 154.53      $ 226.51    $ 357.06
------------------------------------------------------------------------------------------
                                              IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                 THE END OF EACH PERIOD SHOWN, THE
                                                         EXPENSES WOULD BE:
------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------
EQ/Alliance Technology                     $ 33.59     $ 102.44            -            -
EQ/Balanced                                $ 30.66     $  93.76     $ 159.32     $ 334.66
Capital Guardian Research                  $ 31.49     $  96.24            -            -
Capital Guardian U.S. Equity               $ 31.49     $  96.24            -            -
EQ/Evergreen                               $ 31.49     $  96.24     $ 163.41     $ 342.51
EQ/Evergreen Foundation                    $ 31.49     $  96.24     $ 163.41     $ 342.51
MFS Emerging Growth Companies              $ 32.02     $  97.80     $ 165.96     $ 347.38
MFS Growth with Income                     $ 31.49     $  96.24     $ 163.41     $ 342.51
MFS Research                               $ 31.49     $  96.24     $ 163.41     $ 342.51
Mercury Basic Value Equity                 $ 31.49     $  96.24     $ 163.41     $ 342.51
Mercury World Strategy                     $ 34.12     $ 103.99     $ 176.10     $ 366.63
Morgan Stanley Emerging Markets Equity     $ 39.89     $ 120.89     $ 203.53     $ 417.55
EQ/Putnam Balanced                         $ 30.97     $  94.69     $ 160.86     $ 337.61
EQ/Putnam Growth & Income Value            $ 31.49     $  96.24     $ 163.41     $ 342.51
T. Rowe Price Equity Income                $ 31.49     $  96.24     $ 163.41     $ 342.51
T. Rowe Price International Stock          $ 34.64     $ 105.53     $ 178.62     $ 371.38
Warburg Pincus Small Company Value         $ 33.07     $ 100.90     $ 171.04     $ 357.06
------------------------------------------------------------------------------------------

----------
(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."

IF YOU ELECT THE OPTIONAL RATCHETED DEATH BENEFIT:

The above examples do not reflect a charge for the optional ratcheted death benefit. If you elect the optional ratcheted death benefit we will also deduct an annual charge equal to 0.15% of your account value on each contract date anniversary up to age 90. Therefore, the expenses shown in the above examples would, in each case, be increased by an amount not in excess of $1.57 in the first year, $1.74 in the third year, $1.91 in the fifth year and $2.44 in the tenth year.

IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued, (see Note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example for "if you do not surrender your contract" would, in each case, be increased by $4.34 based on the average amount applied to annuity payout options in 1999. See "Annuity administrative fee" under "Charges and expenses."

CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 1999.

1
CONTRACT FEATURES AND BENEFITS


--------
 17

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT


You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type of contract purchased. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
              AVAILABLE FOR
CONTRACT      ANNUITANT            MINIMUM               SOURCE OF                   LIMITATIONS ON
TYPE          ISSUE AGES*          CONTRIBUTIONS         CONTRIBUTIONS               CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
 NQ           0 through 90         $1,000 (initial),     o After-tax money.          o For annuitants up to
                                   $50 (additional)                                    age 83 at contract
              0 through 85                               o Paid to us by check or      issue, additional
              in New York and                              transfer of contract        contributions may be
              Pennsylvania (when                           value in a tax deferred     made up to age 84.
              available in that                            exchange under
              state)                                       Section 1035 of the       o For annuitants age 84
                                                           Internal Revenue Code.      and older at contract
                                                                                       issue, additional
                                                         o Paid to us by an            contributions may be
                                                           employer who                made up to one year
                                                           establishes a payroll       beyond the annuitant's
                                                           deduction program.          issue age.
-----------------------------------------------------------------------------------------------------------------

-----
  18

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                     AVAILABLE FOR
CONTRACT             ANNUITANT         MINIMUM             SOURCE OF                    LIMITATIONS ON
TYPE                 ISSUE AGES*       CONTRIBUTIONS       CONTRIBUTIONS                CONTRIBUTIONS
----------------------------------------------------------------------------------------------------------------
 Traditional IRA     0 through 90      $50 (initial and    o "Regular" traditional      o For annuitants up to
                                       additional)           IRA contributions either     ages 70 1/2 to 83 at
                     0 through 85                            made by you or paid to       contract issue,
                     in New York                             us by an employer who        additional rollover
                     and Pennsylvania                        establishes a payroll        contributions may be
                     (when available)                        deduction program.           made up to age 84.

                                                           o Rollovers from a TSA.      o For annuitants age 84
                                                                                          and older at contract
                                                           o Rollovers from another       issue, additional
                                                             traditional individual       contributions may be
                                                             retirement arrangement.      made up to one year
                                                                                          beyond the annuitant's
                                                           o Direct                       issue age.
                                                             custodian-to-custodian
                                                             transfers from other       o For all types of IRAs
                                                             traditional individual       regular IRA
                                                             retirement                   contributions may not
                                                             arrangements.                exceed $2,000 for a
                                                                                          year.

                                                                                        o No additional regular
                                                                                          IRA contributions in
                                                                                          the calendar year you
                                                                                          turn age 70 1/2 and
                                                                                          thereafter.

                                                                                        o Rollover and direct
                                                                                          transfer contributions
                                                                                          after age 70 1/2 must be
                                                                                          net of required
                                                                                          minimum distributions.

                                                                                        o Although we accept
                                                                                          rollover and direct
                                                                                          transfer contributions
                                                                                          under the Traditional
                                                                                          IRA contracts, we
                                                                                          intend that these
                                                                                          contracts be used for
                                                                                          ongoing regular
                                                                                          contributions.
----------------------------------------------------------------------------------------------------------------

-----
 19

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                     AVAILABLE FOR
CONTRACT             ANNUITANT         MINIMUM             SOURCE OF                    LIMITATIONS ON
TYPE                 ISSUE AGES*       CONTRIBUTIONS       CONTRIBUTIONS                CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
 Roth IRA            0 through 90      $50 (initial and    o Regular after-tax          o For annuitants up to
                                       additional)           contributions either         age 83 at contract
                     0 through 85                            made by you or paid to       issue, additional
                     in New York                             us by an employer who        contributions may be
                     and Pennsylvania                        establishes a payroll        made up to age 84.
                     (when available)                        deduction program.
                                                                                        o For annuitants age 84
                                                           o Rollovers from another       and older at contract
                                                             Roth IRA.                    issue, additional
                                                                                          contributions may be
                                                           o Conversion rollovers         made up to one year
                                                             from a traditional IRA.      beyond the annuitant's
                                                                                          issue age.
                                                           o Direct transfers from
                                                             another Roth IRA.          o For all types of IRAs,
                                                                                          regular IRA
                                                                                          contributions may not
                                                                                          exceed $2,000 for a
                                                                                          year.

                                                                                        o Contributions are
                                                                                          subject to income limits
                                                                                          and other tax rules.
                                                                                          See "Contributions to
                                                                                          Roth IRAs - Tax
                                                                                          information."
------------------------------------------------------------------------------------------------------------------

-----
 20

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                     AVAILABLE FOR
CONTRACT             ANNUITANT         MINIMUM             SOURCE OF                    LIMITATIONS ON
TYPE                 ISSUE AGES*       CONTRIBUTIONS       CONTRIBUTIONS                CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
QP Traditional       0 through 90      $2,500            o Rollovers from a             o For annuitants up to
IRA                                                        qualified plan.                age 83 at contract
                     0 through 85 in                                                      issue, additional
                     New York and                        o Rollovers from a TSA.          contributions may be
                     Pennsylvania                                                         made up to age 84.
                     (when available)                    o The EQUI-VEST QP
                                                           Traditional IRA contract     o For annuitants age 84
                                                           is intended to be a            and older at contract
                                                           conduit IRA only for           issue, additional
                                                           rollovers from a               contributions may be
                                                           qualified plan or TSA.         made up to one year
                                                                                          beyond the annuitant's
                                                                                          issue age.

                                                                                        o Rollover contributions
                                                                                          after age 70 1/2 must be
                                                                                          net of required
                                                                                          minimum distributions.

                                                                                        o Regular after-tax
                                                                                          contributions are not
                                                                                          permitted.
------------------------------------------------------------------------------------------------------------------

See "Tax information" for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST contracts with the same annuitant would then total more than $1,000,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.

----------
    21

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner.

Under any type of the IRA contract, the owner and annuitant must be the same person.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The method of payment is discussed in detail under "About our methods of payment" in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.


--------------------------------------------------------------------------------
Generally our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We may, however, close due to emergency conditions.
--------------------------------------------------------------------------------


SECTION 1035 EXCHANGES

You may apply the value of an existing nonqualified deferred annuity contract (or life insurance or endowment contract) to purchase an NQ contract in a tax-free exchange if you follow certain procedures as shown in the form that we require you to use. Also see "Tax information" later in this prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options.
--------------------------------------------------------------------------------

-----
22

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------

PORTFOLIOS OF EQ ADVISORS TRUST



-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                    OBJECTIVE                                          ADVISER
------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock               Long-term growth of capital                        Alliance Capital Management L.P.,
                                                                                     Massachusetts Financial Services Company

Alliance Common Stock             Long-term growth of capital and increasing         Alliance Capital Management L.P.
                                  income

Alliance Conservative Investors   High total return without, in the adviser's        Alliance Capital Management L.P.
                                  opinion, undue risk to principal

Alliance Equity Index             Total return (before EQ Advisors Trust and         Alliance Capital Management L.P.
                                  Separate Account A annual expenses) that
                                  approximates the total return performance of
                                  the Standard & Poor's 500 Composite Stock
                                  Price Index

Alliance Global                   Long-term growth of capital                        Alliance Capital Management L.P.

Alliance Growth and Income        High total return through a combination of         Alliance Capital Management L.P.
                                  current income and capital appreciation

Alliance Growth Investors         High total return consistent with the              Alliance Capital Management L.P.
                                  adviser's determination of reasonable risk

Alliance High Yield               High return by maximizing current income and,      Alliance Capital Management L.P.
                                  to the extent consistent with that objective,
                                  capital appreciation

Alliance Intermediate             High current income consistent with relative       Alliance Capital Management L.P.
Government Securities             stability of principal

Alliance International            Long-term growth of capital                        Alliance Capital Management L.P.

Alliance Money Market             High level of current income while preserving      Alliance Capital Management L.P.
                                  assets and maintaining liquidity

EQ/Alliance Premier Growth        Long-term growth of capital                        Alliance Capital Management L.P.

Alliance Quality Bond             High current income consistent with                Alliance Capital Management L.P.
                                  preservation of capital

Alliance Small Cap Growth         Long-term growth of capital                        Alliance Capital Management L.P.

EQ/Alliance Technology            Long-term growth of capital                        Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------

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 23

CONTRACT FEATURES AND BENEFITS

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-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                 OBJECTIVE                                          ADVISER
-------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                    High return through a combination of current       Alliance Capital Management L.P.
                               income and capital appreciation                    Capital Guardian Trust Company
                                                                                  Prudential Investment Fund
                                                                                  Management, LLC
                                                                                  Jennison Associates, LLC

Capital Guardian Research      Long-term growth of capital                        Capital Guardian Trust Company

Capital Guardian U.S. Equity   Long-term growth of capital                        Capital Guardian Trust Company

EQ/Evergreen                   Long-term growth of capital                        Evergreen Asset Management Corp.

EQ/Evergreen Foundation        In order of priority, reasonable income,           Evergreen Asset Management Corp.
                               conservation of capital, and capital appreciation

MFS Emerging Growth            Long-term capital growth                           Massachusetts Financial Services Company
Companies

MFS Growth with Income         Reasonable current income and long-term            Massachusetts Financial Services Company
                               growth of capital and income

MFS Research                   Long-term growth of capital and future income      Massachusetts Financial Services Company

Mercury Basic Value Equity     Capital appreciation and, secondarily, income      Mercury Asset Management US

Mercury World Strategy         High total investment return                       Mercury Asset Management US

Morgan Stanley Emerging        Long-term capital appreciation                     Morgan Stanley Asset Management
Markets Equity

EQ/Putnam Balanced             Balanced investment                                Putnam Investment Management, Inc.

EQ/Putnam Growth & Income      Capital growth, current income is a secondary      Putnam Investment Management, Inc.
Value                          objective

T. Rowe Price Equity Income    Substantial dividend income and also capital       T. Rowe Price Associates, Inc.
                               appreciation

T. Rowe Price International    Long-term growth of capital                        Rowe Price-Fleming International, Inc.
Stock

Warburg Pincus Small Company   Long-term capital appreciation                     Warburg Pincus Asset Management, Inc.
Value
-------------------------------------------------------------------------------------------------------------------------------

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   24

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------

Other important information about the portfolios is included in the prospectus for EQ Advisors Trust attached at the end of this prospectus.

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information."


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period.

Therefore, different interest rates may apply to different amounts in the guaranteed interest option.


We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


The minimum yearly guaranteed interest rate is 4% for 2000. The yearly rates we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. Current interest rates will never be less than the yearly guaranteed interest rate.



FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. Your contributions will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."


The fixed maturity options are not available in contracts issued in Maryland. For contracts issued in New York see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.


--------------------------------------------------------------------------------
Fixed maturity options range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. If you make any withdrawals or transfers from a fixed maturity option before the maturity date, we will make a "market value adjustment" that may increase or decrease any fixed maturity amount you have left in that fixed maturity option. We discuss the market value adjustment below and in greater detail later in this prospectus in "More information."

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for each of the maturity years 2001 through 2010. Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your

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    25

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------

contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:


o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o  the rate to maturity is 3% or less; or

o the fixed maturity option's maturity date is within the current calendar year; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b) withdraw the maturity value (there may be a withdrawal charge).


Currently, we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the Alliance Money Market option, or another investment option if we are required to do so by any state regulation or we change our procedures in the future. Such a case is the State of New York where a different rule applies. See "Contracts issued in New York - fixed maturity options."


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and


(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.



We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II to this prospectus provides an example of how the market value adjustment is calculated.



SELECTING YOUR INVESTMENT METHOD


You must choose one of the following methods for selecting your investment options:


o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

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   26

CONTRACT FEATURES AND BENEFITS

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o MAXIMUM TRANSFER FLEXIBILITY. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

o TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.


--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
                                        A
--------------------------------------------------------------------------------
 o Guaranteed Interest Option
--------------------------------------------------------------------------------
 DOMESTIC STOCKS                 INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
 o EQ/Aggressive Stock           o Alliance Global
 o Alliance Common Stock         o Alliance International
 o Alliance Equity Index         o Morgan Stanley Emerging
 o Alliance Growth and Income      Markets Equity
 o EQ/Alliance Premier Growth    o T. Rowe Price International
 o Alliance Small Cap Growth       Stock
 o EQ/Alliance Technology
 o Capital Guardian Research
 o Capital Guardian U.S. Equity
 o EQ/Evergreen
 o MFS Emerging Growth
   Companies
 o MFS Growth with Income
 o MFS Research
 o Mercury Basic Value Equity
 o EQ/Putnam Growth & Income
   Value
 o T. Rowe Price Equity Income
 o Warburg Pincus Small
   Company Value
--------------------------------------------------------------------------------
 BALANCED/HYBRID
--------------------------------------------------------------------------------
 o Alliance Growth Investors
 o EQ/Balanced
 o EQ/Evergreen Foundation
 o Mercury World Strategy
 o EQ/Putnam Balanced
--------------------------------------------------------------------------------
                             B
--------------------------------------------------------------------------------
 FIXED INCOME                      BALANCED/HYBRID
--------------------------------------------------------------------------------
 o Alliance High Yield           o Alliance Conservative
 o Alliance Intermediate           Investors
   Government Securities
 o Alliance Money Market
 o Alliance Quality Bond
--------------------------------------------------------------------------------
 FIXED MATURITY OPTIONS
--------------------------------------------------------------------------------
Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------
o PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program, you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 6 years from your

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    27

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------

contract date. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on March 1, 2000 you chose the fixed maturity option with a maturity date of June 15, 2009, since the rate to maturity was 6.45% on March 1, 2000, we would have allocated $5,596 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an Equitable Life traditional IRA or QP IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70 1/2, you should consider whether your value in the variable investment options, or your other traditional IRA funds are sufficient to meet your required minimum distributions. See "Tax information."


ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more, or all, of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in "Determining your contract's value." After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options."


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" for possible consequences of cancelling your contract.


In addition to the cancellation right described above, if you fully or partially convert an existing Traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a Traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST Roth IRA Re-Characterization Form."



DEATH BENEFIT


Your contract provides a death benefit. The death benefit is equal to (i) your account value, or (ii) the "minimum death benefit" or, if elected, (iii) the ratcheted death benefit, whichever provides the highest amount. The minimum death benefit is equal to your total contributions, less withdrawals and any withdrawal charges, and any taxes that apply.

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   28

CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------

RATCHETED DEATH BENEFIT


For an additional fee you may elect the ratcheted death benefit. On the contract date, your ratcheted death benefit equals your initial contribution. Then, on each third contract date anniversary, until the annuitant is age 90, we will determine your ratcheted death benefit by comparing your current ratcheted death benefit to your account value on that third contract date anniversary. If your account value is higher than your ratcheted death benefit, we will increase your ratcheted death benefit to equal your account value. On the other hand, if your account value on the third contract date anniversary is less than your ratcheted death benefit, we will not adjust your ratcheted death benefit either up or down.


If you make additional contributions, we will increase your current ratcheted death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will adjust your death benefit on the date you take the withdrawal.


Each withdrawal you make will reduce the amount of your current ratcheted death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current ratcheted death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your ratcheted death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new ratcheted death benefit after the withdrawal would be $24,000 ($40,000 - $16,000). You may only elect the ratcheted death benefit at the time you apply for a contract if the annuitant is less than age 87 when the contract is issued. Once you elect this benefit, you may not cancel it as long as the contract is in effect.


See Appendix III for an example of how we calculate the death benefit.

2
DETERMINING YOUR CONTRACT'S VALUE


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  29

DETERMINING YOUR CONTRACT'S VALUE

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have in the variable investment options; (ii) guaranteed interest option; and (iii) market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses."

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less (i) any withdrawal charge that may apply and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrendering your contract to receive its cash value" in "Accessing your money."


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS


Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------


The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge, third-party transfer or exchange charge, or the ratcheted death benefit charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.



YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.

3
TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS


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      30

TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS


--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is
   (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Subject to the terms of your contract, upon advance notice, we may change or establish additional restrictions on transfers among the investment options. A transfer request does not change your percentages for allocating current or future contributions among the investment options.


You may request a transfer in writing or by telephone using TOPS. (We anticipate that transfers will be available through EQAccess by the end of 2000.) You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

MARKET TIMING

You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in market timing, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.


AUTOMATIC TRANSFER OPTIONS INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment

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    31

TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

--------------------------------------------------------------------------------

options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

WHEN YOUR PARTICIPATION IN AN AUTOMATIC TRANSFER OPTION WILL END. Your participation in an automatic transfer option will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the variable investment options. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or in the fixed maturity options.

You may change your allocation instructions or cancel the program at any time.

4
ACCESSING YOUR MONEY

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      32

ACCESSING YOUR MONEY

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information."

------------------------------------------------------------------
                                 METHOD OF WITHDRAWAL
                     ---------------------------------------------
                                                         MINIMUM
 CONTRACT               LUMP SUM       SYSTEMATIC     DISTRIBUTION
------------------   ------------   --------------   -------------
 NQ                       Yes             Yes              No
 Traditional IRA          Yes             Yes              Yes
 QP IRA                   Yes             Yes              Yes
 Roth IRA                 Yes             Yes              No
------------------------------------------------------------------
LUMP SUM WITHDRAWALS
(All Contracts)


You may take lump sum withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves your account value less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below.


Lump sum withdrawals in excess of the 15% free withdrawal amount may be subject to a withdrawal charge.

SYSTEMATIC WITHDRAWALS
(All Contracts)


You may take systematic withdrawals if you have at least $20,000 of account value in the variable investment options and the guaranteed interest option. You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option you do not have to maintain a minimum amount. You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 15% free withdrawal amount may be subject to a withdrawal charge.

MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA and QP IRA contracts - See "Tax information")


We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70 1/2 and have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. You may elect the method you want us to use to calculate your minimum distribution withdrawal from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually. We will calculate your payment each year

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   33

ACCESSING YOUR MONEY


based on your account value at the end of each prior calendar year, based on the method you choose.

--------------------------------------------------------------------------------
We will send to Traditional IRA and QP IRA owners a form outlining the minimum distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed investment option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s). A market value adjustment may apply if withdrawals are from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a Traditional IRA or QP IRA contract you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your Traditional IRA or QP IRA contract directly into an existing EQUI-VEST NQ or Roth IRA or an existing EQUI-VEST Express NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation to make regular contributions to Roth IRAs. See "Tax information."


DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you live, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.


SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information."


TERMINATION


We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a lump sum withdrawal that reduces your account value to an amount less than $500; or

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ACCESSING YOUR MONEY

--------------------------------------------------------------------------------

(3) you have not made any contributions within 120 days from your contract date.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.



YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.



ANNUITY PAYOUT OPTIONS

You choose from among the following annuity payout options:


--------------------------------------------------------------------------------
Fixed annuity payout options        Life annuity
                                    Life annuity with period
                                      certain
                                    Life annuity with refund
                                      certain
                                    Period certain annuity
--------------------------------------------------------------------------------
Variable annuity payout options     Life annuity (not available
                                      in New York)
                                    Life annuity with period
                                      certain
--------------------------------------------------------------------------------



 o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.


 o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of you and your spouse. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

 o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the

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   beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.


o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.


VARIABLE ANNUITY PAYOUT OPTIONS

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity payout option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate. Please see "Annuity unit values" in the SAI.

We also make the variable annuity payout options available to owners of our single premium deferred annuity ("SPDA") contract and certain other combination fixed and variable annuity contracts. Such contractholders who are considering purchasing a variable payout option should also review the information in this prospectus relating to the variable investment options. EQ Advisors Trust prospectus (directly following this prospectus), and the sections of the SAI which discuss the variable annuity payout option should also be reviewed.

We may offer other payout options not outlined here. Your financial professional can provide details.


SELECTING AN ANNUITY PAYOUT OPTION


When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than:

(i) if the annuitant was not older than age 83 when the contract was issued, the contract date anniversary that follows the annuitant's 90th birthday;

(ii) if the annuitant was age 84 but not older than age 88 when the contract was issued the annuitant's age at issue plus six years; and

(iii) if the annuitant was age 89 or 90 when the contract was issued, age 95.

(iv)  for contracts issued in New York, by the annuitant's 90th birthday.


The above may be different in some states.

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Before the last date by which your annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers (if permitted in the future) among the variable investment options if a variable annuity is selected.


The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable. If you choose a variable annuity, we use an assumed base rate of 5% to calculate the level of payments. However, in states where that rate is not permitted the assumed base rate will be 3 1/2%. We provide information about the assumed base rate in the SAI;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4) in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

5
CHARGES AND EXPENSES

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:


o  A mortality and expense risks charge

o  A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On the last day of the contract year - an annual administrative charge, if applicable

o  Charge for third-party transfer or exchange

o At the time you make certain withdrawals or surrender your contract, or your contract is terminated - a withdrawal charge

o A ratcheted death benefit charge, if you elect the benefit

o At the time annuity payments are to begin - charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.


More information about these charges appears below.


We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of net assets in each variable investment option.


TOTAL MAXIMUM SEPARATE ACCOUNT A CHARGES. The total annual rate for Separate Account A charges is 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. Any increase will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

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ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year, is less than $25,000 under NQ contracts and $20,000 under IRA and contracts. If your account value on such date is $25,000 or more for NQ ($20,000 or more for IRA) contracts, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value. The charge is $30 for contract years three and later.


The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.


WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options in order of the earliest maturities date(s). If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment may apply. See "About our fixed maturity options" in "More information."

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn within six years of the date of the contribution. In the case of surrenders, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed (cash value), or (ii) the free withdrawal amount plus 94% of the remaining account value.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information." Please note that you may incur a withdrawal charge if your contract was issued in New York and your annuitant was age 84 or 85 at issue because you must accept distribution of your cash value beginning with the contract anniversary following the annuitant's 90th birthday.


We reserve the right to change the amount of the withdrawal charge, but it will not exceed 6% of the contributions withdrawn.

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Any change would not be unfairly discriminatory. We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York - fixed maturity options" below.


For annuitants that are ages 84 and 85 when the contract is issued in Pennsylvania (when available in that state), no withdrawal charge will apply.


The withdrawal charge does not apply in the circumstances described below.


ANNUITANT AGES 86 THROUGH 90 WHEN THE CONTRACT IS ISSUED. The withdrawal charge does not apply under the contract if the annuitant is age 86 or older when the contract is issued.


15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.


DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:

o  the annuitant dies and a death benefit is payable to the beneficiary.

o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

o We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

o The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
   Guam) and meets all of the following:


   - its main function is to provide skilled, intermediate, or custodial nursing care;

   - it provides continuous room and board to three or more persons;

   - it is supervised by a registered nurse or licensed practical nurse;

   - it keeps daily medical records of each patient;

   - it controls and records all medications dispensed; and

   - its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the disability is caused by a preexisting condition or a condition that began within 12 months of the contract date. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For Traditional IRA, QP IRA, and Roth IRA contracts the withdrawal charge also does not apply:

o  after six contract years and the annuitant is at least age 59 1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

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CONTRACTS ISSUED IN NEW YORK - FIXED MATURITY OPTIONS


For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.


--------------------------------------------------------------------------------
    DECLINING SCALE              ALTERNATIVE SCALE
--------------------------------------------------------------------------------
    Year of investment in        Year of transfer within
    fixed maturity option*       fixed maturity option*
--------------------------------------------------------------------------------
  Within year 1     6%          Within year 1        5%
--------------------------------------------------------------------------------
        2           6%                2              4%
--------------------------------------------------------------------------------
        3           5%                3              3%
--------------------------------------------------------------------------------
        4           4%                4              2%
--------------------------------------------------------------------------------
        5           3%                5              1%
--------------------------------------------------------------------------------
        6           2%          After year 5         0%
--------------------------------------------------------------------------------
   After year 6     0%     Not to exceed 1%
                           times the number of
                           years remaining in the
                           fixed maturity option,
                           rounded to the higher
                           number of years. In
                           other words, if 4.3
                           years remain, it would
                           be a 5% charge.
--------------------------------------------------------------------------------
* Measured from the contract date anniversary prior to the date of the contribution or transfer.


In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ, Traditional IRA or QP IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

o If you were to withdraw the total amount of the contribution within the first six years after it was made the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

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o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.


For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the Alliance Money Market option.


The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

We will deduct the annual administrative charge and the withdrawal charge from the variable investment options and the guaranteed interest option as discussed above. If the amounts in those options are insufficient to cover the charges, we reserve the right to deduct the charges from the fixed maturity options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


VARIABLE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of up to $350 from the amount to be applied to purchase a variable annuity payout option.

OPTIONAL RATCHETED DEATH BENEFIT CHARGE

If you elect the optional ratcheted death benefit we deduct a charge annually from your account value on each contract date anniversary until the annuitant is age 90. The charge is equal to 0.15% of your account value on the contract date anniversary.


We will deduct this charge from your investment options beginning first with your value in the guaranteed interest option. If there is not enough value in the guaranteed interest option we will deduct all or a portion of the charge from your value in the variable investment options next, followed by your value in the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply if we deduct the charge from the fixed maturity options.


CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:


o  Investment advisory fees ranging from 0.25% to 1.15%.


o  12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o  Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for EQ Advisors Trust following this prospectus.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution

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requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of EQ Advisors Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

6
PAYMENT OF DEATH BENEFIT


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant's death and any required instructions for the method of payment. We describe the death benefit in "Contract features and benefits" earlier in this prospectus.

On the date we determine the death benefit, your account value will be deducted from the investment options. We will hold this amount in our general account and credit it with interest at a rate not less than the rate required by law. If you have transferred the value of another annuity contract that we issue to your EQUI-VEST contract, the value of the other contract's minimum death benefit calculated as of the time of the transfer will be included in the total contributions for the purpose of calculating the minimum death benefit.

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EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


Generally, the death of the annuitant terminates the contract. However, if you are the owner and the annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then on the contract date anniversary following your death, we will increase the account value to equal your current guaranteed minimum death benefit, if it is higher than the account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to this amount. Withdrawal charges will apply if you make additional contributions. These additional contributions will be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the contract date anniversary).

Also, for all contracts, a beneficiary who is not a surviving spouse may be able to have limited ownership as discussed under "Beneficiary continuation option" below.



WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office.


Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:


o The cash value of the contract must be fully paid to the successor owner (new owner) by December 31st of the fifth calendar year after your death.


o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin no later than December 31st following the calendar year of the non-annuitant owner's

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   death. Unless this alternative is elected, we will pay any cash value on December 31st of the fifth calendar year following the year of your death.



If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that an annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the Equitable Life Access Account(TM), an interest bearing account with check writing privileges. The Equitable Life Access Account(TM) is part of Equitable Life's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account(TM) until the account is closed.


BENEFICIARY CONTINUATION OPTION

Upon your death under a Traditional IRA, Roth IRA or QP contract, your beneficiary may generally elect to keep the QP contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual (certain trusts with only individual beneficiaries will be treated as individuals). This election must be made 60 days following the date we receive proof of your death. We will increase the account value to equal the death benefit if the death benefit is greater than the account value.

Under the beneficiary continuation option:

o  The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o Any death benefit (including the racheted death benefit) provisions will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person the beneficiary chooses.

For Traditional IRA contracts only, if you die AFTER the "Required Beginning Date" for required minimum distributions (see "Tax information"), the contract will continue if:

(a) You were receiving minimum distribution withdrawals from this contract;
    and

(b) The pattern of minimum distribution withdrawals you chose was based in part on the life of the designated beneficiary.

The withdrawals will then continue to be paid to the beneficiary on the same basis as you chose before your death. We will be able to tell your beneficiary whether this option is available. You should contact our processing office for further information.

For all of the above contracts, If you die BEFORE the Required Beginning Date (and, for a traditional IRA, therefore you were not taking minimum distribution withdrawals under the contract) the beneficiary may choose one of the following two beneficiary continuation options:

1. Payments over life expectancy period. The beneficiary can receive annual minimum distributions based on the beneficiary's life expectancy. If there is more than one

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     beneficiary, the shortest life expectancy is used. These minimum distributions must begin by December 31st of the calendar year following the year of your death. In some situations, a spouse beneficiary who elects to continue the contract in your name under the beneficiary continuation option instead of electing successor owner annuitant status may also choose to delay beginning these minimum distributions until the December 31st of the calendar year in which you would have turned age
     70 1/2.

 2. Five Year Rule. The beneficiary can take withdrawals as desired. If the beneficiary does not withdraw the entire account value by the December 31st of the fifth calendar year following your death, we will pay any amounts remaining under the contract to the beneficiary by that date. If you have more than one beneficiary, and one of them elects this option, then all of your beneficiaries will receive this option.

7
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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Traditional IRA, QP IRA, or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


If you are buying a contract to fund a retirement plan that already provides tax deferral under the Internal Revenue Code you should do so for the contract's features and benefits other than tax deferral. In such situations, the tax deferral of the contract does not provide necessary or additional benefits.



TRANSFERS AMONG INVESTMENT OPTIONS


You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out

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of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payments.


Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o The contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o The owner and the annuitant are the same under the source contract and the EQUI-VEST NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis of the source contract carries over to the EQUI-VEST NQ contract.


A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.


OTHER INFORMATION

The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to a particular portfolio within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. In that case, income and gains attributable to such portfolio shares

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would be included in your gross income for federal income tax purposes. Under current rules, however, we believe that Equitable Life, and not the owner of a nonqualified annuity contract, would be considered the owner of the portfolio shares.



SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets for the benefit of the IRA owner. The assets can include mutual funds and certificates of deposit. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:


o "Traditional IRAs," typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans. EQUI-VEST traditional IRA and QP IRA are traditional IRAs.

o Roth IRAs, first available in 1998, funded on an after-tax basis. EQUI-VEST Roth IRA is a Roth IRA.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (www.irs.gov).


Equitable Life designs its traditional IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form.


The EQUI-VEST IRA contract has been approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST IRA contract. Although we do not have IRS approval as to form, we believe that the version of ROTH IRA currently offered complies with the requirements of the Internal Revenue Code.



CANCELLATION


You can cancel any version of the EQUI-VEST IRA contract (Traditional IRA, QP IRA, or Roth IRA) by following the

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directions under "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in the prospectus. You can cancel an EQUI-VEST Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST traditional IRA contract by following the instructions in the "EQUI-VEST Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a Traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.



TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES
(TRADITIONAL IRAS)


CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:


o  regular contributions out of earned income or compensation; or

o  tax-free "rollover" contributions; or
o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS.


The EQUI-VEST traditional IRA is intended to receive regular contributions.


LIMITS ON CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) in any taxable year. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular contributions for the tax year in which you reach age 70 1/2 or any tax year after that.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's traditional IRAs and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $2,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for each tax year up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your traditional IRAs. For each tax year your fully deductible contribution can be up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT range, you can make partially deductible contributions to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER

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FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $32,000 and $42,000 in 2000. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $52,000 and $62,000 in 2000. This range will increase every year until 2007 when the range is $80,000-$100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution in 2000, you determine AGI and subtract $32,000 if you are single, or $52,000 if you are married and file a joint return with your spouse. The resulting amount is your Excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:



($10,000-excess AGI)    times    $2,000 (or earned    Equals    the adjusted
---------------------     x       income, if less)      =       deductible
 divided by $10,000                                             contribution
                                                                limit


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $2,000 per person limit. See "Excess Contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15th return filing deadline (without extensions) of the following calendar year to make your regular contributions for a tax year.


EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o  regular contributions of more than $2,000; or

o regular contributions of more than earned income for the year, if that amount is under $2,000; or

o  regular contributions to a traditional IRA made after you reach age 70 1/2;
   or

o rollover contributions of amounts which are not eligible to be rolled over. For example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular contribution, you

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cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions discussed below in "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.


Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA (see "Rollovers and transfers" above); or

o in certain limited circumstances, where the traditional IRA acts as a conduit, you roll over the entire amount into a qualified plan or TSA that accepts rollover contributions. To get this conduit traditional IRA treatment:

   o the source of funds you used to establish the traditional IRA must have been a rollover contribution from a qualified plan, and

   o the entire amount received from the traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received.

Similar rules apply in the case of a TSA.

However, you may lose conduit treatment, if you make an eligible rollover distribution contribution to a traditional IRA

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and you commingle this contribution with other contributions. In that case, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan or TSA at a future date.

The EQUI-VEST QP IRA contract can be used as a conduit IRA if amounts are not commingled. Distributions from a traditional IRA are not eligible for ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your Traditional IRAs beginning at age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM
DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year - the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions - "account-based" or "annuity-based."

Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This gives you the required minimum distribution amount for that particular IRA for that year. The required minimum distribution amount will vary each year as the account value and your life expectancy factors change.

You have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can decide instead to use the "term certain" method, where you reduce your life expectancy by one every year after the initial year. If your spouse is your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you can also annually recalculate your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you have to use the term certain method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.

You can later apply your traditional IRA funds to a life annuity-based payout. You can only do this if you already chose to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate selecting any form of life annuity payout after you are age 70 1/2, you must have elected to recalculate life expectancies.

Annuity-based method. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?
No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an

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annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Because the options we offer do not cover every option permitted under federal income tax rules, you may prefer to do your own required minimum distribution calculations for one or more of your traditional IRAs.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY
YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more Traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70 1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? If you die after either (a) the start of annuity payments, or (b) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the contract at least as rapidly as under the distribution method before your death. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2.

If you die before your Required Beginning Date and before annuity payments begin, federal income tax rules require complete distribution of your entire value in the contract within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (a) delay starting any payments until you would have reached age 70 1/2 or (b) roll over your traditional IRA into his or her own traditional IRA.


SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% will apply if you have not reached age 59 1/2 before the first day of that tax year.

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EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or

o to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o  regular after-tax contributions out of earnings; or

o taxable rollover contributions from Traditional IRAs ("conversion" contributions); or

o  tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) in any taxable year. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular IRA and after-tax contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under traditional IRAs.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. But, you cannot make contributions for any year that:

o your federal income tax filing status is "married filing jointly" and your adjusted gross income is over $160,000; or,

o your federal income tax filing status is "single" and your adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your adjusted gross income is between $150,000 and $160,000; or

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o your federal income tax filing status is "single" and your adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o  another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE-IRA, in a taxable "conversion" rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue Code. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following. In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. (If you have ever made nondeductible regular IRA contributions to any traditional IRA - whether or not it is the traditional IRA you are converting - a pro rata portion of the distribution is tax-free.)

There is, however, no early distribution penalty tax on the Traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59 1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your adjusted gross income

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exceeds $100,000. (For this purpose, your adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age
70 1/2.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

o  Rollovers from a Roth IRA to another Roth IRA;

o  Direct transfers from a Roth IRA to another Roth IRA;

o  "Qualified Distributions" from a Roth IRA; and

o  Return of excess contributions or amounts recharacterized to a traditional
   IRA.


QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o  you reach age 59 1/2; or

o  you die; or

o  you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.


NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Nonqualified distributions from Roth IRAs are distributions that do not meet the qualifying event and five-year aging period tests described above. Such distributions are potentially taxable as ordinary income. Nonqualified distributions receive return-of-investment-first treatment. Only the difference between the amount of the distribution and the amount of contributions to all of your Roth IRAs is taxable. You have to reduce the amount of contributions to all of your Roth IRAs to reflect any previous tax-free recoveries.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

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REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?" Lifetime required minimum distributions do not apply.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally, the same as traditional IRA, except that regular contributions made after age 70 1/2 are not "excess contributions."

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.


ROLLOVERS AND TRANSFERS

Rollover contributions may be made to a traditional IRA from these sources:

o  qualified plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o  other traditional IRAs.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM QUALIFIED PLANS OR TSAS

There are two ways to do rollovers:

o  Do it yourself

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o  Direct rollover

   You tell your qualified plan trustee or TSA issuer/custodian/fiduciary to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:

o  only after-tax contributions you made to the plan; or

o "required minimum distributions" after age 70 1/2 or separation from service; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o  a hardship withdrawal; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  corrective distributions which fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  a death benefit payment to a beneficiary who is not your surviving spouse;
   or

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o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 3% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. In Table II we assume a single initial contribution of $1,000, and no additional contributions. The 3% guaranteed interest rate is in the contract.

The account values shown reflect no withdrawal charges. The cash values shown reflect the withdrawal charge that applies if you surrender your contract for its cash value. In all cases we assume no transfers.

These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

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                                    TABLE I
                         ACCOUNT VALUES AND CASH VALUES
                  (assuming $1,000 contributions made annually
                     at the beginning of the contract year)




------------------------------------------------------------------------------
                             3% MINIMUM GUARANTEE
------------------------------------------------------------------------------
   CONTRACT                 ACCOUNT                          CASH
   YEAR END                  VALUE                           VALUE
--------------   ------------------------------   ----------------------------
       1                  $  1,009.40                      $    954.89
       2                  $  2,039.68                      $  1,929.54
       3                  $  3,100.87                      $  2,933.43
       4                  $  4,193.90                      $  3,967.43
       5                  $  5,319.72                      $  5,032.45
       6                  $  6,479.31                      $  6,129.42
       7                  $  7,673.69                      $  7,313.69
       8                  $  8,903.90                      $  8,543.90
       9                  $ 10,171.01                      $  9,811.01
      10                  $ 11,476.14                      $ 11,116.14
      11                  $ 12,820.43                      $ 12,460.43
      12                  $ 14,205.04                      $ 13,845.04
      13                  $ 15,631.19                      $ 15,271.19
      14                  $ 17,100.13                      $ 16,740.13
      15                  $ 18,613.13                      $ 18,253.13
      16                  $ 20,201.53                      $ 19,841.53
      17                  $ 21,837.57                      $ 21,477.57
      18                  $ 23,522.70                      $ 23,162.70
      19                  $ 25,258.38                      $ 24,898.38
      20                  $ 27,046.13                      $ 26,686.13
      21                  $ 28,887.52                      $ 28,527.52
      22                  $ 30,784.14                      $ 30,424.14
      23                  $ 32,737.67                      $ 32,377.67
      24                  $ 34,749.80                      $ 34,389.80
      25                  $ 36,822.29                      $ 36,462.29
      26                  $ 38,956.96                      $ 38,596.96
      27                  $ 41,155.67                      $ 40,795.67
      28                  $ 43,420.34                      $ 43,060.34
      29                  $ 45,752.95                      $ 45,392.95
      30                  $ 48,155.53                      $ 47,795.53
      31                  $ 50,630.20                      $ 50,270.20
      32                  $ 53,179.11                      $ 52,819.11
      33                  $ 55,804.48                      $ 55,444.48
      34                  $ 58,508.61                      $ 58,148.61
      35                  $ 61,293.87                      $ 60,933.87
      36                  $ 64,162.69                      $ 63,802.69
      37                  $ 67,117.57                      $ 66,757.57
      38                  $ 70,161.10                      $ 69,801.10
      39                  $ 73,295.93                      $ 72,935.93
      40                  $ 76,524.81                      $ 76,164.81
      41                  $ 79,850.55                      $ 79,490.55
      42                  $ 83,276.07                      $ 82,916.07
      43                  $ 86,804.35                      $ 86,444.35
      44                  $ 90,438.48                      $ 90,078.48
      45                  $ 94,181.64                      $ 93,821.64
      46                  $ 98,037.08                      $ 97,677.08
      47                  $102,008.20                      $101,648.20
      48                  $106,098.44                      $105,738.44
      49                  $110,311.40                      $109,951.40
      50                  $114,650.74                      $114,290.74
------------------------------------------------------------------------------

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                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
                 (assuming a single contribution of $1,000 and
                            no further contribution)





------------------------------------------------------------------------------
                              3% MINIMUM GUARANTEE
------------------------------------------------------------------------------
   CONTRACT                  ACCOUNT                          CASH
   YEAR END                   VALUE                           VALUE
--------------   ------------------------------   ----------------------------
        1                   $1,009.40                        $  954.89
        2                   $1,018.89                        $  963.87
        3                   $1,019.46                        $  964.40
        4                   $1,020.04                        $  964.96
        5                   $1,020.64                        $  965.53
        6                   $1,021.26                        $  966.11
        7                   $1,021.90                        $1,021.90
        8                   $1,022.55                        $1,022.55
        9                   $1,023.23                        $1,023.23
       10                   $1,023.93                        $1,023.93
       11                   $1,024.65                        $1,024.65
       12                   $1,025.38                        $1,025.38
       13                   $1,026.15                        $1,026.15
       14                   $1,026.93                        $1,026.93
       15                   $1,027.74                        $1,027.74
       16                   $1,028.57                        $1,028.57
       17                   $1,029.43                        $1,029.43
       18                   $1,030.31                        $1,030.31
       19                   $1,031.22                        $1,031.22
       20                   $1,032.16                        $1,032.16
       21                   $1,033.12                        $1,033.12
       22                   $1,034.11                        $1,034.11
       23                   $1,035.14                        $1,035.14
       24                   $1,036.19                        $1,036.19
       25                   $1,037.28                        $1,037.28
       26                   $1,038.40                        $1,038.40
       27                   $1,039.55                        $1,039.55
       28                   $1,040.73                        $1,040.73
       29                   $1,041.96                        $1,041.96
       30                   $1,043.22                        $1,043.22
       31                   $1,044.51                        $1,044.51
       32                   $1,045.85                        $1,045.85
       33                   $1,047.22                        $1,047.22
       34                   $1,048.64                        $1,048.64
       35                   $1,050.10                        $1,050.10
       36                   $1,051.60                        $1,051.60
       37                   $1,053.15                        $1,053.15
       38                   $1,054.74                        $1,054.74
       39                   $1,056.39                        $1,056.39
       40                   $1,058.08                        $1,058.08
       41                   $1,059.82                        $1,059.82
       42                   $1,061.61                        $1,061.61
       43                   $1,063.46                        $1,063.46
       44                   $1,065.37                        $1,065.37
       45                   $1,067.33                        $1,067.33
       46                   $1,069.35                        $1,069.35
       47                   $1,071.43                        $1,071.43
       48                   $1,073.57                        $1,073.57
       49                   $1,075.78                        $1,075.78
       50                   $1,078.05                        $1,078.05
------------------------------------------------------------------------------

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FEDERAL AND STATE INCOME TAX WITHHOLDING
AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:


o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional
   IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA unless you elect out of withholding. This may result in tax being withheld even though the Roth IRA distribution is not taxable in whole or in part.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here. Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $14,880 in periodic annuity payments in 2000 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of IRAs and Roth IRAs.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IB shares issued by the corresponding portfolio of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;


(6) to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each of its portfolios.


Equitable Life serves as the investment manager of EQ Advisors Trust. As such Equitable Life oversees the activities of the investment advisors with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisors. (Prior to September 1999, EQ Financial Consultants Inc. the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life served as investment manager to EQ Advisors Trust).

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, the assets of these portfolios became the corresponding portfolios of EQ Advisors Trust.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions, risks, expenses, their Rule 12b-1 Plan relating to its Class 1B shares, and other aspects of its operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI which is available upon request.

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ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


The rates to maturity for new allocations as of March 1, 2000 and the related price per $100 of maturity value were as follows:



--------------------------------------------------------------------------------
    FIXED MATURITY
      OPTIONS
  WITH JUNE 15TH
   MATURITY DATE          RATE TO MATURITY AS               PRICE
        OF                        OF                     PER $100 OF
   MATURITY YEAR             MARCH 1, 2000              MATURITY VALUE
--------------------------------------------------------------------------------
        2001                      5.20%                     $ 93.68
        2002                      5.65%                     $ 88.20
        2003                      6.10%                     $ 82.34
        2004                      6.15%                     $ 77.41
        2005                      6.25%                     $ 72.57
        2006                      6.35%                     $ 67.90
        2007                      6.40%                     $ 63.63
        2008                      6.40%                     $ 59.82
        2009                      6.45%                     $ 55.96
        2010                      6.50%                     $ 52.31
--------------------------------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.


    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------


If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II for an example.


For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to

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add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM - FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Traditional IRA, or Roth IRA contract on a monthly basis.


AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

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You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY


Our business day is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. We may close earlier due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern Time on a business day, we will use the next business day.


o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.


o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.


o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.


o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.


o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.


o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

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o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o  the election of trustees; or

o  the formal approval of independent auditors selected for EQ Advisors Trust;
   or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS


Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.



SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW


The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 1999 and 1998, and for the three years ended December 31, 1999, incorporated in this prospectus by reference to the 1999 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

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FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-628-6673.



TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a Traditional IRA, QP IRA or Roth IRA contract except by surrender to us. Loans are not available and you cannot assign Traditional IRA, QP IRA and Roth IRA contracts as security for a loan or other obligation.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your Traditional IRA, QP IRA or Roth IRA contract to another similar arrangement. Under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge if one applies.



DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors distribution fees of $325,380 for 1999, $325,380 for 1998 and $325,380 for 1997, as
distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account A.

The contracts are sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

9
INVESTMENT PERFORMANCE


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We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the portfolios in which they invest. We include these tables because they may be of general interest to you.


Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


Table 2 shows the growth of a hypothetical $1,000 investment in the variable investment options over the periods shown. Both Tables 1 and 2 take into account all current fees and charges under the contract, including the withdrawal charge but do not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state if applicable, or any applicable annuity administrative fee.

Tables 3, 4 and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all current fees and charges under the contract, but do not reflect the annual administrative charge, any withdrawal charge, ratcheted death benefit charge, charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, or any applicable annuity administrative fee, if applicable. If the charges were reflected they would effectively reduce the rates of return shown.

In all cases the results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available.

For the "Alliance" portfolios (other than EQ/Alliance Premier Growth), we have adjusted the results prior to October 1996, when Class IB shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.


EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, those portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


From time to time, we may advertise different measurements of the investment performance options and/or the portfolios, including the measurements reflected in the tables below.



BENCHMARKS


Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other charges such as the mortality and expense risks and other expense charges, annual administrative charge, or any withdrawal charge or optional ratcheted death benefit charge, under the contracts. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities

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from which each portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:
--------------------------------------------------------------------------------

EQ/AGGRESSIVE STOCK: 50% Russell 2000 Index and 50% Standard & Poor's Mid-Cap
  Total Return Index.

ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.

ALLIANCE CONSERVATIVE INVESTORS: 70% Lehman Treasury Bond Composite Index and
  30% Standard & Poor's 500 Index.

ALLIANCE EQUITY INDEX: Standard & Poor's 500 Index.

ALLIANCE GLOBAL: Morgan Stanley Capital International World Index.

ALLIANCE GROWTH & INCOME: 75% Standard & Poor's 500 Index and 25% Value Line
  Convertibles Index.

ALLIANCE GROWTH INVESTORS: 30% Lehman Government/Corporate Bond Index and 70%
  Standard & Poor's 500 Index.

ALLIANCE HIGH YIELD: Benchmark #1-Merrill Lynch High Yield Master Index and
  Benchmark #2-Credit Suisse First Boston Global High Yield Index.

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: Lehman Intermediate Government
  Bond Index.

ALLIANCE INTERNATIONAL: Morgan Stanley Capital International Europe, Australia,
  Far East Index.

ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill Index.

EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.

ALLIANCE QUALITY BOND: Lehman Aggregate Bond Index.

ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth Index.

EQ/ALLIANCE TECHNOLOGY: NASDAQ Composite

EQ/BALANCED: 50% Standard & Poor's 500 and 50% Lehman Government/Corporate Bond
  Index.

CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.

CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.

EQ/EVERGREEN: Benchmark #1-Russell 2000 Index and Benchmark #2-Standard & Poor's
  500 Index.

EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers
  Aggregate Bond Index.

MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.

MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.

MFS RESEARCH: Standard & Poor's 500 Index.

MERCURY BASIC VALUE EQUITY: Standard & Poor's 500 Index.

MERCURY WORLD STRATEGY: 36% Standard & Poor's 500 Index/24% Morgan Stanley
  Capital International Europe, Australia, Far East Index/21% Salomon Brothers U.S. Treasury Bond 1 Year+ 14% Salomon Brothers World Government Bond (excluding U.S.)/and 5% Three-Month U.S. Treasury Bill.

MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley Capital International
  Emerging Markets Free Price Return Index.

EQ/PUTNAM BALANCED: 60% Standard & Poor's 500 Index and 40% Lehman
  Government/Corporate Bond Index.

EQ/PUTNAM GROWTH & INCOME VALUE: Standard & Poor's 500 Index.

T. ROWE PRICE EQUITY INCOME: Standard & Poor's 500 Index.

T. ROWE PRICE INTERNATIONAL STOCK: Morgan Stanley Capital International Europe, Australia, Far East Index.

WARBURG PINCUS SMALL COMPANY VALUE: Benchmark #1-Russell 2000 Index and
  Benchmark #2- Russell 2000 Value Index.
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LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST performance relative to other variable annuity products.

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                                    TABLE 1
 AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999




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                                                                      LENGTH OF INVESTMENT PERIOD
                                              --------------------------------------------------------------------------------

                                                                                                      SINCE        SINCE
                                                     1             3           5           10        OPTION      PORTFOLIO
VARIABLE INVESTMENT OPTIONS                         YEAR         YEARS       YEARS       YEARS     INCEPTION*   INCEPTION**
------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                 8.93%        3.96%       11.69%      13.33%      14.69%        14.69%
Alliance Common Stock                              14.92%       22.48%       23.81%      14.95%      15.25%        10.62%
Alliance Conservative Investors                     0.96%        6.74%        7.69%       6.12%       4.81%         6.19%
Alliance Equity Index                              10.34%       21.48%       23.61%                  20.82%        19.50%
Alliance Global                                    27.78%       17.94%       16.10%      12.10%      13.45%        10.68%
Alliance Growth and Income                          8.76%       16.52%       17.65%                  13.73%        13.22%
Alliance Growth Investors                          16.26%       14.91%       15.46%      13.56%      11.46%        13.60%
Alliance High Yield                               (11.41)%      (2.76)%       5.15%       6.69%       2.96%         5.71%
Alliance Intermediate Government Securities        (8.22)%      (0.61)%       1.32%                   0.43%         2.27%
Alliance International                             27.08%        8.22%                                7.64%         8.02%
Alliance Money Market                              (3.77)%      (0.37)%       0.24%       1.00%       3.03%         3.03%
Alliance Quality Bond                             (10.19)%      (0.47)%       2.48%                   0.36%         0.74%
Alliance Small Cap Growth                          17.57%                                             7.82%        11.98%
EQ/Balanced                                         7.97%       11.37%       11.80%       8.01%       9.39%         9.39%
MFS Emerging Growth Companies                      62.59%                                            39.84%        42.82%
MFS Research                                       13.20%                                            16.15%        18.40%
Mercury Basic Value Equity                          9.29%                                             9.62%        12.33%
Mercury World Strategy                             11.50%                                             4.53%         6.42%
Morgan Stanley Emerging Markets Equity             84.40%                                            (0.23)%       (0.23)%
EQ/Putnam Balanced                                 (8.08)%                                            2.67%         3.96%
EQ/Putnam Growth & Income Value                    (9.36)%                                            2.54%         4.37%
T. Rowe Price Equity Income                        (4.85)%                                            5.35%         7.12%
T. Rowe Price International Stock                  21.68%                                             8.87%        10.09%
Warburg Pincus Small Company Value                 (6.46)%                                           (4.73)%       (2.24)%
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* The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Balanced (5/1/84), Alliance Common Stock (8/27/81), Alliance Conservative Investors (1/4/94), Alliance Equity Index (6/1/94), Alliance Global (1/4/94), Alliance Growth & Income (1/4/94), Alliance Growth Investors (1/4/94), Alliance High Yield (1/4/94), Alliance Intermediate Government Securities (6/1/94), Alliance International (9/1/95), Alliance Money Market (5/11/82), Alliance Quality Bond (1/4/94), Alliance Small Cap Growth (6/2/97), MFS Emerging Growth Companies (6/2/97), MFS Research (6/2/97), Mercury Basic Value Equity (6/2/97), Mercury World Strategy (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), T. Rowe Price Equity Income (6/2/97), T. Rowe Price International Stock (6/2/97), Warburg Pincus Small Company Value (6/2/97), EQ/Evergreen, EQ/Evergreen Foundation, MFS Growth with Income, (12/31/98). The inception dates for the variable investment options that became available less than one year ago and are therefore not shown are: EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, MFS Growth with Income (8/30/99) and EQ/Alliance Technology (anticipated to become available 5/22/00).

** The inception dates for portfolios underlying the Alliance variable investment options shown in the tables are for portfolios

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   of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are: EQ/Aggressive Stock (5/1/84), EQ/Balanced (5/1/84), Alliance Common Stock (8/1/68), Alliance Conservative Investors (10/2/89), Alliance Equity Index (3/1/94), Alliance Global (8/27/87), Alliance Growth and Income (10/1/93), Alliance Growth Investors (10/2/89), Alliance High Yield (1/2/87), Alliance Intermediate Government Securities (4/1/91), Alliance International (4/3/95), Alliance Money Market (5/11/82), Alliance Quality Bond (10/1/93), Alliance Small Cap Growth (5/1/97), MFS Emerging Growth Companies (5/1/97), MFS Research (5/1/97), Mercury Basic Value Equity (5/1/97), Mercury World Strategy (5/1/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (5/1/97), EQ/Putnam Growth & Income Value (5/1/97), T. Rowe Price Equity Income (5/1/97), T. Rowe Price International Stock (5/1/97), Warburg Pincus Small Company Value (5/1/97), EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (inception dates of 12/31/98) are not included because the variable investment options that correspond to the portfolios became available after 12/31/98. The inception dates for the portfolios that became available less than one year ago and are therefore not shown in the tables are; EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (4/30/99) and EQ/Alliance Technology (5/1/00).

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                                    TABLE 2
      GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999





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                                                                     LENGTH OF INVESTMENT PERIOD
                                              ---------------------------------------------------------------------------
                                                                                                            SINCE
                                                     1              3             5            10         PORTFOLIO
VARIABLE INVESTMENT OPTIONS                        YEAR           YEARS         YEARS         YEARS       INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $1,089.27      $1,123.67     $1,738.33     $3,495.28     $ 8,571.56
Alliance Common Stock                            $1,149.17      $1,837.51     $2,908.87     $4,027.55     $23,833.27
Alliance Conservative Investors                  $1,009.55      $1,216.21     $1,448.66     $1,811.82     $ 1,850.12
Alliance Equity Index                            $1,103.42      $1,792.91     $2,886.02             -     $ 2,829.53
Alliance Global                                  $1,277.81      $1,640.57     $2,109.76     $3,134.36     $ 3,499.27
Alliance Growth and Income                       $1,087.65      $1,581.98     $2,254.41             -     $ 2,172.95
Alliance Growth Investors                        $1,162.63      $1,517.35     $2,052.02     $3,566.75     $ 3,693.95
Alliance High Yield                              $  885.93      $  919.53     $1,285.62     $1,910.23       2,058.41
Alliance Intermediate Government Securities      $  917.84      $  981.73     $1,067.89             -     $ 1,217.06
Alliance International                           $1,270.78      $1,267.57             -             -     $ 1,442.64
Alliance Money Market                            $  962.28      $  988.86     $1,012.29     $1,104.79     $ 1,693.82
Alliance Quality Bond                            $  898.13      $  985.91     $1,130.57             -     $ 1,047.24
Alliance Small Cap Growth                        $1,175.70              -             -             -     $ 1,352.98
EQ/Balanced                                      $1,079.68      $1,381.44     $1,746.95     $2,160.61     $ 4,079.78
MFS Emerging Growth Companies                    $1,625.89              -             -             -     $ 2,591.24
MFS Research                                     $1,132.05              -             -             -     $ 1,570.20
Mercury Basic Value Equity                       $1,092.90              -             -             -     $ 1,364.08
Mercury World Strategy                           $1,115.00              -             -             -     $ 1,180.83
Morgan Stanley Emerging Markets Equity           $1,843.97              -             -             -     $   994.45
EQ/Putnam Balanced                               $  919.22              -             -             -     $ 1,109.32
EQ/Putnam Growth & Income Value                  $  906.38              -             -             -     $ 1,120.91
T. Rowe Price Equity Income                      $  951.52              -             -             -     $ 1,201.54
T. Rowe Price International Stock                $1,216.82              -             -             -     $ 1,292.62
Warburg Pincus Small Company Value               $  935.41              -             -             -     $   941.22
-------------------------------------------------------------------------------------------------------------------------

*  Portfolio inception dates are shown in Table 1.

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                                    TABLE 3
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999




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                                                                                                            SINCE
                                                                                                          PORTFOLIO
                                        1 YEAR      3 YEARS       5 YEARS      10 YEARS      20 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK                     17.12%        8.11%        14.59%        14.87%            -         15.88%
 Lipper Mid-Cap Growth                  51.65%       24.68%        19.97%        14.78%            -         15.86%
 Benchmark                              18.09%       17.48%        19.92%        15.41%            -         14.58%

ALLIANCE COMMON STOCK                   23.38%       26.09%        26.25%        16.90%        16.72%        12.24%
 Lipper Growth                          29.78%       26.87%        25.55%        16.90%        15.83%        15.16%
 Benchmark                              21.03%       27.56%        28.56%        18.21%        17.88%        16.19%

ALLIANCE CONSERVATIVE INVESTORS          8.55%       10.79%        10.85%         8.36%            -          8.44%
 Lipper Income                           4.42%       11.65%        13.70%        10.10%            -         10.15%
 Benchmark                               4.19%       12.07%        13.60%        10.75%            -         10.68%

ALLIANCE EQUITY INDEX                   18.64%       25.10%        26.02%            -             -         21.89%
 Lipper S&P 500 Index Funds             19.36%       25.86%        26.81%            -             -         23.89%
 Benchmark                              21.03%       27.56%        28.56%            -             -         24.14%

ALLIANCE GLOBAL                         36.51%       21.69%        18.98%        14.16%            -         12.80%
 Lipper Global                          44.62%       23.92%        20.57%        11.65%            -         11.06%
 Benchmark                              24.93%       21.61%        19.76%        11.42%            -         10.74%

ALLIANCE GROWTH AND INCOME              16.95%       20.30%        20.31%            -             -         15.46%
 Lipper Growth & Income                 12.90%       17.23%        20.50%            -             -         16.45%
 Benchmark                              20.71%       23.10%        25.01%            -             -         18.77%

ALLIANCE GROWTH INVESTORS               24.76%       18.73%        18.28%        15.31%            -         15.32%
 Lipper Flexible Portfolio              10.45%       14.19%        15.15%        11.65%            -         11.68%
 Benchmark                              13.77%       20.90%        22.15%        15.13%            -         15.15%

ALLIANCE HIGH YIELD                     (4.74)%       1.32%         8.30%         8.66%            -          7.80%
 Lipper High Yield                       3.65%        4.82%         8.59%         9.61%            -          7.79%
 Benchmark #1                            1.57%        5.91%         9.61%        10.79%            -          9.99%
 Benchmark #2                            3.28%        5.37%         9.07%        11.06%            -         10.04%

ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES                             (1.31)%       3.49%         4.84%            -             -          4.75%
 Lipper U.S. Government                 (2.60)%       4.04%         5.81%            -             -          5.89%
 Benchmark                               0.49%        5.50%         6.93%            -             -          6.76%

ALLIANCE INTERNATIONAL                  35.79%       12.23%            -             -             -         11.49%
 Lipper International                   43.24%       18.74%            -             -             -         16.13%
 Benchmark                              26.96%       15.74%            -             -             -         13.11%

ALLIANCE MONEY MARKET                    3.47%        3.73%         3.85%         3.67%            -          5.15%
 Lipper Money Market                     3.78%        4.05%         4.16%         3.96%            -          5.70%
 Benchmark                               4.74%        5.01%         5.20%         5.06%            -          6.65%

ALLIANCE QUALITY BOND                   (3.43)%       3.63%         5.92%            -             -          3.45%
 Lipper Corporate Bond A-Rated          (2.56)%       4.06%         6.53%            -             -          4.36%
 Benchmark                              (0.82)%       5.73%         7.73%            -             -          5.64%

ALLIANCE SMALL CAP GROWTH               26.09%           -             -             -             -         16.19%
 Lipper Small-Cap                       34.26%           -             -             -             -         19.49%
 Benchmark                              43.09%           -             -             -             -         25.88%

EQ/BALANCED                             16.09%       15.28%        14.77%        10.20%            -         11.04%
 Lipper Balanced                        10.45%       14.19%        15.15%        11.65%            -         11.09%
 Benchmark                               9.07%       16.47%        17.93%        13.04%            -         13.19%
-------------------------------------------------------------------------------------------------------------------------


-----
 74

INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------

                              TABLE 3 (CONTINUED)
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



-------------------------------------------------------------------------------------------------------------------------
                                                                                                            SINCE
                                                                                                          PORTFOLIO
                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS      20 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES             71.59%        -            -            -              -          46.49%
 Lipper Mid-Cap                           51.65%        -            -            -              -          32.50%
 Benchmark                                21.26%        -            -            -              -          16.99%

MFS RESEARCH                              21.64%        -            -            -              -          22.46%
 Lipper Growth                            29.78%        -            -            -              -          29.33%
 Benchmark                                21.03%        -            -            -              -          27.36%

MERCURY BASIC VALUE EQUITY                17.51%        -            -            -              -          16.52%
 Lipper Growth & Income                   12.90%        -            -            -              -          18.00%
 Benchmark                                21.03%        -            -            -              -          27.36%

MERCURY WORLD STRATEGY                    19.89%        -            -            -              -          10.79%
 Lipper Global Flexible Portfolio         12.93%        -            -            -              -          11.91%
 Benchmark                                13.07%        -            -            -              -          16.18%

MORGAN STANLEY EMERGING MARKETS
 EQUITY                                   93.40%        -            -            -              -           4.43%
 Lipper Emerging Markets                  82.53%        -            -            -              -           2.90%
 Benchmark                                66.41%        -            -            -              -          (0.88)%

EQ/PUTNAM BALANCED                        (1.16)%       -            -            -              -           8.39%
 Lipper Balanced                           8.69%        -            -            -              -          13.91%
 Benchmark                                11.39%        -            -            -              -          18.81%

EQ/PUTNAM GROWTH & INCOME VALUE           (2.54)%       -            -            -              -           8.80%
 Lipper Growth & Income                   12.90%        -            -            -              -          18.00%
 Benchmark                                21.03%        -            -            -              -          27.36%

T. ROWE PRICE EQUITY INCOME                2.31%        -            -            -              -          11.46%
 Lipper Equity Income                      6.90%        -            -            -              -          14.28%
 Benchmark                                21.03%        -            -            -              -          27.36%

T. ROWE PRICE INTERNATIONAL STOCK         30.29%        -            -            -              -          14.34%
 Lipper International                     43.24%        -            -            -              -          20.38%
 Benchmark                                26.96%        -            -            -              -          18.32%

WARBURG PINCUS SMALL COMPANY
 VALUE                                     0.58%        -            -            -              -           2.09%
 Lipper Small-Cap                         34.26%        -            -            -              -          24.22%
 Benchmark #1                             21.56%        -            -            -              -          16.99%
 Benchmark #2                             (1.49)%       -            -           -              -            7.06%
-------------------------------------------------------------------------------------------------------------------------


*  Portfolio inception dates are shown in Table 1.

-----
  75

INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------


                                    TABLE 4
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999


-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 SINCE
                                                                                                               PORTFOLIO
                                        1 YEAR        3 YEARS      5 YEARS       10 YEARS       20 YEARS       INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK                     17.12%         26.37%        97.56%        300.04%              -         907.17%
 Lipper Mid-Cap Growth                  51.65%        102.87%       158.98%        311.69%              -         683.45%
 Benchmark                              18.09%         62.12%       147.96%        319.19%              -         595.55%

ALLIANCE COMMON STOCK                   23.38%        100.46%       220.74%        376.76%       2,102.68%      3,665.21%
 Lipper Growth                          29.78%        106.30%       216.51%        386.68%       1,816.52%      2,838.39%
 Benchmark                              21.03%        107.56%       251.12%        432.78%       2,584.39%      3,555.48%

ALLIANCE CONSERVATIVE INVESTORS          8.55%         36.01%        67.41%        123.19%              -         129.28%
 Lipper Income                           4.42%         39.31%        91.71%        163.35%              -         169.02%
 Benchmark                               4.19%         40.74%        89.21%        177.71%              -         186.90%

ALLIANCE EQUITY INDEX                   18.64%         95.77%       217.89%             -               -         217.43%
 Lipper S&P 500 Index Funds             19.36%         99.37%       227.98%             -               -         242.77%
 Benchmark                              21.03%        107.56%       251.12%             -               -         253.66%

ALLIANCE GLOBAL                         36.51%         80.19%       138.43%        276.09%              -         342.49%
 Lipper Global                          44.62%         93.38%       162.57%        205.54%              -         273.03%
 Benchmark                              24.93%         79.83%       146.35%        194.99%              -         252.80%

ALLIANCE GROWTH AND INCOME              16.95%         74.09%       152.11%             -               -         145.50%
 Lipper Growth & Income                 12.90%         62.52%       157.04%             -               -         158.01%
 Benchmark                              20.71%         86.55%       205.26%             -               -         204.09%

ALLIANCE GROWTH INVESTORS               24.76%         67.36%       131.47%        315.58%              -         330.68%
 Lipper Flexible Portfolio              10.45%         49.38%       103.90%        204.29%              -         211.11%
 Benchmark                              13.77%         76.71%       171.92%        309.28%              -         352.50%

ALLIANCE HIGH YIELD                     (4.74)%         4.01%        48.99%        129.49%              -         165.41%
 Lipper High Yield                       3.65%         15.25%        51.19%        151.82%              -         166.74%
 Benchmark #1                            1.57%         18.80%        58.22%        178.72%              -         245.03%
 Benchmark #2                            3.28%         17.00%        54.39%        185.43%              -         246.92%

ALLIANCE INTERMEDIATE
 GOVERNMENT SECURITIES                  (1.31)%        10.84%        26.65%             -               -          50.13%
 Lipper U.S. Government                 (2.60)%        12.55%        32.56%             -               -          64.40%
 Benchmark                               0.49%         17.43%        39.81%             -               -          77.41%

ALLIANCE INTERNATIONAL                  35.79%         41.35%            -              -               -          67.58%
 Lipper International                   43.24%         69.17%            -              -               -         103.07%
 Benchmark                              26.96%         55.06%            -              -               -          79.52%

ALLIANCE MONEY MARKET                    3.47%         11.62%        20.78%         43.42%              -         142.62%
 Lipper Money Market                     3.78%         12.64%        22.65%         47.52%              -         178.18%
 Benchmark                               4.74%         15.79%        28.88%         63.79%                        229.35%

ALLIANCE QUALITY BOND                   (3.43)%        11.30%        33.34%             -               -          23.61%
 Lipper Corporate Bond A-Rated          (2.56)%        12.69%        37.39%             -               -          30.19%
 Benchmark                              (0.82)%        18.20%        45.12%             -               -          40.97%

ALLIANCE SMALL CAP GROWTH               26.09%             -             -              -               -          49.24%
 Lipper Small-Cap                       34.26%             -             -              -               -          62.98%
 Benchmark                              43.09%             -             -              -               -          84.91%
-------------------------------------------------------------------------------------------------------------------------

-----
  76

INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------


                              TABLE 4 (CONTINUED)
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999


-------------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                                                                                                           PORTFOLIO
                                        1 YEAR       3 YEARS      5 YEARS       10 YEARS       20 YEARS    INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                             16.09%        53.21%        99.12%       164.09%           -        415.98%
 Lipper Balanced                        10.45%        49.38%       103.90%       204.29%           -        335.16%
 Benchmark                               9.07%        58.00%       128.08%       240.54%           -        558.00%

MFS EMERGING GROWTH COMPANIES           71.59%            -             -             -            -        176.97%
 Lipper Mid-Cap                         51.65%            -             -             -            -        120.85%
 Benchmark                              21.26%            -             -             -            -         52.05%

MFS RESEARCH                            21.64%            -             -             -            -         71.70%
 Lipper Growth                          29.78%            -             -             -            -        101.13%
 Benchmark                              21.03%            -             -             -            -         90.75%

MERCURY BASIC VALUE EQUITY              17.51%            -             -             -            -         50.39%
 Lipper Growth & Income                 12.90%            -             -             -            -         56.85%
 Benchmark                              21.03%            -             -             -            -         90.75%

MERCURY WORLD STRATEGY                  19.89%            -             -             -            -         31.43%
 Lipper Global Flexible Portfolio       12.93%            -             -             -            -         35.69%
 Benchmark                              13.07%            -             -             -            -         49.16%

MORGAN STANLEY EMERGING MARKETS
 EQUITY                                 93.40%            -             -             -            -         10.80%
 Lipper Emerging Markets                82.53%            -             -             -            -          7.48%
 Benchmark                              66.41%            -             -             -            -          5.32%

EQ/PUTNAM BALANCED                      (1.16)%           -             -             -            -         24.00%
 Lipper Balanced                         8.69%            -             -             -            -         42.44%
 Benchmark                              11.39%            -             -             -            -         61.21%

EQ/PUTNAM GROWTH & INCOME VALUE         (2.54)%           -             -             -            -         25.24%
 Lipper Growth & Income                 12.90%            -             -             -            -         56.85%
 Benchmark                              21.03%            -             -             -            -         90.75%

T. ROWE PRICE EQUITY INCOME              2.31%            -             -             -            -         33.58%
 Lipper Equity Income                    6.90%            -             -             -            -         43.31%
 Benchmark                              21.03%            -             -             -            -         90.75%

T. ROWE PRICE INTERNATIONAL STOCK       30.29%            -             -             -            -         43.00%
 Lipper International                   43.24%            -             -             -            -         65.44%
 Benchmark                              26.96%            -             -             -            -         56.70%

WARBURG PINCUS SMALL COMPANY
 VALUE                                   0.58%            -             -             -            -          5.68%
 Lipper Small-Cap                       34.26%            -             -             -            -         83.94%
 Benchmark #1                           21.26%            -             -             -            -         52.05%
 Benchmark #2                           (1.49)%           -             -             -            -         19.99%
-------------------------------------------------------------------------------------------------------------------------


*   Portfolio inception dates are shown in Table 1.

-----
  77

INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------

                                    TABLE 5
                         YEAR-BY-YEAR RATES OF RETURN




-----------------------------------------------------------------------------------------
                                         1990        1991         1992           1993
-----------------------------------------------------------------------------------------
EQ/Aggressive Stock                      5.52%      84.47%        (4.61)%       15.08%
Alliance Common Stock                   (9.36)%     35.86%         1.72%        23.07%
Alliance Conservative Investors          4.88%      18.16%         4.27%         9.18%
Alliance Equity Index                       -           -             -             -
Alliance Global                         (7.49)%     28.72%        (1.96)%       30.27%
Alliance Growth and Income                  -           -             -         (0.62)%+
Alliance Growth Investors                9.01%      46.85%         3.42%        13.63%
Alliance High Yield                     (2.54)%     22.72%        10.72%        21.42%
Alliance Intermediate Government
  Securities                                -       10.88%+        4.08%         9.01%
Alliance International                      -           -             -             -
Alliance Money Market                    6.80%       4.69%         2.07%         1.48%
Alliance Quality Bond                       -           -             -         (0.87)%+
Alliance Small Cap Growth                   -           -             -             -
EQ/Balanced                             (1.45)%     40.11%        (4.26)%       10.71%
MFS Emerging Growth Companies               -           -             -             -
MFS Research                                -           -             -             -
Mercury Basic Value Equity                  -           -             -             -
Mercury World Strategy                      -           -             -             -
Morgan Stanley Emerging Markets
  Equity                                    -           -             -             -
EQ/Putnam Balanced                          -           -             -             -
EQ/Putnam Growth & Income Value             -           -             -             -
T. Rowe Price Equity Income                 -           -             -             -
T. Rowe Price International Stock           -           -             -             -
Warburg Pincus Small Company
  Value                                     -           -             -             -
-----------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                         1994         1995        1996          1997           1998          1999
-----------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                     (5.24)%      29.81%       20.44%         9.20%         (1.19)%     17.12%
Alliance Common Stock                   (3.58)%      30.61%       22.50%        27.37%         27.55%      23.38%
Alliance Conservative Investors         (5.50)%      18.71%        3.68%        11.62%         12.25%       8.55%
Alliance Equity Index                   (0.14)%+     34.60%       20.64%        30.69%         26.25%      18.64%
Alliance Global                          3.71%       17.14%       12.96%         9.93%         20.07%      36.51%
Alliance Growth and Income              (2.02)%      22.34%       18.37%        24.95%         19.13%      16.95%
Alliance Growth Investors               (4.56)%      24.61%       10.99%        15.11%         16.54%      24.76%
Alliance High Yield                     (4.20)%      18.24%       21.15%        16.79%         (6.51)%     (4.74)%
Alliance Intermediate Government
  Securities                            (5.77)%      11.73%        2.27%         5.76%          6.20%      (1.31)%
Alliance International                      -         9.54%+       8.23%        (4.49)%         8.99%      35.79%
Alliance Money Market                    2.53%        4.23%        3.81%         3.91%          3.82%       3.47%
Alliance Quality Bond                   (6.49)%      15.38%        3.84%         7.58%          7.13%      (3.43)%
Alliance Small Cap Growth                   -            -            -         25.50%+        (5.69)%     26.09%
EQ/Balanced                             (9.38)%      18.07%       10.07%        13.35%         16.43%      16.09%
MFS Emerging Growth Companies               -            -            -         21.45%+        32.90%      71.59%
MFS Research                                -            -            -         15.12%+        22.62%      21.64%
Mercury Basic Value Equity                  -            -            -         16.08%+        10.24%      17.51%
Mercury World Strategy                      -            -            -          3.87%+         5.54%      19.89%
Morgan Stanley Emerging Markets
  Equity                                    -            -            -        (20.54)%+      (27.90)%     93.40%
EQ/Putnam Balanced                          -            -            -         13.56%+        10.47%      (1.16)%
EQ/Putnam Growth & Income Value             -            -            -         15.28%+        11.47%      (2.54)%
T. Rowe Price Equity Income                 -            -            -         21.15%+         7.76%       2.31%
T. Rowe Price International Stock           -            -            -         (2.30)%+       12.33%      30.29%
Warburg Pincus Small Company
  Value                                     -            -            -         18.17%+       (11.09)%      0.58%

----------
+ Returns for these portfolios represent less than 12 months of performance. These returns are as of each portfolio inception date as shown in Table 1.

----------
    78

INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o  data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:


--------------------------------------------------------------------------------
 Barron's                           Money Management Letter
 Morningstar's Variable Annuity     Investment Dealers Digest
  Sourcebook                        National Underwriter
 Business Week                      Pension & Investments
 Forbes                             USA Today
 Fortune                            Investor's Business Daily
 Institutional Investor             The New York Times
 Money                              The Wall Street Journal
 Kiplinger's Personal Finance       The Los Angeles Times
 Financial Planning                 The Chicago Tribune
 Investment Adviser
 Investment Management Weekly
--------------------------------------------------------------------------------

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION

Current yield for the Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).


"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the withdrawal charge, the annual administrative charge,

----------
    79

INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------


optional ratcheted death benefit charge, and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. For more information, see "Alliance Money Market Option yield information" and "Other yield information" in the SAI.

10
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


----------------
      80

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

--------------------------------------------------------------------------------


Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1999, is considered to be a part of this prospectus because it is incorporated by reference.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.


Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.


We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).

APPENDIX I: CONDENSED FINANCIAL INFORMATION


--------
 A-1

APPENDIX I: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below, as of December 31, 1999, are for contracts offered under Separate Account A with the same asset based charge of 1.20%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION



--------------------------------------------------------------------------------
                                                    DECEMBER  31,
                                                        1999
--------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK
 Unit value                                           $105.70
 Number of units outstanding (000's)                       17

ALLIANCE COMMON STOCK
 Unit value                                           $126.92
 Number of units outstanding (000's)                      105

ALLIANCE CONSERVATIVE INVESTORS
 Unit value                                           $111.53
 Number of units outstanding (000's)                        6

ALLIANCE EQUITY INDEX
 Unit value                                           $123.02
 Number of units outstanding (000's)                       50

ALLIANCE GLOBAL
 Unit value                                           $134.29
 Number of units outstanding (000's)                       20

ALLIANCE GROWTH AND INCOME
 Unit value                                           $120.14
 Number of units outstanding (000's)                       37

ALLIANCE GROWTH INVESTORS
 Unit value                                           $127.17
 Number of units outstanding (000's)                       21

ALLIANCE HIGH YIELD
 Unit value                                           $ 84.97
 Number of units outstanding (000's)                        5

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
 Unit value                                           $101.97
 Number of units outstanding (000's)                        1

ALLIANCE INTERNATIONAL
 Unit value                                           $126.30
 Number of units outstanding (000's)                        3
--------------------------------------------------------------------------------

-----
 A-2

APPENDIX I: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION (CONTINUED)





-------------------------------------------------------------------------------
                                                      DECEMBER  31,
                                                          1999
-------------------------------------------------------------------------------
ALLIANCE MONEY MARKET
 Unit value                                             $105.21
 Number of units outstanding (000's)                         17

EQ/ALLIANCE PREMIER GROWTH
 Unit value                                             $116.42
 Number of units outstanding (000s)                          36

ALLIANCE QUALITY BOND
 Unit value                                             $100.07
 Number of units outstanding (000's)                          4

ALLIANCE SMALL CAP GROWTH
 Unit value                                             $109.62
 Number of units outstanding (000's)                          2

EQ/BALANCED
 Unit value                                             $118.36
 Number of units outstanding (000's)                         11

CAPITAL GUARDIAN RESEARCH
 Unit value                                             $106.84
 Number of units outstanding (000s)                           1

CAPITAL GUARDIAN U.S. EQUITY
 Unit value                                             $101.69
 Number of units outstanding (000s)                           1

EQ/EVERGREEN
 Unit value                                             $106.63
 Number of units outstanding (000's)                          -

EQ/EVERGREEN FOUNDATION
 Unit value                                             $105.21
 Number of units outstanding (000's)                          -

MFS EMERGING GROWTH COMPANIES
 Unit value                                             $177.65
 Number of units outstanding (000's)                         36

MFS GROWTH WITH INCOME
 Unit value                                             $104.53
 Number of units outstanding (000's)                          2
-------------------------------------------------------------------------------

-----
 A-3

APPENDIX I: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT
OPTION (CONTINUED)





-------------------------------------------------------------------------------
                                                           DECEMBER  31,
                                                               1999
-------------------------------------------------------------------------------
MFS RESEARCH
 Unit value                                                   $120.55
 Number of units outstanding (000's)                                6

MERCURY BASIC VALUE EQUITY
 Unit value                                                   $115.06
 Number of units outstanding (000's)                                7

MERCURY WORLD STRATEGY
 Unit value                                                   $113.85
 Number of units outstanding (000's)                                1

MORGAN STANLEY EMERGING MARKETS EQUITY
 Unit value                                                   $157.61
 Number of units outstanding (000's)                                3

EQ/PUTNAM BALANCED
 Unit value                                                   $ 99.99
 Number of units outstanding (000's)                                3

EQ/PUTNAM GROWTH & INCOME VALUE
 Unit value                                                   $ 98.04
 Number of units outstanding (000's)                                3

T. ROWE PRICE EQUITY INCOME
 Unit value                                                   $103.45
 Number of units outstanding (000's)                                3

T. ROWE PRICE INTERNATIONAL STOCK
 Unit value                                                   $122.67
 Number of units outstanding (000's)                                3

WARBURG PINCUS SMALL COMPANY VALUE
 Unit value                                                   $ 83.36
 Number of units outstanding (000's)                                1
-------------------------------------------------------------------------------

APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE


--------
 B-1

APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 15, 2001 to a fixed maturity option with a maturity date of June 15, 2010 (i.e., nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2005.




-------------------------------------------------------------------------------------------
                                                                      HYPOTHETICAL ASSUMED
                                                                      RATE TO MATURITY ON
                                                                         JUNE 15, 2005
                                                                     ---------------------
                                                                        5.00%        9.00%
-------------------------------------------------------------------------------------------
AS OF JUNE 15, 2005 (BEFORE WITHDRAWAL)
(1) Market adjusted amount                                            $144,048    $ 119,487
(2) Fixed maturity amount                                             $131,080    $ 131,080
(3) Market value adjustment:
    (1) - (2)                                                         $ 12,968    $ (11,593)

ON JUNE 15, 2005 (AFTER WITHDRAWAL)
(4) Portion of market value adjustment associated with withdrawal:
    (3) x [$50,000/(1)]                                               $  4,501    $  (4,851)
(5) Reduction in fixed maturity amount
    [$50,000 - (4)]                                                   $ 45,499    $  54,851
(6) Fixed maturity amount (2) - (5)                                   $ 85,581    $  76,229
(7) Maturity value                                                    $120,032    $ 106,915
(8) Market adjusted amount of (7)                                     $ 94,048    $  69,487
-------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

APPENDIX III: DEATH BENEFIT EXAMPLE


--------
   C-1

APPENDIX III: DEATH BENEFIT EXAMPLE

--------------------------------------------------------------------------------


The death benefit under the contracts is equal to (i) the account value or,
(ii) the minimum death benefit (contributions, less withdrawals, and any withdrawal charges and taxes that may apply) or, if elected, (iii) the optional ratcheted death benefit, whichever provides the highest amount.


The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no withdrawals, the death benefit for an annuitant age 45 would be calculated as follows:



--------------------------------------------------------------------------------
  END OF
 CONTRACT                                                 RATCHETED
   YEAR         ACCOUNT VALUE(1)        CONTRIBUTION    DEATH BENEFIT
--------------------------------------------------------------------------------
    1             $105,000(2)             $100,000       $100,000
    2             $115,500(2)                            $100,000
    3             $129,360(2)                            $129,360(2)
    4             $103,488                               $129,360(3)
    5             $113,837                               $129,360(3)
    6             $127,497                               $129,360(3)
    7             $127,497                               $129,360(3)
    8             $133,872(2)                            $129,360
    9             $147,259                               $147,259(4)
--------------------------------------------------------------------------------

The account values for contract years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00%, 0.00%, 5%
and 10%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1) If the optional ratcheted death benefit was not elected, the death benefit on each contract date anniversary would be equal to the account value, since it is higher than the contribution.

(2) If the optional ratcheted death benefit was elected at the end of contract year 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in year 3, the ratcheted death benefit is increased to equal the account value.
(3) At the end of contract years 4, 5, 6 and 7, the death benefit would be equal to the ratcheted death benefit since it is higher than the account value. Also, at the end of contract year six, no adjustment would be made to the ratcheted death benefit, since the ratcheted death benefit is higher than the account value.

(4) At the end of contract year 9, the ratcheted death benefit would be increased to the account value, since the account value on the contract date anniversary is higher than the current ratcheted death benefit.

STATEMENT OF ADDITIONAL INFORMATION


--------

STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

TABLE OF CONTENTS




                                                                  PAGE
Required minimum distributions option                              2
Calculation of annuity payments                                    3
Alliance Money Market option yield information                     4
Other yield information                                            5
Financial statements                                               5


HOW TO OBTAIN AN EQUI-VEST STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1-800-628-6673 or send this request form to:
  EQUI-VEST
  Processing Office
  The Equitable Life
  P.O. Box 2996
  New York, NY 10116-2996

--------------------------------------------------------------------------------


Please send me an EQUI-VEST Statement of Additional Information dated May 1, 2000. (Combination variable and fixed deferred annuity)



------------------------------------------------------------------------------
Name:


------------------------------------------------------------------------------
Address:


------------------------------------------------------------------------------
City            State    Zip








SAI (05/00)


888-1260

EQUI-VEST(R)
A Combination Variable and Fixed Deferred
Annuity Contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2000

--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST, dated May 1, 2000. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 2996, New York, NY 10116-2996), by calling toll free, 1-800-628-6673, or by contacting your financial professional.



TABLE OF CONTENTS

Required minimum distributions option                  2
Unit values                                            2
Calculation of annuity payments                        3
The reorganization                                     3
Custodian and independent accountants                  4
Alliance Money Market option yield information         4
Other yield information                                5
Financial statements                                   5






   Copyright 2000. The Equitable Life Assurance Society of the United States
                 New York, New York 10104. All rights reserved.



888-1227

Cat. No.

--------------------------------------------------------------------------------
2

REQUIRED MINIMUM DISTRIBUTIONS
OPTION


If you elect this feature designed for annuitants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution based on the account value as of December 31 of the prior calendar year and then calculate the minimum distribution amount based on the various choices you make. This does not apply to Roth IRA or NQ contracts.

You may choose whether the required minimum distribution will be calculated based on your life expectancy alone, or based on the joint life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy (or joint life expectancy) each year, or (2) not recalculate your life expectancy. If you have chosen a joint life expectancy method of calculation with your spouse, you may choose to either have both lives recalculated or not recalculated.

When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations. If life expectancy is not recalculated, it means that it is determined once, for the initial year, and in every subsequent year that number is reduced by one more year.

If you do not specify a method, IRS regulations require us to base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your account value to an annuity payout.

The minimum distribution calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution amount, except that when the required minimum distribution is elected in the year in which the annuitant attains age 71 1/2, no adjustment for partial withdrawals will be made for any withdrawals made between January 1 and April 1 of the year in which the election is made.

Please note that our required minimum distribution option does not provide for all the flexibility provided by federal law. For example, federal law permits you to recalculate your life expectancy and not your spouse's and to choose the joint life expectancy method with a beneficiary other than your spouse. See your tax adviser.

UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:


     (a/b) - c


     where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for investment advisory fees and direct expenses of EQ Advisors Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

--------------------------------------------------------------------------------
                                                                               3

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.


ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS
To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 1999, the annuity payment due in December 1999 would be $95.19 (the number of units (26.74) times $3.56).


THE REORGANIZATION


Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the Alliance Money Market Fund, EQ/Balanced Fund, Alliance Common Stock Fund and EQ/Aggressive Stock Fund, was

--------------------------------------------------------------------------------
4

organized as an open-end management investment company with its own investment objectives and policies. Collectively these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the "predecessor separate accounts."


On December 18, 1987, the predecessor separate accounts were combined in part and reorganized into the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock Funds of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the predecessor separate accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding Funds of Separate Account A. On September 6, 1991, all of the shares of The Equitable Trust held by these Funds were replaced by shares of Portfolios of The Hudson River Trust corresponding to these Funds of Separate Account A. On October 18, 1999, the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of EQ Advisors Trust owned by Separate Account A.


The financial statement of Separate Account A as at December 31, 1999 and for the periods ended December 31, 1999 and 1998, and the consolidated financial statements of Equitable Life as at December 31, 1999 and 1998 and for each of the three years ended December 31, 1999 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in auditing and accounting.


ALLIANCE MONEY MARKET OPTION YIELD INFORMATION

The Alliance Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in a unit value is computed by subtracting the unit value at the beginning of the period from the unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the annual administrative charge, which is not reflected in the unit value. See the applicable "Annual administrative charge" section under "Charges and expenses" in the prospectus. Unit values reflect all other accrued expenses of the Alliance Money Market option.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge for EQUI-VEST that is deducted from the Alliance Money Market option will vary for each contract and the percentage of the aggregate account value allocated to the Alliance Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the actual aggregate annual administrative charges, as a percentage of total assets held under EQUI-VEST. This amount is multiplied by 365/7 to produce an average administrative charge factor which is used in weekly yield computations for the ensuing year. The average administrative charge is then divided by the number of Alliance Money Market option units for the EQUI-VEST contract as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the

--------------------------------------------------------------------------------
                                                                               5

result, i.e., effective yield = (base period return + 1)[superscript: 365/7]-1. The Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the Alliance Money Market option will fluctuate and not remain constant.

The Alliance Money Market option yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.


The seven-day current yield for the Alliance Money Market option was 3.83% for EQUI-VEST contracts for the period ended December 31, 1999. The effective yield for the Alliance Money Market option for that period was 3.91% for EQUI-VEST contracts. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market Portfolio which reflect only the deduction of Trust-level expenses.


OTHER YIELD INFORMATION

The effective yield is obtained by giving effect to the compounding nature of the variable investment option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.


The effective yields for EQUI-VEST contracts for the 30-day period ended December 31, 1999 were 4.51% for the Alliance Intermediate Government Securities option, 5.28% for the Alliance Quality Bond option and 12.44% for the Alliance High Yield option. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding portfolios which reflect only the deduction of Trust-level expenses.

FINANCIAL STATEMENTS


The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................    FSA-2
Financial Statements:
        Statements of Assets and Liabilities, December 31, 1999................................    FSA-3
        Statements of Operations for the Year Ended December 31, 1999..........................    FSA-7
        Statements of Changes in Net Assets for the Years Ended December 31, 1999 and 1998.....   FSA-11
        Notes to Financial Statements..........................................................   FSA-19


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................      F-1
        Consolidated Financial Statements:
        Consolidated Balance Sheets, December 31, 1999 and 1998................................      F-2
        Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997......      F-3
        Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999,
            1998 and 1997......................................................................      F-4
        Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997....      F-5
        Notes to Consolidated Financial Statements.............................................      F-6


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance Quality Bond, Alliance High Yield, Alliance Common Stock, Alliance Equity Index, Alliance Growth and Income, EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian Research, Capital Guardian US Equity, MFS Growth with Income, MFS Research, Merrill Lynch Basic Value Equity, EQ/Putnam Growth and Income Value, EQ/Putnam Investors Growth, T. Rowe Price Equity Income, Alliance Global, Alliance International, Capital Guardian International, Morgan Stanley Emerging Markets Equity, EQ/Putnam International Equity, T. Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, Lazard Small Cap, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Balanced, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, Merrill Lynch World Strategy and EQ/Putnam Balanced ("EQ Advisors Trust Variable Investment Options"), separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1999 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                        FIXED INCOME OPTIONS:
                                                          -------------------------------------------------------------------
                                                            ALLIANCE
                                                          INTERMEDIATE         ALLIANCE          ALLIANCE          ALLIANCE
                                                           GOVERNMENT           MONEY            QUALITY             HIGH
                                                           SECURITIES           MARKET            BOND               YIELD
                                                          ------------      ------------       -----------       ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................   $57,906,717
             163,287,918...............................                     $161,838,990
              94,146,952...............................                                        $87,638,085
             215,503,539...............................                                                          $162,851,355
           7,081,410,266...............................
           1,241,149,518...............................
             738,153,596...............................
             102,033,512...............................
Receivable for Trust shares sold.......................            --          1,028,717                --                 --
Due from Equitable Life's General Account
   (Note 3)............................................        47,887                 --                --            121,855
                                                          -----------       ------------       -----------       ------------
         Total assets..................................    57,954,604        162,867,707        87,638,085        162,973,210
                                                          -----------       ------------       -----------       ------------
LIABILITIES:
Payable for  Trust shares purchased....................        51,887                 --            44,501            109,010
Due to Equitable Life's General Account
   (Note 3)............................................            --          1,561,127           362,870                 --
                                                          -----------       ------------       -----------       ------------
         Total liabilities.............................        51,887          1,561,127           407,371            109,010
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................   $   308,836       $    277,983       $   208,331       $    317,227
Net Assets attributable to Contractowners..............    57,593,881        161,028,597        87,022,383        162,546,973
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============


                                                                                             EQUITY OPTIONS:
                                                         ------------------------------------------------------------------------
                                                            ALLIANCE             ALLIANCE            ALLIANCE         EQ/ALLIANCE
                                                             COMMON               EQUITY             GROWTH &           PREMIER
                                                             STOCK                INDEX              INCOME             GROWTH
                                                         --------------       --------------       ------------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................
             163,287,918...............................
              94,146,952...............................
             215,503,539...............................
           7,081,410,266...............................  $9,526,714,337
           1,241,149,518...............................                       $1,652,266,720
             738,153,596...............................                                            $870,429,052
             102,033,512...............................                                                              $112,446,542
Receivable for Trust shares sold.......................              --                   --                 --                --
Due from Equitable Life's General Account
   (Note 3)............................................       4,754,978            1,758,325          2,895,540         3,036,081
                                                         --------------       --------------       ------------      ------------
         Total assets..................................   9,531,469,315        1,654,025,045        873,324,592       115,482,623
                                                         --------------       --------------       ------------      ------------
LIABILITIES:
Payable for  Trust shares purchased....................       4,480,463            1,330,619          2,571,390         3,059,843
Due to Equitable Life's General Account
   (Note 3)............................................              --                   --                 --                --
                                                         --------------       --------------       ------------      ------------
         Total liabilities.............................       4,480,463            1,330,619          2,571,390         3,059,843
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    4,405,355       $      155,358       $    298,729      $      6,094
Net Assets attributable to Contractowners..............   9,522,583,497        1,652,539,068        870,454,473       112,416,686
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============


------------------------
See Notes to Financial Statements.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                       ---------------------------------------------------------------------------
                                                         CALVERT       CAPITAL        CAPITAL
                                                        SOCIALLY       GUARDIAN       GUARDIAN       MFS GROWTH
                                                       RESPONSIBLE     RESEARCH      U.S. EQUITY     WITH INCOME      MFS RESEARCH
                                                       -----------     ---------     -----------     -----------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................  $2,619,135
               904,638...............................                  $933,921
             1,359,966...............................                                $1,434,095
             2,105,001...............................                                                $2,228,502
           142,661,215...............................                                                                 $170,641,453
            95,590,228...............................
            88,147,694...............................
               137,610...............................
           148,440,785...............................
Receivable for  Trust shares sold   .................          --            --              --              --                 --
Due from Equitable Life's General Account
   (Note 3)..........................................          --        17,498          34,287          97,247            638,785
                                                       ----------      --------      ----------      ----------       ------------
         Total assets................................   2,619,135       951,419       1,468,382       2,325,749        171,280,238
                                                       ----------      --------      ----------      ----------       ------------
LIABILITIES:
Payable for Trust shares purchased...................          --        17,498          34,287          97,247            638,743
Due to Equitable Life's General Account
   (Note 3)..........................................          --            --              --              --                 --
                                                       ----------      --------      ----------      ----------       ------------
         Total liabilities...........................          --        17,498          34,287          97,247            638,743
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $2,162,831      $ 25,662      $   26,093      $   25,961       $     68,297

Net Assets attributable to Contractowners............     456,304       908,259       1,408,002       2,202,541        170,573,198
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============


                                                                        EQUITY OPTIONS (CONTINUED):
                                                       ----------------------------------------------------------------
                                                         MERRILL
                                                          LYNCH          EQ/PUTNAM       EQ/PUTNAM
                                                       BASIC VALUE        GROWTH &       INVESTORS        T. ROWE PRICE
                                                         EQUITY         INCOME VALUE      GROWTH          EQUITY INCOME
                                                       -----------      ------------     ---------        -------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................
               904,638...............................
             1,359,966...............................
             2,105,001...............................
           142,661,215...............................
            95,590,228...............................  $96,711,476
            88,147,694...............................                   $82,894,604
               137,610...............................                                    $144,275
           148,440,785...............................                                                     $146,836,293
Receivable for  Trust shares sold   .................           --                             --                   --
Due from Equitable Life's General Account
   (Note 3)..........................................      387,406          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
         Total assets................................   97,098,882       83,061,614       144,275          147,141,642
                                                       -----------      -----------      --------         ------------
LIABILITIES:
Payable for Trust shares purchased...................      387,381          167,010            --              305,349
Due to Equitable Life's General Account
   (Note 3)..........................................           --               --            --                   --
                                                       -----------      -----------      --------         ------------
         Total liabilities...........................      387,381          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $    92,069      $    37,968      $ 25,183         $     93,736

Net Assets attributable to Contractowners............   96,619,432       82,856,636       119,092          146,742,557
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============


------------------------
See Notes to Financial Statements.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                         ----------------------------------------------------------------------
                                                                                                 CAPITAL         MORGAN STANLEY
                                                            ALLIANCE            ALLIANCE         GUARDIAN           EMERGING
                                                             GLOBAL           INTERNATIONAL    INTERNATIONAL     MARKETS EQUITY
                                                         --------------       -------------    -------------     --------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................  $1,012,530,908
             150,121,195...............................                       $170,754,238
                  52,943...............................                                           $60,652
              64,520,081...............................                                                           $70,941,248
                 232,702...............................
              94,262,015...............................
           2,936,518,572...............................
             132,783,835...............................
                 585,194...............................
Receivable for  Trust shares sold......................              --                 --             --                  --
Due from Equitable Life's General Account
   (Note 3)............................................       1,115,281            705,332         23,763             340,817
                                                         --------------       ------------        -------         -----------
         Total assets..................................   1,013,646,189        171,459,570         84,415          71,282,065
                                                         --------------       ------------        -------         -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,236,460            705,945             --             340,817
Due to Equitable Life's General Account
   (Note 3)............................................              --                 --             --                  --
                                                         --------------       ------------        -------         -----------
         Total liabilities.............................       1,236,460            705,945             --             340,817
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      327,840       $    296,064        $24,903         $ 1,815,808
Net Assets attributable to Contractowners..............   1,012,081,889        170,457,561         59,512          69,125,440
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========


                                                                                EQUITY OPTIONS (CONTINUED):
                                                         -------------------------------------------------------------------------
                                                           EQ/PUTNAM     T. ROWE PRICE      ALLIANCE        ALLIANCE
                                                         INTERNATIONAL   INTERNATIONAL     AGGRESSIVE       SMALL CAP       EQ/
                                                             EQUITY          STOCK            STOCK          GROWTH      EVERGREEN
                                                         -------------   -------------   --------------   ------------   ---------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................
             150,121,195...............................
                  52,943...............................
              64,520,081...............................
                 232,702...............................  $247,014
              94,262,015...............................                  $112,485,497
           2,936,518,572...............................                                  $3,103,346,996
             132,783,835...............................                                                   $157,961,371
                 585,194...............................                                                                  $601,728
Receivable for  Trust shares sold......................        --                  --                --      8,394,247      4,299
Due from Equitable Life's General Account
   (Note 3)............................................        --             501,225         2,308,834             --         --
                                                         --------        ------------    --------------   ------------   --------
         Total assets..................................   247,014         112,986,722     3,105,655,830    166,355,618    606,027
                                                         --------        ------------    --------------   ------------   --------
LIABILITIES:
Payable for  Trust shares purchased....................        --             501,225         2,277,652             --         --
Due to Equitable Life's General Account
   (Note 3)............................................        --                  --                --      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
         Total liabilities.............................        --             501,225         2,277,652      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $ 25,835        $     65,454    $      622,815   $     19,011   $ 24,984
Net Assets attributable to Contractowners..............   221,179         112,420,043     3,102,755,363    157,957,929    576,744
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========


------------------------
See Notes to Financial Statements.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                  EQUITY OPTIONS (CONCLUDED):            ASSET ALLOCATION OPTIONS:
                                                         -----------------------------------------   ------------------------------
                                                                        MFS
                                                         LAZARD       EMERGING      WARBURG PINCUS                       ALLIANCE
                                                         SMALL         GROWTH       SMALL COMPANY       ALLIANCE       CONSERVATIVE
                                                          CAP         COMPANIES         VALUE           BALANCED        INVESTORS
                                                         -------     ------------   --------------   --------------    ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................  $15,432
             481,452,421...............................              $706,184,521
              77,137,358...............................                              $77,385,072
           1,293,423,216...............................                                              $1,447,662,131
             133,146,188...............................                                                                $142,502,666
             891,309,537...............................
                 149,393...............................
              11,818,349...............................
              45,826,487...............................
Receivable for  Trust shares sold   ...................       --               --             --            385,629              --
Due from Equitable Life's General Account
   (Note 3)............................................      548        3,490,310        237,134                 --         217,358
                                                         -------     ------------    -----------     --------------    ------------
         Total assets..................................   15,980      709,674,831     77,622,206      1,448,047,760     142,720,024
                                                         -------     ------------    -----------     --------------    ------------
LIABILITIES:
Payable for  Trust shares purchased....................      650        3,448,913        233,408                 --         211,005
Due to Equitable Life's General Account
   (Note 3)............................................       --               --             --            161,997              --
                                                         -------     ------------    -----------     --------------    ------------
         Total liabilities.............................      650        3,448,913        233,408            161,997         211,005
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    15     $      7,255    $   105,004     $      416,773    $    372,648
Net Assets attributable to Contractowners..............   15,315      706,218,663     77,283,794      1,447,468,990     142,136,371
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============


                                                                              ASSET ALLOCATION OPTIONS:
                                                         ------------------------------------------------------------------
                                                            ALLIANCE                           MERRILL LYNCH
                                                             GROWTH           EQ/EVERGREEN         WORLD         EQ/PUTNAM
                                                           INVESTORS           FOUNDATION        STRATEGY        BALANCED
                                                         --------------       ------------     -------------    -----------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................
             481,452,421...............................
              77,137,358...............................
           1,293,423,216...............................
             133,146,188...............................
             891,309,537...............................  $1,100,873,895
                 149,393...............................                        $153,654
              11,818,349...............................                                        $12,982,709
              45,826,487...............................                                                         $43,845,686
Receivable for  Trust shares sold   ...................              --              --                 --               --
Due from Equitable Life's General Account
   (Note 3)............................................       1,396,249          13,625          1,005,478          216,893
                                                         --------------        --------        -----------      -----------
         Total assets..................................   1,102,270,144         167,279         13,988,187       44,062,579
                                                         --------------        --------        -----------      -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,456,888          13,625              5,478          216,893
Due to Equitable Life's General Account
   (Note 3)............................................              --              --                 --               --
                                                         --------------        --------        -----------      -----------
         Total liabilities.............................       1,456,888          13,625              5,478          216,893
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      357,746        $ 25,151        $ 1,984,816      $    91,201
Net Assets attributable to Contractowners..............   1,100,455,510         128,503         11,997,893       43,754,485
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========


------------------------
See Notes to Financial Statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                              FIXED INCOME OPTIONS:
                                                      ----------------------------------------------------------------------
                                                        ALLIANCE
                                                      INTERMEDIATE
                                                       GOVERNMENT          ALLIANCE          ALLIANCE          ALLIANCE HIGH
                                                       SECURITIES        MONEY MARKET      QUALITY BOND           YIELD
                                                      -----------        ------------      ------------        -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $ 2,937,999        $ 6,632,786       $ 4,553,232         $ 19,034,530
                                                      -----------        -----------       -----------         ------------
Expenses (Note 3):
      Asset-based charges..........................       758,673          1,934,895         1,173,541            2,413,928
Less: Reduction for expense limitation.............         7,493             58,246                --                2,104
                                                      -----------        -----------       -----------         ------------
      Net expenses.................................       751,180          1,876,649         1,173,541            2,411,824
                                                      -----------        -----------       -----------         ------------
NET INVESTMENT INCOME (LOSS).......................     2,186,819          4,756,137         3,379,691           16,622,706
                                                      -----------        -----------       -----------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........       302,141          1,316,696           191,231           (8,436,859)
      Realized gain distribution from
         The Trust.................................            --              4,911           318,916              180,607
                                                      -----------        -----------       -----------         ------------
   Net realized gain (loss)........................       302,141          1,321,607           510,147           (8,256,252)
   Change in unrealized appreciation
      (depreciation) of investments................    (3,147,010)        (1,138,368)       (6,837,979)         (16,895,279)
                                                      -----------        -----------       -----------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    (2,844,869)           183,239        (6,327,832)         (25,151,531)
                                                      -----------        -----------       -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $  (658,050)       $ 4,939,376       $(2,948,141)        $ (8,528,825)
                                                      ===========        ===========       ===========         ============



                                                                                    EQUITY OPTIONS:
                                                      ---------------------------------------------------------------------------
                                                                                                                      EQ/ALLIANCE
                                                      ALLIANCE COMMON       ALLIANCE EQUITY      ALLIANCE GROWTH        PREMIER
                                                          STOCK                 INDEX              & INCOME           GROWTH (A)
                                                      ---------------       ---------------      ---------------      -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $   51,104,424         $ 14,960,854         $  1,997,933        $    66,348
                                                      --------------         ------------         ------------        -----------
Expenses (Note 3):
      Asset-based charges..........................      121,577,640           19,026,732            9,772,896            233,917
Less: Reduction for expense limitation.............        6,643,743                   --                   --                 --
                                                      --------------         ------------         ------------        -----------
      Net expenses.................................      114,933,897           19,026,732            9,772,896            233,917
                                                      --------------         ------------         ------------        -----------
NET INVESTMENT INCOME (LOSS).......................      (63,829,473)          (4,065,878)          (7,774,963)          (167,569)
                                                      --------------         ------------         ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........      304,121,396          121,577,058            5,912,796            706,229
      Realized gain distribution from
         The Trust.................................    1,263,337,800           12,305,386           78,401,040            232,218
                                                      --------------         ------------         ------------        -----------
   Net realized gain (loss)........................    1,567,459,196          133,882,444           84,313,836            938,447
   Change in unrealized appreciation
      (depreciation) of investments................      320,673,163          118,641,942           39,845,140         10,413,030
                                                      --------------         ------------         ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    1,888,132,359          252,524,386          124,158,976         11,351,477
                                                      --------------         ------------         ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $1,824,302,886         $248,458,508         $116,384,013        $11,183,908
                                                      ==============         ============         ============        ===========


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                Equity Options (Continued):
                                                      -----------------------------------------------------------------------
                                                                               CAPITAL            CAPITAL          MFS GROWTH
                                                       CALVERT SOCIALLY        GUARDIAN           GUARDIAN            WITH
                                                       RESPONSIBLE (A)       RESEARCH (A)      U.S. EQUITY (A)     INCOME (A)
                                                       ----------------      ------------      ---------------     ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................        $     --            $ 1,409            $ 2,643           $  6,665
                                                           --------            -------            -------           --------
Expenses (Note 3):
      Asset-based charges..........................             852              1,505              3,056              4,451
Less: Reduction for expense limitation.............              --                 --                 --                 --
                                                           --------            -------            -------           --------
      Net expenses.................................             852              1,505              3,056              4,451
                                                           --------            -------            -------           --------
NET INVESTMENT INCOME (LOSS).......................            (852)               (96)              (413)             2,214
                                                           --------            -------            -------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........           1,827             19,055             (2,061)            (1,566)
      Realized gain distribution from
         The Trust.................................          14,015                136              3,439                 --
                                                           --------            -------            -------           --------
   Net realized gain (loss)........................          15,842             19,191              1,378             (1,566)
   Change in unrealized appreciation
      (depreciation) of investments................         172,185             29,283             74,129            123,501
                                                           --------            -------            -------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................         188,027             48,474             75,507            121,935
                                                           --------            -------            -------           --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............        $187,175            $48,378            $75,094           $124,149
                                                           ========            =======            =======           ========


                                                                                Equity Options (Continued):
                                                      ---------------------------------------------------------------------
                                                                                              EQ/PUTNAM
                                                                          MERRILL LYNCH        GROWTH &          EQ/PUTNAM
                                                                          BASIC VALUE           INCOME           INVESTORS
                                                      MFS RESEARCH           EQUITY             VALUE            GROWTH (A)
                                                      ------------        -------------     ------------         ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................   $   184,100         $ 1,148,124       $  1,073,404         $    --
                                                      -----------         -----------       ------------         -------
Expenses (Note 3):
      Asset-based charges..........................     1,819,815           1,032,563          1,129,545            121
Less: Reduction for expense limitation.............            --                  --                 --             --
                                                      -----------         -----------       ------------         -------
      Net expenses.................................     1,819,815           1,032,563          1,129,545            121
                                                      -----------         -----------       ------------         -------
NET INVESTMENT INCOME (LOSS).......................    (1,635,715)            115,561            (56,141)          (121)
                                                      -----------         -----------       ------------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........    13,149,852           5,360,258          2,754,940              6
      Realized gain distribution from
         The Trust.................................     3,784,361           4,821,412          5,808,382          1,806
                                                      -----------         -----------       ------------         -------
   Net realized gain (loss)........................    16,934,213          10,181,670          8,563,322          1,812
   Change in unrealized appreciation
      (depreciation) of investments................    14,109,284            (127,488)       (11,414,919)         6,665
                                                      -----------         -----------       ------------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    31,043,497          10,054,182         (2,851,597)         8,477
                                                      -----------         -----------       ------------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $29,407,782         $10,169,743       $ (2,907,738)        $8,356
                                                      ===========         ===========       ============         ======


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Continued):
                                           --------------------------------------------------------------------------
                                                                                                        CAPITAL
                                             T. ROWE PRICE                          ALLIANCE            GUARDIAN
                                             EQUITY INCOME     ALLIANCE GLOBAL    INTERNATIONAL    INTERNATIONAL (A)
                                           ----------------   -----------------  ---------------  -------------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........     $ 2,775,622       $    783,566       $        --         $   --
                                              -----------       ------------       -----------         ------
Expenses (Note 3):
      Asset-based charges ...............       1,967,072         10,979,287         1,860,758             75
Less: Reduction for expense limitation ..              --                 --                --             --
                                              -----------       ------------       -----------         ------
      Net expenses ......................       1,967,072         10,979,287         1,860,758             75
                                                                                   -----------         ------
NET INVESTMENT INCOME (LOSS) ............         808,550        (10,195,721)       (1,860,758)           (75)
                                              -----------       ------------       -----------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments       4,579,254         90,103,575        31,152,702              5
      Realized gain distribution from
         The Trust ......................       5,792,887         62,266,802         2,919,087             --
                                              -----------       ------------       -----------         ------
   Net realized gain (loss) .............      10,372,141        152,370,377        34,071,789              5
   Change in unrealized appreciation
      (depreciation) of investments .....      (9,195,970)       128,133,406        18,061,228          7,708
                                              -----------       ------------       -----------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................       1,176,171        280,503,783        52,133,017          7,713
                                              -----------       ------------       -----------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...     $ 1,984,721       $270,308,062       $50,272,259         $7,638
                                              ===========       ============       ===========         ======

                                                                           Equity Options (Continued):
                                           -----------------------------------------------------------------------------------------
                                            MORGAN STANLEY      EQ/PUTNAM      T. ROWE PRICE
                                               EMERGING       INTERNATIONAL     INTERNATIONAL        ALLIANCE        ALLIANCE SMALL
                                            MARKETS EQUITY      EQUITY (A)          STOCK        AGGRESSIVE STOCK      CAP GROWTH
                                           ----------------  ---------------  ----------------  ------------------  ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........    $        --        $   2,705        $   409,202       $  9,326,310        $        --
                                             -----------        ---------        -----------       ------------        -----------
Expenses (Note 3):
      Asset-based charges ...............        408,713              221          1,142,190         39,543,477          1,657,966
Less: Reduction for expense limitation ..             --               --                 --          2,850,436                 --
                                             -----------        ---------        -----------       ------------        -----------
      Net expenses ......................        408,713              221          1,142,190         36,693,041          1,657,966
                                             -----------        ---------        -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS) ............       (408,713)           2,484           (732,988)       (27,366,731)        (1,657,966)
                                             -----------        ---------        -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments     19,242,288               17         14,429,637        (62,580,567)        20,167,565
      Realized gain distribution from
         The Trust ......................        726,334            8,191          1,135,189        182,510,142                 --
                                             -----------        ---------        -----------       ------------        -----------
   Net realized gain (loss) .............     19,968,622            8,208         15,564,826        119,929,575         20,167,565
   Change in unrealized appreciation
      (depreciation) of investments .....      7,484,816           14,312         10,967,057        376,094,230         14,165,644
                                             -----------        ---------        -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................     27,453,438           22,520         26,531,883        496,023,805         34,333,209
                                             -----------        ---------        -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...    $27,044,725        $  25,004        $25,798,895       $468,657,074        $32,675,243
                                             ===========        =========        ===========       ============        ===========

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Concluded):
                                             --------------------------------------------------------------------
                                                                                                     WARBURG
                                                   EQ/            LAZARD         MFS EMERGING      PINCUS SMALL
                                              EVERGREEN (A)    SMALL CAP (A)   GROWTH COMPANIES   COMPANY VALUE
                                             ---------------- ---------------- -----------------  ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............       $ 2,596           $   42         $         --      $   146,193
                                                ----------      -----------    -----------------  ---------------
Expenses (Note 3):
      Asset-based charges..................         1,086               10            4,720,964        1,056,877
Less: Reduction for expense limitation.....            --               --                   --               --
                                                ----------      -----------    -----------------  ---------------
      Net expenses.........................         1,086               10            4,720,964        1,056,877
                                                ----------      -----------    -----------------  ---------------
NET INVESTMENT INCOME (LOSS)...............         1,510               32           (4,720,964)        (910,684)
                                                ----------      -----------    -----------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        21,001              (89)          61,863,513       (7,130,907)
      Realized gain distribution from
         The Trust.........................            --               68           11,833,932               --
                                                ----------      -----------    -----------------  ---------------
   Net realized gain (loss)................        21,001              (21)          73,697,445       (7,130,907)
   Change in unrealized appreciation
      (depreciation) of investments........        16,534              466          189,033,575        7,537,570
                                                ----------      -----------    -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................        37,535              445          262,731,020          406,663
                                                ----------      -----------    -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......       $39,045           $  477         $258,010,056      $  (504,021)
                                                ==========      ===========    =================  ===============

                                                             Asset Allocation Options:
                                             ------------------------------------------------------
                                                                   ALLIANCE
                                                 ALLIANCE        CONSERVATIVE     ALLIANCE GROWTH
                                                 BALANCED          INVESTORS         INVESTORS
                                             -----------------  ----------------  -----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............      $ 38,003,635       $ 4,691,893       $ 15,432,724
                                             -----------------  ----------------  -----------------
Expenses (Note 3):
      Asset-based charges..................        19,917,253         1,743,144         12,546,669
Less: Reduction for expense limitation.....         2,095,569                --                 --
                                             -----------------  ----------------  -----------------
      Net expenses.........................        17,821,684         1,743,144         12,546,669
                                             -----------------  ---------------   -----------------
NET INVESTMENT INCOME (LOSS)...............        20,181,951         2,948,749          2,886,055
                                             -----------------  ----------------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        13,692,432         1,638,812         12,741,923
      Realized gain distribution from
         The Trust.........................       133,932,137         5,885,004         94,424,163
                                             -----------------  ----------------  -----------------
   Net realized gain (loss)................       147,624,569         7,523,816        107,166,086
   Change in unrealized appreciation
      (depreciation) of investments........        39,004,307           689,307        106,086,756
                                             -----------------  ----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................       186,628,876         8,213,123        213,252,842
                                             -----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......      $206,810,827       $11,161,872       $216,138,897
                                             =================  ================  =================

                                                        Asset Allocation Options:
                                             ---------------------------------------------------

                                               EQ/EVERGREEN     MERRILL LYNCH         EQ/
                                              FOUNDATION (A)    WORLD STRATEGY   PUTNAM BALANCED
                                             ------------------ --------------- ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............         $1,116          $  101,490      $ 1,154,530
                                                 ----------     --------------- ----------------
Expenses (Note 3):
      Asset-based charges..................            202             136,368          554,156
Less: Reduction for expense limitation.....             --                  --               --
                                                 ----------     --------------- ----------------
      Net expenses.........................            202             136,368          554,156
                                                 ----------     --------------- ----------------
NET INVESTMENT INCOME (LOSS)...............            914             (34,878)         600,374
                                                 ----------     --------------- ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..             63           1,380,620        1,111,281
      Realized gain distribution from
         The Trust.........................             --             163,800        1,419,016
                                                 ----------     --------------- ----------------
   Net realized gain (loss)................             63           1,544,420        2,530,297
   Change in unrealized appreciation
      (depreciation) of investments........          4,261             669,904       (3,992,030)
                                                 ----------     --------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................          4,324           2,214,324       (1,461,733)
                                                 ----------     --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......         $5,238          $2,179,446      $  (861,359)
                                                 ==========     =============== ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                            FIXED INCOME OPTIONS:
                                                                   ---------------------------------------------------------------
                                                                          ALLIANCE INTERMEDIATE                ALLIANCE
                                                                          GOVERNMENT SECURITIES              MONEY MARKET
                                                                   ----------------------------------   --------------------------
                                                                          1999              1998             1999         1998
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................         $ 2,186,819       $ 1,762,313    $  4,756,137  $  3,823,222
   Net realized gain (loss) on investments....................             302,141           470,342       1,321,607       238,059
   Change in unrealized appreciation
      (depreciation) of investments...........................          (3,147,010)          512,287      (1,138,368)      121,024
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from operations......            (658,050)        2,744,942       4,939,376     4,182,305
                                                                   ----------------  ----------------   ------------- ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................          10,803,619        10,106,543      72,843,109    59,238,443
      Transfers from other Funds and
         Guaranteed Interest Account..........................          17,510,838        23,196,411     151,517,985    99,124,881
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          28,314,457        33,302,954     224,361,094   158,363,324
                                                                   ----------------  ----------------   ------------- ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................           7,077,940         5,018,282      32,264,005    25,401,484
      Transfers to other Funds and
         Guaranteed Interest Account..........................          16,376,682        14,425,062     161,836,076   108,901,266
      Withdrawal and administrative charges...................              61,594            75,927         265,560       307,072
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          23,516,216        19,519,271     194,365,641   134,609,822
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................           4,798,241        13,783,683      29,995,453    23,753,502
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........             (90,814)         (610,623)        285,634    (1,229,280)
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS.............................           4,049,377        15,918,002      35,220,463    26,706,527
NET ASSETS -- BEGINNING OF PERIOD.............................          53,853,340        37,935,338     126,086,117    99,379,590
                                                                   ----------------  ----------------   ------------- ------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................         $57,902,717       $53,853,340    $161,306,580  $126,086,117
                                                                   ================  ================   ============= ============

                                                                                        FIXED INCOME OPTIONS:
                                                                   ----------------------------------------------------------
                                                                             ALLIANCE                      ALLIANCE
                                                                           QUALITY BOND                   HIGH YIELD
                                                                   --------------------------   -----------------------------
                                                                        1999         1998             1999           1998
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................      $ 3,379,691   $ 2,601,044    $ 16,622,706   $ 17,912,128
   Net realized gain (loss) on investments....................          510,147     1,993,466      (8,256,252)     3,914,555
   Change in unrealized appreciation
      (depreciation) of investments...........................       (6,837,979)     (486,113)    (16,895,279)   (36,813,923)
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from operations......       (2,948,141)    4,108,397      (8,528,825)   (14,987,240)
                                                                    ------------ -------------   -------------  -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................       17,826,110    20,999,014      26,936,544     52,878,815
      Transfers from other Funds and
         Guaranteed Interest Account..........................       23,994,287    46,264,543      30,740,677    114,552,746
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       41,820,397    67,263,557      57,677,221    167,431,561
                                                                    ------------ -------------   -------------  -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................        8,423,954     4,294,846      18,107,373     15,414,754
      Transfers to other Funds and
         Guaranteed Interest Account..........................       25,178,431    26,129,927      66,186,094     96,757,242
      Withdrawal and administrative charges.....                         69,431        64,190         262,567        269,447
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       33,671,816    30,488,963      84,556,034    112,441,443
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................        8,148,581    36,774,594     (26,878,813)    54,990,118
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........          117,914      (387,566)       (118,422)    (1,942,757)
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS.............................        5,318,354    40,495,424     (35,526,060)    38,060,121
NET ASSETS -- BEGINNING OF PERIOD.............................       81,912,360    41,416,935     198,390,260    160,330,139
                                                                    ------------ -------------   -------------  -------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................      $87,230,714   $81,912,360    $162,864,200   $198,390,260
                                                                    ============ =============   =============  =============

------------------------
See Notes to Financial Statements.


                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          COMMON STOCK
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................             $  (63,829,473)    $   (46,516,714)
   Net realized gain (loss) on investments...........................              1,567,459,196       1,122,099,298
   Change in unrealized appreciation
      (depreciation) of investments..................................                320,673,163         573,857,850
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............              1,824,302,886       1,649,440,434
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                559,831,359         526,598,693
      Transfers from other Funds and
         Guaranteed Interest Account.................................              1,373,905,485       1,219,987,398
                                                                             -------------------- -------------------
            Total....................................................              1,933,736,844       1,746,586,091
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                645,258,965         439,741,977
      Transfers to other Funds and
         Guaranteed Interest Account.................................              1,305,180,800       1,134,646,060
      Withdrawal and administrative charges.....                                       7,166,669           7,821,832
                                                                             -------------------- -------------------
            Total....................................................              1,957,606,434       1,582,209,869
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                (23,869,590)        164,376,222
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (3,359,970)        (56,413,626)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................              1,797,073,326       1,757,403,030
NET ASSETS -- BEGINNING OF PERIOD....................................              7,729,915,526       5,972,512,496
                                                                             -------------------- -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................             $9,526,988,852      $7,729,915,526
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          EQUITY INDEX
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $    (4,065,878)    $    (1,365,362)
   Net realized gain (loss) on investments...........................                133,882,444          40,417,098
   Change in unrealized appreciation
      (depreciation) of investments..................................                118,641,942         170,263,193
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............                248,458,508         209,314,929
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                207,110,009         169,623,980
      Transfers from other Funds and
         Guaranteed Interest Account.................................                843,228,288         637,861,607
                                                                             -------------------- -------------------
            Total....................................................              1,050,338,297         807,485,587
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                110,899,865          55,265,209
      Transfers to other Funds and
         Guaranteed Interest Account.................................                685,337,381         455,238,354
      Withdrawal and administrative charges.....                                       1,410,369           1,207,740
                                                                             -------------------- -------------------
            Total....................................................                797,647,615         511,711,303
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                252,690,682         295,774,284
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (1,458,118)         (7,530,762)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................                499,691,072         497,558,451
NET ASSETS-- BEGINNING OF PERIOD.....................................              1,153,003,354         655,444,903
                                                                             -------------------- -------------------
NET ASSETS-- END OF PERIOD (NOTE 1)..................................             $1,652,694,426      $1,153,003,354
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ------------------------------------------------------
                                                                                                                     EQ/ALLIANCE
                                                                                          ALLIANCE                     PREMIER
                                                                                      GROWTH & INCOME                GROWTH (A)
                                                                             -----------------------------------  -----------------
                                                                                  1999              1998               1999
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $ (7,774,963)     $ (4,742,310)      $   (167,569)
   Net realized gain (loss) on investments...........................              84,313,836        51,666,978            938,447
   Change in unrealized appreciation
      (depreciation) of investments..................................              39,845,140        39,346,894         10,413,030
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from operations.............             116,384,013        86,271,562         11,183,908
                                                                             ----------------- -----------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................             123,351,766       101,906,524         19,961,106
      Transfers from other Funds and
         Guaranteed Interest Account.................................             190,419,567       162,800,542         94,910,089
                                                                             ----------------- -----------------  -----------------
            Total....................................................             313,771,333       264,707,066        114,871,195
                                                                             ----------------- -----------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................              54,339,299        30,427,264            460,182
      Transfers to other Funds and
         Guaranteed Interest Account.................................             103,291,011        89,917,684         13,207,345
      Withdrawal and administrative charges.....                                      742,582           678,233              3,650
                                                                             ----------------- -----------------  -----------------
            Total....................................................             158,372,892       121,023,181         13,671,177
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             155,398,441       143,683,885        101,200,018
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                (794,427)       (4,193,814)            38,854
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS....................................             270,988,027       225,761,633        112,422,780
NET ASSETS -- BEGINNING OF PERIOD....................................             599,765,175       374,003,542                 --
                                                                             ----------------- -----------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................            $870,753,202      $599,765,175       $112,422,780
                                                                             ================= =================  =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                      ---------------------------------------------------------
                                                                           CALVERT             CAPITAL            CAPITAL
                                                                           SOCIALLY            GUARDIAN        GUARDIAN U.S.
                                                                       RESPONSIBLE (A)       RESEARCH (A)        EQUITY (A)
                                                                      -------------------   ---------------   -----------------
                                                                            1999                1999               1999
                                                                      -------------------   ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................      $      (852)         $      (96)        $     (413)
   Net realized gain (loss) on investments...........................           15,842              19,191              1,378
   Change in unrealized appreciation
      (depreciation) of investments..................................          172,185              29,283             74,129
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from operations.............          187,175              48,378             75,094
                                                                        ---------------     ---------------    ---------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           50,075             372,085            386,988
      Transfers from other Funds and
         Guaranteed Interest Account.................................          454,057             840,605          1,098,135
                                                                        ---------------     ---------------    ---------------
            Total....................................................          504,132           1,212,690          1,485,123
                                                                        ---------------     ---------------    ---------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --                 902             17,579
      Transfers to other Funds and
         Guaranteed Interest Account.................................           72,191             351,450            133,777
      Withdrawal and administrative  charges.........................               54                   1                 13
                                                                        ---------------     ---------------    ---------------
            Total....................................................           72,245             352,353            151,369
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          431,887             860,337          1,333,754
                                                                        ---------------     ---------------    ---------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        2,000,073              25,206             25,247
                                                                        ---------------     ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS....................................        2,619,135             933,921          1,434,095
NET ASSETS -- BEGINNING OF PERIOD....................................               --                  --                 --
                                                                        ---------------     ---------------    ---------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................      $ 2,619,135          $  933,921         $1,434,095
                                                                        ===============     ===============    ===============

                                                                                  EQUITY SERIES (CONTINUED):
                                                                      -------------------------------------------------------
                                                                       MFS GROWTH
                                                                          WITH
                                                                       INCOME (A)                  MFS RESEARCH
                                                                      --------------   --------------------------------------
                                                                          1999               1999                1998
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................    $    2,214         $ (1,635,715)       $   (486,308)
   Net realized gain (loss) on investments...........................        (1,566)          16,934,213            (916,443)
   Change in unrealized appreciation
      (depreciation) of investments..................................       123,501           14,109,284          13,393,079
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from operations.............       124,149           29,407,782          11,990,328
                                                                      --------------   ------------------   -----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................       891,850           30,557,735          26,220,920
      Transfers from other Funds and
         Guaranteed Interest Account.................................     1,303,993           79,447,062          79,372,885
                                                                      --------------   ------------------   -----------------
            Total....................................................     2,195,843          110,004,797         105,593,805
                                                                      --------------   ------------------   -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................        15,682            7,842,822           2,234,932
      Transfers to other Funds and
         Guaranteed Interest Account.................................       100,983           63,062,485          39,937,639
      Withdrawal and administrative  charges.........................            30              132,468              56,352
                                                                      --------------   ------------------   -----------------
            Total....................................................       116,695           71,037,775          42,228,923
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................     2,079,148           38,967,022          63,364,882
                                                                      --------------   ------------------   -----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        25,205             (131,866)         (3,618,924)
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS....................................     2,228,502           68,242,938          71,736,286
NET ASSETS -- BEGINNING OF PERIOD....................................            --          102,398,557          30,662,271
                                                                      --------------   ------------------   -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................    $2,228,502         $170,641,495        $102,398,557
                                                                      ==============   ==================   =================

                                                                           EQUITY SERIES (CONTINUED):
                                                                      -----------------------------------
                                                                                MERRILL LYNCH
                                                                              BASIC VALUE EQUITY
                                                                      -----------------------------------
                                                                           1999               1998
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................     $   115,561        $    56,464
   Net realized gain (loss) on investments...........................      10,181,670            703,647
   Change in unrealized appreciation
      (depreciation) of investments..................................       (127,488)          1,021,838
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from operations.............      10,169,743          1,781,949
                                                                      ----------------   ----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................      18,954,806         18,099,811
      Transfers from other Funds and
         Guaranteed Interest Account.................................      51,439,310         54,374,032
                                                                      ----------------   ----------------
            Total....................................................      70,394,116         72,473,843
                                                                      ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................       4,950,153          1,998,824
      Transfers to other Funds and
         Guaranteed Interest Account.................................      36,220,977         31,529,622
      Withdrawal and administrative  charges.........................          75,889             37,806
                                                                      ----------------   ----------------
            Total....................................................      41,247,019         33,566,252
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................      29,147,097         38,907,591
                                                                      ----------------   ----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................         (77,654)        (2,107,254)
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS....................................      39,239,186         38,582,286
NET ASSETS -- BEGINNING OF PERIOD....................................      57,472,315         18,890,029
                                                                      ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................     $96,711,501        $57,472,315
                                                                      ================   ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                              EQUITY SERIES (CONTINUED):
                                                               -------------------------------------------------
                                                                                                    EQ/PUTNAM
                                                                                                    INVESTORS
                                                                EQ/PUTNAM GROWTH & INCOME VALUE       GROWTH
                                                               ----------------------------------- -------------
                                                                    1999               1998            1999
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................      $    (56,141)      $   (27,881)     $   (121)
   Net realized gain (loss) on investments...................         8,563,322           241,200         1,812
   Change in unrealized appreciation
      (depreciation) of investments..........................       (11,414,919)        5,418,025         6,665
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from operations.....        (2,907,738)        5,631,344         8,356
                                                               -----------------  ---------------- -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................        15,111,566        21,041,270         4,282
      Transfers from other Funds and
         Guaranteed Interest Account.........................        21,929,146        31,492,288       106,618
                                                               -----------------  ---------------- -------------
            Total............................................        37,040,712        52,533,558       110,900
                                                               -----------------  ---------------- -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         5,975,591         2,208,567            --
      Transfers to other Funds and
         Guaranteed Interest Account.........................        19,982,421         9,702,715            --
      Withdrawal and administrative charges..................            95,368            53,830            --
                                                               -----------------  ---------------- -------------
            Total............................................        26,053,380        11,965,112            --
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................        10,987,332        40,568,446       110,900
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........          (173,782)       (2,075,426)       25,019
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS............................         7,905,812        44,124,364       144,275
NET ASSETS -- BEGINNING OF PERIOD............................        74,988,792        30,864,428            --
                                                               -----------------  ---------------- -------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................      $ 82,894,604       $74,988,792      $144,275
                                                               =================  ================ =============

                                                                    EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                         T. ROWE PRICE
                                                                         EQUITY INCOME
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $    808,550      $    972,619
   Net realized gain (loss) on investments...................         10,372,141         1,957,941
   Change in unrealized appreciation
      (depreciation) of investments..........................         (9,195,970)        4,171,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....          1,984,721         7,102,448
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         22,420,408        34,984,402
      Transfers from other Funds and
         Guaranteed Interest Account.........................         32,033,807        70,500,028
                                                               ------------------ -----------------
            Total............................................         54,454,215       105,484,430
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         10,573,400         4,063,205
      Transfers to other Funds and
         Guaranteed Interest Account.........................         38,746,496        26,010,302
      Withdrawal and administrative charges..................            143,698            88,752
                                                               ------------------ -----------------
            Total............................................         49,463,594        30,162,259
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................          4,990,621        75,322,171
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........           (117,973)       (2,151,022)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................          6,857,369        80,273,597
NET ASSETS -- BEGINNING OF PERIOD............................        139,978,924        59,705,327
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $146,836,293      $139,978,924
                                                               ================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               --------------------------------------

                                                                         ALLIANCE GLOBAL
                                                               --------------------------------------
                                                                      1999               1998
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $  (10,195,721)     $   (952,981)
   Net realized gain (loss) on investments...................          152,370,377        59,782,149
   Change in unrealized appreciation
      (depreciation) of investments..........................          128,133,406        60,932,110
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from operations.....          270,308,062       119,761,278
                                                               -------------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................           75,156,941        73,052,084
      Transfers from other Funds and
         Guaranteed Interest Account.........................          328,119,254        97,000,214
                                                               -------------------- -----------------
            Total............................................          403,276,195       170,052,298
                                                               -------------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................           66,837,255        45,379,156
      Transfers to other Funds and
         Guaranteed Interest Account.........................          320,264,708       124,416,716
      Withdrawal and administrative charges..................              875,060         1,061,880
                                                               -------------------- -----------------
            Total............................................          387,977,023       170,857,752
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................           15,299,172          (805,454)
                                                               -------------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........             (355,951)       (7,993,835)
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS............................          285,251,283       110,961,989
NET ASSETS-- BEGINNING OF PERIOD.............................          727,158,446       616,196,457
                                                               -------------------- -----------------
NET ASSETS-- END OF PERIOD (NOTE 1)..........................       $1,012,409,729      $727,158,446
                                                               ==================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                         INTERNATIONAL
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $ (1,860,758)     $    630,063
   Net realized gain (loss) on investments...................         34,071,789        (6,291,778)
   Change in unrealized appreciation
      (depreciation) of investments..........................         18,061,228        17,134,710
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....         50,272,259        11,472,995
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         21,074,414        18,021,919
      Transfers from other Funds and
         Guaranteed Interest Account.........................        648,133,522       252,313,930
                                                               ------------------ -----------------
            Total............................................        669,207,936       270,335,849
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         11,095,235         9,618,434
      Transfers to other Funds and
         Guaranteed Interest Account.........................        667,775,669       259,822,531
      Withdrawal and administrative charges..................            186,358           226,908
                                                               ------------------ -----------------
            Total............................................        679,057,262       269,667,873
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................         (9,849,326)          667,976
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........            115,663        (1,963,601)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................         40,538,596        10,177,370
NET ASSETS -- BEGINNING OF PERIOD............................        130,215,029       120,037,659
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $170,753,625      $130,215,029
                                                               ================== =================

------------------------
See Notes to Financial Statements.


                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                         --------------------------------------------------------
                                                                              CAPITAL
                                                                              GUARDIAN                  MORGAN STANLEY
                                                                         INTERNATIONAL (A)         EMERGING MARKETS EQUITY
                                                                         --------------------  ----------------------------------
                                                                                1999                1999              1998
                                                                         --------------------  ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................          $     (75)          $   (408,713)     $   (77,914)
   Net realized gain (loss) on investments...........................                  5             19,968,622       (4,762,302)
   Change in unrealized appreciation
      (depreciation) of investments..................................              7,708              7,484,816           34,335
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from operations.............              7,638             27,044,725       (4,805,881)
                                                                             ------------      ----------------- ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                246              7,422,677        4,268,805
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................             51,521            256,457,729       58,497,186
                                                                             ------------      ----------------- ----------------
            Total....................................................             51,767            263,880,406       62,765,991
                                                                             ------------      ----------------- ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                 --              2,295,400          371,931
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................                 --            230,400,637       55,007,653
      Withdrawal and administrative charges..........................                 --                 25,133           12,342
                                                                             ------------      ----------------- ----------------
            Total....................................................                 --            232,721,170       55,391,926
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             51,767             31,159,236        7,374,065
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             25,010             (3,346,947)          74,039
                                                                             ------------      ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS....................................             84,415             54,857,014        2,642,223
NET ASSETS -- BEGINNING OF PERIOD....................................                 --             16,084,234       13,442,011
                                                                             ------------      ----------------- ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................           $ 84,415           $ 70,941,248      $16,084,234
                                                                             ============      ================= ================

                                                                             EQUITY SERIES (CONTINUED):
                                                                         ------------------------------------------------------
                                                                            EQ/PUTNAM
                                                                          INTERNATIONAL               T. ROWE PRICE
                                                                             EQUITY                INTERNATIONAL STOCK
                                                                         ----------------   -----------------------------------
                                                                              1999                1999              1998
                                                                         ----------------   ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  2,484           $   (732,988)    $    (89,213)
   Net realized gain (loss) on investments...........................            8,208             15,564,826       (2,186,910)
   Change in unrealized appreciation
      (depreciation) of investments..................................           14,312             10,967,057        8,173,937
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from operations.............           25,004             25,798,895        5,897,814
                                                                           ------------     ------------------ ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           21,152             15,381,272       17,268,615
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          175,825            109,128,680       79,807,973
                                                                           ------------     ------------------ ----------------
            Total....................................................          196,977            124,509,952       97,076,588
                                                                           ------------     ------------------ ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --              5,855,141        2,262,558
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................               --            105,733,445       64,643,746
      Withdrawal and administrative charges..........................               --                 94,699           65,025
                                                                           ------------     ------------------ ----------------
            Total....................................................               --            111,683,285       66,971,329
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          196,977             12,826,667       30,105,259
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................           25,033                (21,952)      (6,011,889)
                                                                           ------------     ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS....................................          247,014             38,603,610       29,991,184
NET ASSETS -- BEGINNING OF PERIOD....................................               --             73,881,887       43,890,703
                                                                           ------------     ------------------ ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $247,014           $112,485,497      $73,881,887
                                                                           ============     ================== ================

                                                                                EQUITY SERIES (CONTINUED):
                                                                         -----------------------------------------

                                                                                        ALLIANCE
                                                                                    AGGRESSIVE STOCK
                                                                         -----------------------------------------
                                                                                1999                 1998
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  (27,366,731)      $  (25,699,164)
   Net realized gain (loss) on investments...........................            119,929,575          229,821,681
   Change in unrealized appreciation
      (depreciation) of investments..................................            376,094,230         (233,439,908)
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from operations.............            468,657,074          (29,317,391)
                                                                         --------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................            211,928,010          292,963,500
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................            690,307,548          837,060,745
                                                                         --------------------  -------------------
            Total....................................................            902,235,558        1,130,024,245
                                                                         --------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................            293,091,030          246,890,973
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          1,138,246,663        1,105,075,546
      Withdrawal and administrative charges..........................              4,048,698            5,526,894
                                                                         --------------------  -------------------
            Total....................................................          1,435,386,391        1,357,493,413
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................           (533,150,833)        (227,469,168)
                                                                         --------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             (1,296,959)         (23,708,725)
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS....................................            (65,790,718)        (280,495,284)
NET ASSETS -- BEGINNING OF PERIOD....................................          3,169,168,896        3,449,664,180
                                                                         --------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $3,103,378,178       $3,169,168,896
                                                                         ====================  ===================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQUITY SERIES (CONCLUDED):
                                                             ---------------------------------------------------------------------
                                                                          ALLIANCE                      EQ/             LAZARD
                                                                      SMALL CAP GROWTH             EVERGREEN (A)      SMALL CAP
                                                             ------------------------------------ ------------------ -------------
                                                                   1999              1998               1999            1999
                                                             ------------------ ----------------- ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................       $ (1,657,966)    $  (1,425,679)      $    1,510       $     32
   Net realized gain (loss) on investments.................         20,167,565       (18,408,722)          21,001            (21)
   Change in unrealized appreciation
      (depreciation) of investments........................         14,165,644        12,576,541           16,534            466
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from operations...         32,675,243        (7,257,860)          39,045            477
                                                             ------------------ -----------------   --------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................         19,245,738        43,309,112          159,057            650
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        356,043,363       363,094,583          852,104         24,205
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        375,289,101       406,403,695        1,011,161         24,855
                                                             ------------------ -----------------   --------------   ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................          8,512,986         3,905,019            8,783             --
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        381,010,271       319,261,827          464,579         10,014
      Withdrawal and administrative charges................            181,537           112,019                2             --
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        389,704,794       323,278,865          473,364         10,014
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................        (14,415,693)       83,124,830          537,797         14,841
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........            400,260        (2,107,093)          24,886             12
                                                             ------------------ -----------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS..........................         18,659,810        73,759,877          601,728         15,330
NET ASSETS -- BEGINNING OF PERIOD........ .................        139,317,130        65,557,253               --             --
                                                             ------------------ -----------------   --------------   ------------
NET ASSETS -- END OF PERIOD (NOTE 1)...... ................       $157,976,940      $139,317,130       $  601,728       $ 15,330
                                                             ================== =================   ==============   ============

                                                                               EQUITY SERIES (CONCLUDED):
                                                             -----------------------------------------------------------------------
                                                                     MFS EMERGING                         WARBURG PINCUS
                                                                   GROWTH COMPANIES                     SMALL COMPANY VALUE
                                                             -------------------------------  -----------------------------------
                                                                   1999            1998               1999              1998
                                                             --------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $ (4,720,964)   $ (1,122,240)       $  (910,684)     $   (628,813)
   Net realized gain (loss) on investments.................     73,697,445      (4,911,369)        (7,130,907)       (3,319,964)
   Change in unrealized appreciation
      (depreciation) of investments........................    189,033,575      35,293,322          7,537,570        (7,312,118)
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from operations...    258,010,056      29,259,713           (504,021)      (11,260,895)
                                                             -------------- ---------------  ----------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................     99,850,182      45,965,336         10,670,794        25,746,572
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    412,004,872     245,232,174         18,055,879        45,701,935
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    511,855,054     291,197,510         28,726,673        71,448,507
                                                             -------------- ---------------  ----------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................     24,089,810       3,422,691          4,921,343         3,085,017
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    216,250,323     170,609,391         36,061,195        34,873,684
      Withdrawal and administrative charges................        387,668          94,296            117,502           105,234
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    240,727,801     174,126,378         41,100,040        38,063,935
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................    271,127,253     117,071,132        (12,373,367)       33,384,572
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........       (163,969)     (3,838,123)           (65,352)         (974,114)
                                                             -------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS..........................    528,973,340     142,492,722        (12,942,740)       21,149,563
NET ASSETS -- BEGINNING OF PERIOD..........................    177,252,578      34,759,856         90,331,538        69,181,975
                                                             -------------- ---------------  ----------------- -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).......................   $706,225,918    $177,252,578        $77,388,798      $ 90,331,538
                                                             ============== ===============  ================= =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          ASSET ALLOCATION OPTIONS:
                                                               -----------------------------------------
                                                                              ALLIANCE
                                                                              BALANCED
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $   20,181,951       $   17,242,619
   Net realized gain (loss) on investments..................           147,624,569          133,532,418
   Change in unrealized appreciation
      (depreciation) of investments.........................            39,004,307           42,665,225
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from operations....           206,810,827          193,440,262
                                                                -------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            80,322,283           76,987,846
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           117,629,758          168,586,346
                                                                -------------------  -------------------
            Total...........................................           197,952,041          245,574,192
                                                                -------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................           131,721,182          107,639,830
      Transfers from other variable investment
         options and Guaranteed Interest Account............           146,487,798          202,971,507
      Withdrawal and administrative charges.................             1,231,936            1,699,980
                                                                -------------------  -------------------
            Total...........................................           279,440,916          312,311,317
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................           (81,488,875)         (66,737,125)
                                                                -------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (358,009)         (11,812,039)
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS...........................           124,963,943          114,891,098
NET ASSETS -- BEGINNING OF PERIOD...........................         1,322,921,820        1,208,030,722
                                                                -------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,447,885,763       $1,322,921,820
                                                                ===================  ===================

                                                                     ASSET ALLOCATION OPTIONS:
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                     CONSERVATIVE INVESTORS
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $  2,948,749      $  2,806,823
   Net realized gain (loss) on investments..................           7,523,816         7,693,592
   Change in unrealized appreciation
      (depreciation) of investments.........................             689,307         2,040,567
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations....          11,161,872        12,540,982
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................          19,554,473        19,140,568
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............          18,725,190        16,914,697
                                                               ------------------ -----------------
            Total...........................................          38,279,663        36,055,265
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................          12,359,171         8,188,450
      Transfers from other variable investment
         options and Guaranteed Interest Account............          14,458,723        12,810,163
      Withdrawal and administrative charges.................             126,838           167,275
                                                               ------------------ -----------------
            Total...........................................          26,944,732        21,165,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................          11,334,931        14,889,377
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........             (56,486)       (1,763,255)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS...........................          22,440,317        25,667,104
NET ASSETS -- BEGINNING OF PERIOD...........................         120,068,702        94,401,598
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $142,509,019      $120,068,702
                                                               ================== =================

                                                                      ASSET ALLOCATION OPTIONS:
                                                               ---------------------------------------
                                                                             ALLIANCE
                                                                         GROWTH INVESTORS
                                                               ---------------------------------------
                                                                      1999                1998
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $    2,886,055       $  5,499,380
   Net realized gain (loss) on investments..................           107,166,086         75,887,319
   Change in unrealized appreciation
      (depreciation) of investments.........................           106,086,756         40,944,576
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from operations....           216,138,897        122,331,275
                                                               --------------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            96,197,073         90,895,614
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           116,747,082         81,033,459
                                                               --------------------  -----------------
            Total...........................................           212,944,155        171,929,073
                                                               --------------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................            72,680,626         50,079,041
      Transfers from other variable investment
         options and Guaranteed Interest Account............            96,645,261         81,495,051
      Withdrawal and administrative charges.................             1,067,645          1,338,300
                                                               --------------------  -----------------
            Total...........................................           170,393,532        132,912,392
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................            42,550,623         39,016,681
                                                               --------------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (781,556)        (8,570,191)
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS...........................           257,907,964        152,777,765
NET ASSETS -- BEGINNING OF PERIOD...........................           842,905,292        690,127,527
                                                               --------------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,100,813,256       $842,905,292
                                                               ====================  =================

------------------------
See Notes to Financial Statements.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                   -------------------------------------------------------
                                                                     EQ/EVERGREEN             MERRILL LYNCH WORLD
                                                                    FOUNDATION (A)                 STRATEGY
                                                                   ------------------  -----------------------------------
                                                                         1999               1999               1998
                                                                   ------------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................        $    914          $   (34,878)       $   (11,329)
   Net realized gain (loss) on investments.......................              63            1,544,420           (103,174)
   Change in unrealized appreciation
      (depreciation) of investments..............................           4,261              669,904            648,068
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from operations.........           5,238            2,179,446            533,565
                                                                      ------------     ----------------   ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................          14,367            1,755,419          1,929,793
      Transfers from other variable investment
         options and Guaranteed Interest Account.................         122,112           17,812,153          7,365,231
                                                                      ------------     ----------------   ----------------
            Total................................................         136,479           19,567,572          9,295,024
                                                                      ------------     ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................           1,952              615,160            340,072
      Transfers to other Funds and
         Guaranteed Interest Account.............................          11,137           18,171,482          5,454,326
      Withdrawal and administrative charges......................               1               12,610             10,176
                                                                      ------------     ----------------   ----------------
            Total................................................          13,090           18,799,252          5,804,574
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................         123,389              768,320          3,490,450
                                                                      ------------     ----------------   ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          25,027               (7,305)        (1,551,800)
                                                                      ------------     ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS................................         153,654            2,940,461          2,472,215
NET ASSETS -- BEGINNING OF PERIOD................................              --           11,042,248          8,570,033
                                                                      ------------     ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................        $153,654          $13,982,709        $11,042,248
                                                                      ============     ================   ================

                                                                  ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                 ---------------------------------------
                                                                              EQ/PUTNAM
                                                                               BALANCED
                                                                   ----------------------------------
                                                                        1999              1998
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................      $   600,374       $   346,828
   Net realized gain (loss) on investments.......................        2,530,297           702,128
   Change in unrealized appreciation
      (depreciation) of investments..............................       (3,992,030)        1,408,394
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from operations.........         (861,359)        2,457,350
                                                                   ----------------  ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................        8,724,210        10,044,027
      Transfers from other variable investment
         options and Guaranteed Interest Account.................       13,434,909        24,576,797
                                                                   ----------------  ----------------
            Total................................................       22,159,119        34,620,824
                                                                   ----------------  ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................        2,214,146           975,331
      Transfers to other Funds and
         Guaranteed Interest Account.............................        9,911,791        13,658,260
      Withdrawal and administrative charges......................           33,963            20,744
                                                                   ----------------  ----------------
            Total................................................       12,159,900        14,654,335
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................        9,999,219        19,966,489
                                                                   ----------------  ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          (80,011)       (3,502,422)
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS................................        9,057,849        18,921,417
NET ASSETS -- BEGINNING OF PERIOD................................       34,787,837        15,866,420
                                                                   ----------------  ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................      $43,845,686       $34,787,837
                                                                   ================  ================

------------------------
(a) Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. General

   The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

   For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new Portfolios of EQAT for the Portfolios of HRT was performed. At that time assets of each of the HRT Portfolios were transferred to the corresponding new Portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

   Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, managed HRT and was investment advisor for all the HRT Portfolios. Subsequent to the Substitution, Alliance continues as investment advisor for the Alliance portfolios (including EQ/Alliance Premier Growth).

   Effective September 1999, Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

   Effective September 1999, AXA Advisors was sold by Equitable Life to an affiliated company. AXA Advisors, LLC earns fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

   The Account consists of 35 variable investment options:

   FIXED INCOME OPTIONS:
       Domestic Fixed Income
           o  Alliance Intermediate Government Securities
           o  Alliance Money Market
           o  Alliance Quality Bond
       Aggressive Fixed Income
           o  Alliance High Yield

   EQUITY OPTIONS:
       Domestic Equity
           o  Alliance Common Stock
           o  Alliance Equity Index
           o  Alliance Growth & Income
           o  EQ/Alliance Premier Growth
           o  Calvert Socially Responsible
           o  Capital Guardian Research
           o  Capital Guardian U.S. Equity
           o  MFS Growth with Income
           o  MFS Research
           o  Merrill Lynch Basic Value Equity
           o  EQ/Putnam Growth & Income Value
           o  EQ/Putnam Investors Growth
           o  T. Rowe Price Equity Income
       International Equity
           o  Alliance Global
           o  Alliance International
           o  Capital Guardian International
           o  Morgan Stanley Emerging Markets Equity
           o  EQ/Putnam International Equity
           o  T. Rowe Price International Stock
       Aggressive Equity
           o  Alliance Aggressive Stock
           o  Alliance Small Cap Growth
           o  EQ/Evergreen
           o  Lazard Small Cap
           o  MFS Emerging Growth Companies
           o  Warburg Pincus Small Company Value

   ASSET ALLOCATION OPTIONS:
           o  Alliance Balanced
           o  Alliance Conservative Investors
           o  Alliance Growth Investors
           o  EQ/Evergreen Foundation
           o  Merrill Lynch World Strategy
           o  EQ/Putnam Balanced


                                   FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1. General (Continued)

   The assets in each variable investment option are invested in Class IA and IB shares of a corresponding portfolio (Portfolio) of a mutual fund of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Due to/from Equitable Life's General Account represents amounts receivable/payable to/from the General Account and is predominately related to policy-related transactions, premiums, surrenders and death benefits.

2. Significant Accounting Policies
   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.

                                   FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges

   The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:


                                          DEATH         MORTALITY      OTHER         EXPENSE       FINANCIAL
                                         BENEFITS         RISKS       EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST/
      MOMENTUM CONTRACTS
    Alliance Money Market Fund,
    Alliance Balanced Fund
    Alliance Common Stock Fund             0.05%         0.30%         0.60%          0.30%         0.24%           1.49%
    All Other Funds                        0.05%         0.30%         0.60%          0.15%         0.24%           1.34%

    MOMENTUM PLUS CONTRACTS -- ALL
      FUNDS                                 --           0.50%         0.25%          0.60%          --             1.35%

    OLD CONTRACTS
    Common Stock and Money Market
      Funds                                0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUIPLAN CONTRACTS
    Common Stock and
      Intermediate Government
      Securities Funds                     0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUI-VEST SERIES 300 & SERIES
      400 CONTRACTS
    Alliance Money Market Fund
    Alliance Common Stock Fund
    Alliance Aggressive Stock Fund
    Alliance Balanced Fund                  --           0.60%         0.25%          0.50%          --             1.35%
    All Other Funds                         --           0.60%         0.24%*         0.50%          --             1.34%

    EQUI-VEST SERIES 500 CONTRACTS
    All Funds                               --           0.70%         0.25%          0.50%          --             1.45%

    EQUI-VEST SERIES 600 CONTRACTS
    All Funds                               --           0.45%         0.25%          0.50%          --             1.20%


                                                     MORTALITY AND
                                          DEATH         EXPENSE        OTHER         EXPENSE       FINANCIAL
                                         BENEFITS        RISKS        EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST EXPRESS SERIES 700
      CONTRACTS
    All Funds                               --           0.70%          0.25%           --             --           0.95%

    EQUI-VEST SERIES 800 CONTRACTS
    All Funds                               --           0.95%          0.25%           --             --           1.20%

    --------------
    * During 1999, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

   The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts.

   Since EQAT shares are valued at their net asset value, investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance

                                        FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges (Continued)

   Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

   Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4. Contributions, Payments, Transfers and Charges

   Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

   Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts.

   Accumulation units issued and redeemed during the periods indicated were:

   (Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options:

ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES
------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,460                  5,893
                 Momentum Plus Contracts 135 BP....................       22,427                 50,402
                 Momentum Plus Contracts 100 BP....................            1                  1,592
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      185,382                216,535
                 EQUI-VEST Contracts Series 500 145 BP.............          199                     78
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,400                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,025                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,848                     --

Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,715                  4,863
                 Momentum Plus Contracts 135 BP....................       35,566                 51,462
                 Momentum Plus Contracts 100 BP....................        3,569                    471
                 EQUIPLAN Contracts................................        1,406                  4,747
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      139,676                103,688
                 EQUI-VEST Contracts Series 500 145 BP.............           19                     45
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          195                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           68                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                 ---------------           ------------
Fixed Income Options (Continued):

ALLIANCE MONEY MARKET
---------------------
Issued     --    EQUI-VEST Contracts...............................    1,601,533              1,229,299
                 Momentum Contracts................................      674,927                386,247
                 Momentum Plus Contracts 135 BP....................      522,422                503,516
                 Momentum Plus Contracts 100 BP....................        1,165                  7,375
                 Old Contracts.....................................           --                     42
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      733,606                458,194
                 EQUI-VEST Contracts Series 500 145 BP.............        1,201                    547
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       25,829                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,849                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       46,749                     --

Redeemed   --    EQUI-VEST Contracts...............................    1,345,411                941,797
                 Momentum Contracts................................      573,316                326,686
                 Momentum Plus Contracts 135 BP....................      513,142                506,664
                 Momentum Plus Contracts 100 BP....................        9,352                 10,102
                 Old Contracts.....................................          914                  2,025
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      635,870                341,437
                 EQUI-VEST Contracts Series 500 145 BP.............        1,351                    156
                 EQUI-VEST Contracts Series 600 & 800 120 BP ......        9,279                     --
                 EQUI-VEST Contracts Series 600 90 BP .............        3,358                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,903                     --

ALLIANCE QUALITY BOND
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,021                 10,469
                 Momentum Plus Contracts 135 BP....................       27,397                 36,968
                 Momentum Plus Contracts 100 BP....................           10                    444
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      287,495                483,053
                 EQUI-VEST Contracts Series 500 145 BP.............          216                    146
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,070                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,206                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,167                     --

                                                  FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options (Concluded):

ALLIANCE QUALITY BOND
(CONCLUDED)
----------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,707                  5,361
                 Momentum Plus Contracts 135 BP....................       33,070                 27,523
                 Momentum Plus Contracts 100 BP....................        1,353                    182
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      222,493                209,302
                 EQUI-VEST Contracts Series 500 145 BP.............           96                     19
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          402                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,586                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           16                     --


ALLIANCE HIGH
YIELD
----------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,411                 19,540
                 Momentum Plus Contracts 135 BP....................       39,641                 45,063
                 Momentum Plus Contracts 100 BP....................           11                  1,531
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      324,376                976,709
                 EQUI-VEST Contracts Series 500 145 BP.............          637                    387
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        5,169                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       16,437                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,618                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,640                 11,692
                 Momentum Plus Contracts 135 BP....................       57,901                 55,069
                 Momentum Plus Contracts 100 BP....................        5,171                  1,524
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      490,350                643,692
                 EQUI-VEST Contracts Series 500 145 BP.............          103                      8
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          228                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       11,758                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

                                             FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options:

ALLIANCE COMMON STOCK
---------------------
Issued     --    EQUI-VEST Contracts...............................    3,241,060              4,199,955
                 Momentum Contracts................................      175,408                171,967
                 Momentum Plus Contracts 135 BP....................      428,759                479,798
                 Momentum Plus Contracts 100 BP....................        2,010                 10,617
                 Momentum Plus Contracts 90 BP.....................           --                  2,467
                 Old Contracts.....................................           --                     19
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,214,776              2,035,253
                 EQUI-VEST Contracts Series 500 145 BP.............       15,117                  4,784
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      106,914                      2
                 EQUI-VEST Contracts Series 600 90 BP..............      289,677                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       25,534                     --


Redeemed   --    EQUI-VEST Contracts...............................    3,767,190              4,354,955
                 Momentum Contracts................................      213,824                169,605
                 Momentum Plus Contracts 135 BP....................      529,883                539,175
                 Momentum Plus Contracts 100 BP....................       25,998                  8,027
                 Momentum Plus Contracts 90 BP.....................           --                    686
                 Old Contracts.....................................       32,470                 42,795
                 EQUIPLAN Contracts................................        4,522                 14,746
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,520,593                992,260
                 EQUI-VEST Contracts Series 500 145 BP.............          817                     56
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,500                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       56,355                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          119                     --


ALLIANCE EQUITY INDEX
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       92,446                 79,518
                 Momentum Plus Contracts 135 BP....................      195,122                205,393
                 Momentum Plus Contracts 100 BP....................          871                  6,938
                 Momentum Plus Contracts 90 BP.....................          929                  1,097
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,313,145              3,094,562
                 EQUI-VEST Contracts Series 500 145 BP.............        7,433                  2,295
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       51,909                      3
                 EQUI-VEST Contracts Series 600 90 BP..............       68,076                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,913                     --

                                             FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE EQUITY INDEX (CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       55,383                 37,943
                 Momentum Plus Contracts 135 BP....................      173,898                153,058
                 Momentum Plus Contracts 100 BP....................        6,729                  1,574
                 Momentum Plus Contracts 90 BP.....................          550                    193
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,539,543              1,974,951
                 EQUI-VEST Contracts Series 500 145 BP.............        1,019                     44
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,563                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,055                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          611                     --


ALLIANCE GROWTH & INCOME
------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       46,367                 52,613
                 Momentum Plus Contracts 135 BP....................      102,674                113,506
                 Momentum Plus Contracts 100 BP....................          554                  4,425
                 Momentum Plus Contracts 90 BP.....................          505                    642
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,202,829              1,224,228
                 EQUI-VEST Contracts Series 500 145 BP.............        2,959                  1,401
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       38,707                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,419                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       14,261                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       33,820                 25,771
                 Momentum Plus Contracts 135 BP....................       94,715                 87,335
                 Momentum Plus Contracts 100 BP....................        3,298                  1,838
                 Momentum Plus Contracts 90 BP.....................           90                     38
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      582,912                548,572
                 EQUI-VEST Contracts Series 500 145 BP.............           87                      9
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,281                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,097                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           29                     --


                                             FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       13,459                     --
                 Momentum Plus Contracts 135 BP....................        6,290                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................          209                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,015,911                     --
                 EQUI-VEST Contracts Series 500 145 BP.............          470                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       36,664                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,366                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       20,919                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          220                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      128,767                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          186                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            3                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           73                     --


CALVERT SOCIALLY RESPONSIBLE
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,718                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          237                     --



                                             FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CALVERT SOCIALLY RESPONSIBLE (CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          716                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --


CAPITAL GUARDIAN RESEARCH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          150                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       10,886                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            3                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          847                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            7                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           98                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        3,291                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           57                     --
                 Momentum Plus Contracts 135 BP....................           39                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       14,409                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          581                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          317                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,552                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS GROWTH WITH INCOME
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           91                     --
                 Momentum Plus Contracts 135 BP....................           79                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       18,783                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           16                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,469                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          833                     --


                                             FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS GROWTH WITH INCOME (CONCLUDED)
-------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,183                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           10                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS RESEARCH
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,188                  4,266
                 Momentum Plus Contracts 135 BP....................       31,459                  3,956
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      706,130                811,244
                 EQUI-VEST Contracts Series 500 145 BP.............        1,831                    897
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,127                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        6,138                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,879                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,230                    455
                 Momentum Plus Contracts 135 BP....................        8,253                  1,331
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      466,481                327,759
                 EQUI-VEST Contracts Series 500 145 BP.............          179                     11
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           18                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MERRILL LYNCH BASIC VALUE EQUITY
--------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,310                  3,082
                 Momentum Plus Contracts 135 BP....................       20,448                  2,932
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      450,684                563,336
                 EQUI-VEST Contracts Series 500 145 BP.............          733                    352
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        7,429                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,506                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,965                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,499                     --
                 Momentum Plus Contracts 135 BP....................        7,742                    991
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      277,983                263,606
                 EQUI-VEST Contracts Series 500 145 BP.............           34                     10
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            5                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,038                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        2,743                    523
                 Momentum Plus Contracts 135 BP....................       12,758                  2,572
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      261,643                431,414
                 EQUI-VEST Contracts Series 500 145 BP.............          840                    407
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,176                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,166                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          199                     --


                                             FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                                --------------------------------------
                                                                     1999                    1998
                                                                ---------------           ------------
Equity Options (Continued

EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED)
-------------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................        817                     --
                 Momentum Plus Contracts 135 BP....................      3,123                    328
                 Momentum Plus Contracts 100 BP....................         --                    507
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    195,000                 99,601
                 EQUI-VEST Contracts Series 500 145 BP.............         44                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        302                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......         --                     --


EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued     --    Momentum Contracts................................        694                     --
                 Momentum Plus Contracts 135 BP....................        278                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --

Redeemed   --    Momentum Contracts................................         --                     --
                 Momentum Plus Contracts 135 BP....................         --                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --


T. ROWE PRICE EQUITY INCOME
---------------------------
Issued     --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................      4,967                  1,360
                 Momentum Plus Contracts 135 BP....................     24,254                  3,355
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    367,590                838,991
                 EQUI-VEST Contracts Series 500 145 BP.............        437                    418
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      3,199                      1
                 EQUI-VEST Contracts Series 600 90 BP..............      5,796                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      2,378                     --


                                             FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE EQUITY INCOME
(CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,395                    214
                 Momentum Plus Contracts 135 BP....................        3,459                    628
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      365,900                244,081
                 EQUI-VEST Contracts Series 500 145 BP.............          132                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            3                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,459                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GLOBAL
---------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       45,099                 49,409
                 Momentum Plus Contracts 135 BP....................      107,747                127,169
                 Momentum Plus Contracts 100 BP....................          538                  2,960
                 Momentum Plus Contracts 90 BP.....................          931                  1,062
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,794,736                885,709
                 EQUI-VEST Contracts Series 500 145 BP.............        1,278                    509
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       22,689                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       13,741                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        8,650                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,663                 40,074
                 Momentum Plus Contracts 135 BP....................      162,580                182,741
                 Momentum Plus Contracts 100 BP....................        8,551                  3,546
                 Momentum Plus Contracts 90 BP.....................          386                    266
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,680,726                859,826
                 EQUI-VEST Contracts Series 500 145 BP.............           54                     12
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,601                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,106                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           12                     --

                                             FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                                   -------------------------------------
                                                                       1999                    1998
                                                                   --------------           ------------
Equity Options (Continued):

ALLIANCE INTERNATIONAL
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,570                 19,308
                 Momentum Plus Contracts 135 BP....................       54,980                 45,097
                 Momentum Plus Contracts 100 BP....................          975                  1,430
                 Momentum Plus Contracts 90 BP.....................          142                    368
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,204,881              2,265,890
                 EQUI-VEST Contracts Series 500 145 BP.............       15,482                    149
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,825                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,992                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,130                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,441                 14,348
                 Momentum Plus Contracts 135 BP....................       57,727                 43,776
                 Momentum Plus Contracts 100 BP....................        1,736                    860
                 Momentum Plus Contracts 90 BP.....................          100                    162
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,249,623              2,262,822
                 EQUI-VEST Contracts Series 500 145 BP.............       14,287                      4
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,629                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          531                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            9                     --


CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued     --    Momentum Contracts................................          376                     --
                 Momentum Plus Contracts 135 BP....................           83                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,625                    453
                 Momentum Plus Contracts 135 BP....................       14,449                  1,191
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,333,785                971,105
                 EQUI-VEST Contracts Series 500 145 BP.............          425                     86
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,913                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,811                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,157                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          604                     --
                 Momentum Plus Contracts 135 BP....................        4,339                     84
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,960,612                863,432
                 EQUI-VEST Contracts Series 500 145 BP.............           16                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,643                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           14                     --


EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued     --    Momentum Contracts................................        1,130                     --
                 Momentum Plus Contracts 135 BP....................          483                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,624                  1,408
                 Momentum Plus Contracts 135 BP....................       17,131                  3,038
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,050,427                922,463
                 EQUI-VEST Contracts Series 500 145 BP.............          617                    245
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,760                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,676                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,343                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          325                    904
                 Momentum Plus Contracts 135 BP....................        6,200                    401
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      956,309                640,201
                 EQUI-VEST Contracts Series 500 145 BP.............           40                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          389                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          482                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE AGGRESSIVE STOCK
-------------------------
Issued     --    EQUI-VEST Contracts...............................    5,109,687              7,874,975
                 Momentum Contracts................................      523,133                567,249
                 Momentum Plus Contracts 135 BP....................      362,271                444,735
                 Momentum Plus Contracts 100 BP....................        1,715                 10,329
                 Momentum Plus Contracts 90 BP.....................        1,991                  2,726
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,918,066              2,038,278
                 EQUI-VEST Contracts Series 500 145 BP.............        2,505                  1,374
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       18,617                     --
                 EQUI-VEST Contracts Series 600 90 BP..............      160,347                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,453                     --

                                             FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE AGGRESSIVE STOCK (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................    9,797,641             10,271,285
                 Momentum Contracts................................      717,280                604,014
                 Momentum Plus Contracts 135 BP....................      445,695                567,458
                 Momentum Plus Contracts 100 BP....................       29,491                  8,422
                 Momentum Plus Contracts 90 BP.....................        1,900                  1,959
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,280,156              1,922,386
                 EQUI-VEST Contracts Series 500 145 BP.............          234                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,366                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       33,563                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            5                     --


ALLIANCE SMALL CAP GROWTH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       23,724                 28,706
                 Momentum Plus Contracts 135 BP....................       40,570                 47,698
                 Momentum Plus Contracts 100 BP....................           --                    305
                 Momentum Plus Contracts 90 BP.....................          213                    977
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,124,353              3,265,688
                 EQUI-VEST Contracts Series 500 145 BP.............          852                    603
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,404                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        7,141                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          860                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,106                  7,539
                 Momentum Plus Contracts 135 BP....................       48,214                 14,989
                 Momentum Plus Contracts 100 BP....................          305                     --
                 Momentum Plus Contracts 90 BP.....................          754                    119
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,248,788              2,652,769
                 EQUI-VEST Contracts Series 500 145 BP.............          117                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,112                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,118                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/EVERGREEN
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           75                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        9,562                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            9                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          323                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           47                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,605                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


LAZARD SMALL CAP
----------------
Issued     --    Momentum Contracts................................          157                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       32,563                  5,123
                 Momentum Plus Contracts 135 BP....................      110,549                  8,576
                 Momentum Plus Contracts 100 BP....................          500                     --
                 Momentum Plus Contracts 90 BP.....................           42                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,613,449              2,078,356
                 EQUI-VEST Contracts Series 500 145 BP.............        4,485                  1,523
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       37,353                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       10,711                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       17,428                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        4,699                     --
                 Momentum Plus Contracts 135 BP....................       31,376                  1,491
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,275,713              1,244,873
                 EQUI-VEST Contracts Series 500 145 BP.............          250                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,632                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,557                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           83                     --


WARBURG PINCUS SMALL COMPANY VALUE
----------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,593                    423
                 Momentum Plus Contracts 135 BP....................        9,711                  2,025
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      272,603                612,043
                 EQUI-VEST Contracts Series 500 145 BP.............        3,134                    327
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,214                      2
                 EQUI-VEST Contracts Series 600 90 BP..............        3,096                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          786                     --


                                             FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

WARBURG PINCUS SMALL COMPANY VALUE
(CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,274                     61
                 Momentum Plus Contracts 135 BP....................        4,973                    482
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      410,399                329,886
                 EQUI-VEST Contracts Series 500 145 BP.............        2,746                      7
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          552                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

Asset Allocation Options:

ALLIANCE BALANCED
-----------------
Issued     --    EQUI-VEST Contracts...............................    2,547,481              4,212,025
                 Momentum Contracts................................      198,159                226,716
                 Momentum Plus Contracts 135 BP....................      130,000                155,854
                 Momentum Plus Contracts 100 BP....................          368                  4,058
                 Momentum Plus Contracts 90 BP.....................          516                    487
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      279,069                357,343
                 EQUI-VEST Contracts Series 500 145 BP.............        1,251                    493
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       12,102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       73,664                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      367,590                     --


Redeemed   --    EQUI-VEST Contracts...............................    4,474,460              5,887,319
                 Momentum Contracts................................      318,908                292,550
                 Momentum Plus Contracts 135 BP....................      183,195                220,244
                 Momentum Plus Contracts 100 BP....................        9,827                  3,530
                 Momentum Plus Contracts 90 BP.....................          203                     61
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      334,035                260,878
                 EQUI-VEST Contracts Series 500 145 BP.............           39                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          861                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        8,971                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      365,900                     --


                                             FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,739                  8,324
                 Momentum Plus Contracts 135 BP....................       34,499                 40,973
                 Momentum Plus Contracts 100 BP....................            2                  1,546
                 Momentum Plus Contracts 90 BP.....................          495                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      204,288                213,369
                 EQUI-VEST Contracts Series 500 145 BP.............          213                     49
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,018                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,346                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,600                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        9,150                  7,000
                 Momentum Plus Contracts 135 BP....................       55,731                 45,023
                 Momentum Plus Contracts 100 BP....................        4,165                  2,688
                 Momentum Plus Contracts 90 BP.....................           57                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      113,217                105,278
                 EQUI-VEST Contracts Series 500 145 BP.............           22                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          354                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           30                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GROWTH INVESTORS
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,846                 50,095
                 Momentum Plus Contracts 135 BP....................      121,207                148,895
                 Momentum Plus Contracts 100 BP....................          547                  4,888
                 Momentum Plus Contracts 90 BP.....................           --                    685
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      939,080                882,636
                 EQUI-VEST Contracts Series 500 145 BP.............        1,515                    744
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       21,845                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       20,404                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,542                     --



                                             FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE GROWTH INVESTORS (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       38,372                 38,654
                 Momentum Plus Contracts 135 BP....................      203,142                192,540
                 Momentum Plus Contracts 100 BP....................        9,726                  3,629
                 Momentum Plus Contracts 90 BP.....................           --                    118
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      670,587                624,987
                 EQUI-VEST Contracts Series 500 145 BP.............           76                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          739                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,481                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/EVERGREEN FOUNDATION
-----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,169                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           19                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          123                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           44                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          132                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

MERRILL LYNCH WORLD STRATEGY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          678                    112
                 Momentum Plus Contracts 135 BP....................        1,440                    841
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      164,781                 85,123
                 EQUI-VEST Contracts Series 500 145 BP.............           88                     25
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,119                      1
                 EQUI-VEST Contracts Series 600 90 BP..............          760                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          139                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           22                     --
                 Momentum Plus Contracts 135 BP....................          479                     50
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      160,869                 53,481
                 EQUI-VEST Contracts Series 500 145 BP.............            5                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           50                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          186                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


EQ/PUTNAM BALANCED
------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,642                    442
                 Momentum Plus Contracts 135 BP....................        6,446                  1,376
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      163,155                290,577
                 EQUI-VEST Contracts Series 500 145 BP.............          577                    174
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,991                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          556                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          431                     --



                                             FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Concluded)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Concluded):

EQ/PUTNAM BALANCED (CONCLUDED)
------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          294                     --
                 Momentum Plus Contracts 135 BP....................        2,375                    116
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       93,687                124,887
                 EQUI-VEST Contracts Series 500 145 BP.............           52                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            8                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --




                                             FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets

   Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

   Listed below are components of net assets:

                                                   FIXED INCOME OPTIONS:                                    EQUITY OPTIONS:
                                    ----------------------------------------------------------   --------------------------------
                                      ALLIANCE
                                    INTERMEDIATE     ALLIANCE       ALLIANCE
                                     GOVERNMENT       MONEY         QUALITY     ALLIANCE HIGH      ALLIANCE       ALLIANCE EQUITY
                                    SECURITIES        MARKET          BOND          YIELD        COMMON STOCK         INDEX
                                    -----------     -----------   -----------   --------------   -------------    ---------------

Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period.............           --    $ 47,953,060            --               --   $6,677,613,399                --
Net assets attributable tO
  Old Contracts in
  accumulation period.............           --       4,463,407            --               --      117,229,051                --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period.............  $ 2,526,522              --            --               --       36,079,474                --
Net assets attributable to
  Momentum Contracts in
  accumulation period.............    1,762,846      14,829,201   $ 1,938,838     $  4,926,158       220,37,339    $   55,499,299
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period...    7,544,984       41,392,37     5,459,517       12,498,444      336,638,928        97,974,197
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period...          199         226,465         9,645           35,037        4,057,407         1,248,749
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period....           --              --            --               --        1,852,620         1,040,742
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period.............   44,992,792      44,831,748    78,204,034      143,200,206    2,030,783,065     1,475,046,769
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period.............       21,645          25,408        24,662           62,849        2,414,935         1,065,943
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period.............      122,831       1,741,360       367,052          419,895       13,379,736         6,193,833
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period....      302,659         157,802       162,564          400,786       30,365,275         6,661,283
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period..........      285,876       4,348,318       412,126          359,359        2,821,468           987,585
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout.............       33,527       1,059,455       443,945          644,239       48,410,800         6,820,668
                                    -----------    ------------   -----------     ------------   --------------    --------------
                                    $57,593,881    $161,028,597   $87,022,383     $162,546,973   $9,522,583,497    $1,652,539,068
                                    ===========    ============   ===========     ============   ==============    ==============


                                                  FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                             EQUITY OPTIONS (CONTINUED):
                                    --------------------------------------------------------------------------
                                      ALLIANCE        EQ/ALLIANCE       CALVERT        CAPITAL       CAPITAL
                                      GROWTH &         PREMIER         SOCIALLY       GUARDIAN      GUARDIAN
                                       INCOME           GROWTH        RESPONSIBLE     RESEARCH     U.S. EQUITY
                                    ------------     ------------     -----------     ---------    -----------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Old Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Momentum Contracts in
  accumulation period............   $ 27,180,831     $  1,540,596             --             --     $    5,781
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..     54,435,381          731,869             --       $  5,583          3,968
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..        727,966               --             --             --             --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...        435,148           24,313             --             --             --
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    774,757,819      103,230,471       $430,560        811,072      1,306,874
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        512,279           54,608             --            327             --
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      4,496,396        4,246,843            161         90,515         59,111
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...      1,751,393          158,860         25,583             --             --
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........      1,478,227        2,429,126             --            762         32,268
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............      4,679,033               --             --             --             --
                                    ------------       ----------       --------       --------     ----------
                                    $870,454,473     $112,416,686       $456,304       $908,259     $1,408,002
                                    ============     ============       ========       ========     ==========


                                               FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                   EQUITY OPTIONS (CONTINUED):
                                    -------------------------------------------------------------------------------------
                                        MFS
                                      GROWTH                       MERRILL       EQ/PUTNAM     EQ/PUTNAM
                                       WITH                     LYNCH BASIC       GROWTH &     INVESTORS    T. ROWE PRICE
                                      INCOME     MFS RESEARCH   VALUE EQUITY   INCOME VALUE      GROWTH     EQUITY INCOME
                                    ----------   ------------   ------------   ------------    ----------   -------------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Old Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Momentum Contracts into
  accumulation period............   $    9,555   $  1,328,996   $   883,035    $   304,069     $ 85,032     $    627,908
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..        8,279      3,206,695     1,664,977      1,069,594       34,060        2,438,418
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..           --             --           --              --           --               --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...           --             --           --              --           --               --
Net assets attributable
  to EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    1,838,837    164,111,638    92,449,755     80,862,261           --      142,591,563
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        1,654        304,808       119,311        117,436           --           74,533
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      257,100        736,387       854,262        301,484           --          330,731
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...           --        547,897       167,110        183,438           --          457,017
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........       87,116        336,777       480,982         18,354           --          222,387
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............           --             --            --             --           --              --
                                    ----------   ------------   -----------    -----------     --------     ------------
                                    $2,202,541   $170,573,198   $96,619,432    $82,856,636     $119,092     $146,742,557
                                    ==========   ============   ===========    ===========     ========     ============

                                                       FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                       EQUITY OPTIONS (CONTINUED):
                                            -------------------------------------------------------------------------------
                                                                                           CAPITAL         MORGAN STANLEY
                                                                       ALLIANCE            GUARDIAN           EMERGING
                                             ALLIANCE GLOBAL        INTERNATIONAL       INTERNATIONAL      MARKETS EQUITY
                                            -------------------   -------------------  -----------------  -----------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Old Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................         $    8,999,433        $  5,972,294      $    48,726           $   714,993
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......             89,525,048          13,404,451           10,786             1,791,265
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......                724,016             491,082               --                    --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........                757,757             162,375               --                    --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................            875,306,152         148,251,698               --            65,119,721
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................                231,210             169,181               --                77,496
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              2,697,765             403,618               --               830,752
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              1,765,905             585,986               --               422,428
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              1,032,525             142,055               --               168,785
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               1,042,078             874,821               --                    --
                                            --------------------   -----------------     ------------      ----------------
                                                 $1,012,081,889        $170,457,561      $   $59,512           $69,125,440
                                            ====================   =================     ============      ================

                                                          EQUITY OPTIONS (CONTINUED):
                                            --------------------------------------------------------
                                              EQ/PUTNAM        T. ROWE PRICE
                                            INTERNATIONAL      INTERNATIONAL          ALLIANCE
                                                EQUITY             STOCK          AGGRESSIVE STOCK
                                            ----------------  -----------------  -------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................              --                    --       $2,211,593,921
Net assets attributable to
    Old Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................        $154,981            $  541,782          127,393,104
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......          66,198             1,684,186          175,047,852
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......              --                    --            1,533,762
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........              --                    --            1,083,246
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................              --           108,971,732          564,570,320
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................              --               100,369              385,090
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              --               413,465            1,823,246
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              --               294,311           13,502,403
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              --               414,198              387,245
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               --                    --            5,435,174
                                             ------------     -----------------  -------------------
                                                $221,179          $112,420,043       $3,102,755,363
                                             ============     =================  ===================


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                    EQUITY OPTIONS (CONCLUDED):
                                            -------------------------------------------------------------------------
                                              ALLIANCE SMALL CAP
                                                    GROWTH                 EQ/EVERGREEN            LAZARD SMALL CAP
                                            ---------------------      --------------------      --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Old Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............              $ 5,375,014                      --                  $15,315
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                5,017,992                $  8,021                       --
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       --                      --                       --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  118,457                      --                       --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............              146,078,308                 528,323                       --
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  146,679                     965                       --
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  251,337                  34,397                       --
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  554,453                       5                       --
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                  112,532                   5,033                       --
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  303,157                      --                       --
                                            --------------------         ---------------             ------------
                                                   $157,957,929                $576,744                  $15,315
                                            ====================         ===============             ============

                                                          EQUITY OPTIONS (CONCLUDED):
                                            -----------------------------------------------------------
                                                 MFS EMERGING GROWTH           WARBURG PINCUS SMALL
                                                      COMPANIES                    COMPANY VALUE
                                            ----------------------------   ----------------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Old Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  $ 9,101,853                      $ 282,253
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                   15,974,271                        597,356
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       92,810                             --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                        7,858                             --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                  669,751,717                     75,896,226
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    1,019,057                         58,795
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                    6,345,594                        101,234
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                    1,190,343                        264,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    2,735,160                         83,433
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                           --                             --
                                                --------------------            -------------------
                                                       $706,218,663                    $77,283,794
                                                ====================            ===================


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Concluded):

                                                                     ASSET ALLOCATION OPTIONS:
                                           ---------------------------------------------------------------------------
                                                                            ALLIANCE
                                                                          CONSERVATIVE             ALLIANCE GROWTH
                                              ALLIANCE BALANCED             INVESTORS                 INVESTORS
                                           ------------------------    --------------------    -----------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............             $1,175,378,503                       --                         --
Net assets attributable to
    Old Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                 45,345,000              $ 3,565,949               $ 37,228,153
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                 59,240,549               15,626,477                 97,424,160
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                    262,619                      250                  1,139,649
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                    246,610                       --                    468,007
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                156,507,662              120,303,198                954,347,320
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    202,754                   26,828                    277,645
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  1,336,153                  631,850                  2,684,114
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  7,828,093                  374,172                  2,328,729
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    170,141                  375,924                  1,069,503
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                    950,906                1,231,723                  3,488,230
                                           -----------------------    ---------------------    -----------------------
                                                   $1,447,468,990             $142,136,371             $1,100,455,510
                                           =======================    =====================    =======================

                                                            ASSET ALLOCATION OPTIONS:
                                           ----------------------------------------------------------------

                                            EQ/ EVERGREEN          MERRILL LYNCH            EQ/PUTNAM
                                              FOUNDATION          WORLD STRATEGY             BALANCED
                                           -----------------    --------------------   --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                  --
Net assets attributable to
    Old Contracts in
    accumulation period...............                  --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                  --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  --               $ 100,545              $ 221,145
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                  --                 178,289                496,064
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                  --                      --                     --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  --                      --                     --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............            $108,993              11,500,893             42,572,904
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  --                  12,266                 69,622
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............               1,955                 121,881                299,029
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......              12,909                  68,277                 54,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............               4,646                  15,742                 41,224
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  --                      --                     --
                                             --------------     -------------------    -------------------
                                                  $128,503             $11,997,893            $43,754,485
                                             ==============     ===================    ===================



                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6. Amounts retained by Equitable Life in Separate Account A:
   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality risk, death benefit, expense and expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

   Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

   The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:

                                                                  YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
               VARIABLE INVESTMENT OPTION                       1999                      1998
               --------------------------            -------------------------  -------------------------
    Alliance Intermediate Government Securities......         (802,521)               (1,197,288)
    Alliance Money Market............................       (1,547,729)               (2,688,601)
    Alliance Quality Bond............................       (1,005,712)               (1,182,381)
    Alliance High Yield..............................       (2,404,593)               (4,543,159)
    Alliance Common Stock............................     (121,476,252)             (151,143,037)
    Alliance Equity Index............................      (19,773,678)              (19,528,595)
    Alliance Growth & Income.........................      (10,200,561)              (10,589,931)
    EQ/Alliance Premier Growth (1)...................         (189,943)                       --
    Calvert Socially Responsible (1).................        1,999,222                        --
    Capital Guardian Research (1)....................           23,701                        --
    Capital Guardian U.S. Equity.....................           22,190                        --
    MFS Growth with Income (1).......................           21,065                        --
    MFS Research.....................................       (1,891,032)               (4,354,231)
    Merrill Lynch Basic Value Equity.................       (1,054,765)               (2,601,544)
    EQ/Putnam Growth & Income Value..................       (1,248,568)               (2,746,396)
    EQ/Putnam Investors Growth.......................               --                        --
    T. Rowe Price Equity Income......................       (2,027,611)               (3,455,566)
    Alliance Global..................................      (10,920,548)              (16,871,490)
    Alliance International...........................       (1,660,381)               (3,666,188)
    Capital Guardian International (1)...............               --                        --
    Morgan Stanley Emerging Markets Equity...........       (3,733,004)                  (65,019)
    EQ/Putnam International Equity...................               --                        --
    T. Rowe Price International Stock................       (1,126,238)               (6,729,718)
    Alliance Aggressive Stock........................      (39,082,247)              (66,908,740)
    Alliance Small Cap Growth........................       (1,178,363)               (3,390,303)
    EQ/Evergreen (1).................................           24,040                        --
    Lazard Small Cap.................................               --                        --
    MFS Emerging Growth Companies....................       (4,742,770)               (4,963,332)
    Warburg Pincus Small Company Value...............       (1,075,981)               (2,023,318)
    Alliance Balanced................................      (19,614,445)              (29,775,707)
    Alliance Conservative Investors..................       (1,736,098)               (3,169,993)
    Alliance Growth Investors........................      (12,883,156)              (18,612,858)
    EQ/Evergreen Foundation (1)......................           24,827                        --
    Merrill Lynch World Strategy.....................         (134,654)               (1,646,130)
    EQ/Putnam Balanced...............................         (613,248)               (3,789,791)

    --------------
    (1)  Commenced operations on January 1, 1999.


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $58.81      $54.83     $51.34    $49.69     $44.04
                                          =========   ========= ========== =========  =========

Unit value, end of period...............    $58.63      $58.81     $54.83    $51.34     $49.69
                                          =========   ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        43          45         50        55         50
                                          =========   ========= ========== =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $126.48     $118.98   $112.40    $109.80    $ 98.19
                                          =========   ========= =========  =========  =========

Unit value, end of period...............   $124.96     $126.48   $118.98    $112.40    $109.80
                                          =========   ========= =========  =========  =========

Number of units outstanding,
   end of period (000's)................        14          11        10         10          7
                                          =========  ========= =========  =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $122.00    $114.78    $108.45   $105.94    $ 94.76
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $120.52    $122.00    $114.78   $108.45    $105.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        63         76         77        81         88
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $119.81    $112.32    $105.75   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $118.78    $119.81    $112.32   $105.75
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          2         2
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $126.48    $118.98    $112.40   $109.80    $ 98.19
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.96    $126.48    $118.98   $112.40    $109.80
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        314        202       146         89
                                          =========  ========= ========== =========  =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $46.25     $42.04    $40.00     $35.17     $33.12
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $44.04     $46.25    $42.04     $40.00     $35.17
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................        54         58        66         74         82
                                          ========= ========== =========  =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.44    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 94.76    $100.44
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        64          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................        32
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.96    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.97    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.40
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $36.76     $35.12     $33.52    $32.00     $30.44
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $38.35     $36.76     $35.12    $33.52     $32.00
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       116        117        119       129        140
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $29.43     $28.75    $27.92     $26.47     $24.59
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $30.44     $29.43    $28.75     $27.92     $26.47
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       147        168       204        246        289
                                          ========= ========== =========  =========  =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $30.55     $29.41     $28.28    $27.22     $26.08
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $31.63     $30.55     $29.41    $28.28     $27.22
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,516      1,261        973     1,013      1,021
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       469        367        308       240        188
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $120.76    $116.21    $111.75   $107.55    $103.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.06    $120.76    $116.21   $111.75    $107.55
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       331        322        325       307        299
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $114.98    $110.26    $105.65   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $119.50    $114.98    $110.26   $105.65
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         2         10         13        13
                                          =========  ========= ========== =========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $120.19    $115.66    $111.21   $107.04    $102.61
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.47    $120.19    $115.66   $111.21    $107.04
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        262        146       165         81
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.20    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $25.41     $25.01    $24.48     $23.38     $21.89
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.08     $25.41    $25.01     $24.48     $23.38
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,000      1,065     1,201      1,325      1,307
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       166         56
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.47    $100.00
                                          ========= ==========

Unit value, end of period...............   $103.10    $100.47
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       474         62
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.61
                                          =========

Number of units outstanding,
   end of period (000's)................        63
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.21    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.49
                                          =========

Number of units outstanding,
   end of period (000's)................        43
                                          =========

ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        15         15         10         7          4
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $137.23    $127.99    $118.87   $114.38    $ 99.07
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $132.67    $137.23    $127.99   $118.87    $114.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        41         47         37        28         17
                                          =========  ========= ========== =========  =========

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.07
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $126.54    $117.60    $108.84   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $122.77    $126.54    $117.60   $108.84
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          1          1         1
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       622        557        283       196        135
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.08    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.07    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.33
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.28
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        34         37         29        18          7
                                          =========  ========= ========== =========  =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $160.53    $171.56    $146.80   $121.10    $102.37
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $153.05    $160.53    $171.56   $146.80    $121.10
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        82        100        110        94         70
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $140.38    $149.49    $127.46   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $134.31    $140.38    $149.49   $127.46
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          5          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       998      1,164        831       444        209
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $106.74    $100.00
                                          ========= ==========

Unit value, end of period...............   $102.37    $106.74
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        38          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................        99
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.96    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.97    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $85.66
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $407.19    $316.64    $246.57   $199.66    $151.67
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $506.59    $407.19    $316.64   $246.57    $199.66
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       231        264        307       345        387
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $155.96    $125.72   $122.56    $ 89.56     $97.97
                                          ========= ========== =========  =========  =========

Unit value, end of period...............   $151.67    $155.96   $125.72    $122.56     $89.56
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       438        467       525        598        694
                                          ========= ========== =========  =========  =========

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $323.75    $253.68    $199.05   $162.42    $124.32
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $399.74    $323.75    $253.68   $199.05    $162.42
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    16,705     17,231     17,386    16,933     16,292
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) .............         553        591        519       403        270
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $441.07    $342.99    $267.08   $216.27    $164.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $548.74    $441.07    $342.99   $267.08    $216.27
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        66         70         85        96        108
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $264.22    $207.00    $162.39   $132.47    $101.38
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $326.32    $264.22    $207.00   $162.39    $132.47
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     1,032      1,133      1,192     1,039        706
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $206.28    $161.04    $125.89   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $255.67    $206.28    $161.04   $125.89
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        16         40         37       140
                                          =========  ========= ========== =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994       1993      1992       1991      1990
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $128.81    $104.63    $102.76   $75.67    $ 83.40
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.32    $128.81    $104.63  $102.76    $ 75.67
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    15,749     13,917     11,841   10,292      9,670
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) ...............       120
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $168.93    $136.10    $132.67   $96.95    $106.05
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $164.29    $168.93    $136.10  $132.67    $ 96.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       119        124        135      144        157
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.01    $100.00
                                          =========  =========

Unit value, end of period...............   $101.38    $105.01
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       330         12
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.33    $148.44    $115.92
                                          =========  ========= ==========

Unit value, end of period...............   $236.14    $190.33    $148.44
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          7          5
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $252.88    $198.12    $155.42   $126.78    $ 97.03
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $312.31    $252.88    $198.12   $155.42    $126.78
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     6,502      5,808      4,765     3,457      1,989
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.91    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        19          5
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.92    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       105         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.14
                                          =========

Number of units outstanding,
   end of period (000's)................       233
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 97.03
                                          =========

Number of units outstanding,
   end of period (000's)................       948
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $111.02
                                          =========

Number of units outstanding,
   end of period (000's)................        25
                                          =========

ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       172        135         94        51         12
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.11    $214.58    $164.08   $135.92    $100.94
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $321.97    $271.11    $214.58   $164.08    $135.92
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       304        283        231       128         44
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $215.84    $170.23    $139.70   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $257.24    $215.84    $170.23   $139.70
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         5         11          5         4
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.44    $150.05    $114.21
                                          =========  ========= ==========

Unit value, end of period...............   $227.20    $190.44    $150.05
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         5          4          3
                                          =========  ========= ==========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,579      3,805      2,686     1,486        592
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.68    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $103.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         9          2
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.69    $100.00
                                          =========  =========

Unit value, end of period...............   $123.02    $103.69
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        50         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $125.64
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.17
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................        47
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       109         96         69        41         17
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $214.14    $179.60    $143.63   $121.25    $ 99.06
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.67    $214.14    $179.60   $143.63    $121.25
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       217        209        183       121         67
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $185.60    $155.11    $123.61   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $218.04    $185.60    $155.11   $123.61
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          6          3         3
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $174.26    $145.48    $115.81
                                          =========  ========= ==========

Unit value, end of period...............   $204.92    $174.26    $145.48
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,095      2,475      1,800       975        498
                                          =========  ========= ========== =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.06
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................       210
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.13    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.14    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        37         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.29
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.87
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................         6
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.51
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................       887
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.42
                                          =========

Number of units outstanding,
   end of period (000's)................        36
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.53
                                          =========

Number of units outstanding,
   end of period (000's)................        21
                                          =========

CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.92
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................         8
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.74
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.84
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.94
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.81
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.60
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.69
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.47
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.50
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.61
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.53
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.63
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $140.83    $100.00
                                          =========  =========

Unit value, end of period...............   $171.06    $140.83
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         8          4
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.75    $100.00
                                          =========  =========

Unit value, end of period...............   $122.37    $100.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        26          3
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.92    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $100.92
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.97    $100.00
                                          =========  =========

Unit value, end of period...............   $123.19    $100.97
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $140.83    $115.01    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $171.06    $140.83    $115.01
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       959        720        236
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.99    $100.00
                                          =========  =========

Unit value, end of period...............   $120.11    $ 98.99
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.10    $100.00
                                          =========  =========

Unit value, end of period...............   $120.55    $ 99.10
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.09
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.97
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========
MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $127.67    $100.00
                                          =========  =========

Unit value, end of period...............   $149.82    $127.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.58    $100.00
                                          =========  =========

Unit value, end of period...............   $115.67    $ 98.58
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        14          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.75    $100.00
                                          =========  =========

Unit value, end of period...............   $116.28    $ 98.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.80    $100.00
                                          =========  =========

Unit value, end of period...............   $116.45    $ 98.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $127.67    $115.97    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.82    $127.67    $115.97
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       617        444        145
                                          =========  ========= ==========


EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $97.80    $100.00
                                          =========  =========

Unit value, end of period...............   $114.64    $ 97.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $97.91    $100.00
                                          =========  =========

Unit value, end of period...............   $115.06    $ 97.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.77
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.22
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $128.20    $100.00
                                          =========  =========

Unit value, end of period...............   $124.76    $128.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.87    $101.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $101.77    $100.00
                                          =========  =========

Unit value, end of period...............    $99.38    $101.77
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.82    $100.00
                                          =========  =========

Unit value, end of period...............    $99.53    $101.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $128.20    $115.17    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $124.76    $128.20    $115.17
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       648        581        250
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.48    $100.00
                                          =========  =========

Unit value, end of period...............    $97.68    $100.48
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.04    $100.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $98.44
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $92.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.57
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.56
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $130.25    $100.00
                                          =========  =========

Unit value, end of period...............   $133.07    $130.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.39    $100.00
                                          =========  =========

Unit value, end of period...............   $103.58    $101.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        24          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.56    $100.00
                                          =========  =========

Unit value, end of period...............   $104.12    $101.56
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.61    $100.00
                                          =========  =========

Unit value, end of period...............   $104.28    $101.61
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $130.25    $121.04    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $133.07    $130.25    $121.04
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     1,072      1,070        475
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.00    $100.00
                                          =========  =========

Unit value, end of period...............   $103.08    $101.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $101.12    $100.00
                                          =========  =========

Unit value, end of period...............    $103.45    $101.12
                                          =========  =========

Number of units outstanding,
   end of period (000's)................          3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $105.38
                                          =========

Number of units outstanding,
   end of period (000's)................          4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............     $93.54
                                          =========

Number of units outstanding,
   end of period (000's)................          2
                                          =========

ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        156        156        147       116         62
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $185.78    $154.12    $140.51   $124.30    $106.04
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $253.89    $185.78    $154.12   $140.51    $124.30
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        353        408        464       459        391
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................         16
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $102.14    $100.00
                                          ========= ==========

Unit value, end of period...............    $106.04    $102.14
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        223          8
                                          ========= ==========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $154.96    $128.51    $116.37   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $212.51    $154.96    $128.51   $116.37
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3         11         12        13
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $147.40    $122.12    $110.47
                                          =========  ========= ==========

Unit value, end of period...............   $202.36    $147.40    $122.12
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         4          3          2
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,509      3,395      3,369     2,995      2,121
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.30    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.29    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        20         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................     1,305
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $139.76
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $119.52
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.82   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.82    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        37         37         32        19          0
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.68    $107.89    $112.81   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.96    $117.68    $107.89   $112.81    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        84         87         85        54          3
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $118.67    $108.42    $112.96   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $161.88    $118.67    $108.42   $112.96
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          4          3        21
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $114.73    $104.70    $108.98
                                          =========  ========= ==========

Unit value, end of period...............   $156.65    $114.73    $104.70
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1        788
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.83   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.83    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       926        971        968       763        141
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.29    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.30    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $131.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $126.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........    $57.18    $100.00
                                          =========  =========

Unit value, end of period...............   $110.43    $ 57.18
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.23    $100.00
                                          =========  =========

Unit value, end of period...............   $166.52    $ 86.23
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $86.38    $100.00
                                          =========  =========

Unit value, end of period...............   $167.39    $ 86.38
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.42    $100.00
                                          =========  =========

Unit value, end of period...............   $167.64    $ 86.42
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........    $57.18     $79.41    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $110.43     $57.18    $ 79.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       590        217        109
                                          =========  ========= ==========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.40    $100.00
                                          =========  =========

Unit value, end of period...............   $157.03    $ 81.40
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.49    $100.00
                                          =========  =========

Unit value, end of period...............   $157.61    $ 81.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $198.84
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $147.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.27
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........   $109.49    $100.00
                                          =========  =========

Unit value, end of period...............   $142.46    $109.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........    $98.95    $100.00
                                          =========  =========

Unit value, end of period...............   $128.72    $ 98.95
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        13          3
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.11    $100.00
                                          =========  =========

Unit value, end of period...............   $129.39    $ 99.11
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.16    $100.00
                                          =========  =========

Unit value, end of period...............   $129.59    $ 99.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $109.49    $ 97.61    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $142.46    $109.49    $ 97.61
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       765        671        387
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $94.04    $100.00
                                          =========  =========

Unit value, end of period...............   $122.22    $ 94.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.15    $100.00
                                          =========  =========

Unit value, end of period...............   $122.67    $ 94.15
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-90

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $134.15
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.90
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $89.92     $90.75     $82.91    $68.73     $52.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $105.59     $89.92     $90.75    $82.91     $68.73
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    20,946     25,634     28,030    27,945     25,821
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................     1,207      1,401      1,437     1,281        969
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $170.12    $171.96    $157.31   $130.50    $100.49
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $199.45    $170.12    $171.96   $157.31    $130.50
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       878      1,098      1,220     1,070        718
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $136.73    $137.72    $125.54   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $160.87    $136.73    $137.72   $125.54
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        10         37         35       109
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $55.68     $48.30    $50.51     $27.36     $25.86
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $52.88     $55.68    $48.30     $50.51     $27.36
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    24,787     21,496    17,986     12,962      9,545
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       620       258
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.90    $100.00
                                          ========= ==========

Unit value, end of period...............   $100.49    $105.90
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       350         12
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-91

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          -----------------------------------------
                                            1999       1998      1997       1996
                                          ---------  --------- ---------- ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $118.68    $119.41    $108.74
                                          =========  ========= ==========

Unit value, end of period...............   $139.76    $118.68    $119.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          8          7
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $161.59    $163.33    $149.41   $123.95
                                          =========  ========= ========== =========

Unit value, end of period...............   $189.44    $161.59    $163.33   $149.41
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................     2,980      3,342      3,226     2,468
                                          =========  ========= ========== =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.69    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.70    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.50
                                          =========

Number of units outstanding,
   end of period (000's)................       127
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.45
                                          =========

Number of units outstanding,
   end of period (000's)................       664
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-92

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        36         27          6
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........   $118.55    $125.54    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.59    $118.55    $125.54
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        34         41          8
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.25    $100.00
                                          =========  =========

Unit value, end of period...............   $151.02    $119.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.45    $100.00
                                          =========  =========

Unit value, end of period...............   $151.42    $119.45
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-93

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       976      1,101        488
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.93    $100.00
                                          =========  =========

Unit value, end of period...............   $109.59    $ 86.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.94    $100.00
                                          =========  =========

Unit value, end of period...............   $109.62    $ 86.94
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========
EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $110.37
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-94

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-95

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.53
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.63
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.73
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $161.04    $100.00
                                          =========  =========

Unit value, end of period...............   $275.93    $161.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        33          5
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-96

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.73    $100.00
                                          =========  =========

Unit value, end of period...............   $184.57    $107.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        87          7
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.91    $100.00
                                          =========  =========

Unit value, end of period...............   $185.54    $107.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.96    $100.00
                                          =========  =========

Unit value, end of period...............   $185.82    $107.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $161.04    $121.34    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $275.93    $161.04    $121.34
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     2,427      1,090        256
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.41    $100.00
                                          =========  =========

Unit value, end of period...............   $177.00    $103.41
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-97

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.53    $100.00
                                          =========  =========

Unit value, end of period...............   $177.65    $103.53
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        36         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $166.37
                                          =========

Number of units outstanding,
   end of period (000's)................         7
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $157.69
                                          =========

Number of units outstanding,
   end of period (000's)................        17
                                          =========

WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $104.82    $100.00
                                          =========  =========

Unit value, end of period...............   $105.28    $104.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........    $83.08    $100.00
                                          =========  =========

Unit value, end of period...............    $83.43    $ 83.08
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7          2
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-98

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.22    $100.00
                                          =========  =========

Unit value, end of period...............    $83.87    $ 83.22
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.26    $100.00
                                          =========  =========

Unit value, end of period...............    $83.99    $ 83.26
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $104.82    $118.06    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $105.28    $104.82    $118.06
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       721        859        577
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.78    $100.00
                                          =========  =========

Unit value, end of period...............    $83.05    $ 82.78
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.88    $100.00
                                          =========  =========

Unit value, end of period...............    $83.36    $ 82.88
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-99

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $45.07     $38.66     $34.06    $30.92     $26.18
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $52.39     $45.07     $38.66    $34.06     $30.92
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    22,434     24,361     26,036    28,319     30,212
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       865        986      1,052     1,057        957
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $158.63    $136.14    $120.01   $108.95    $ 92.22
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $184.34    $158.63    $136.14   $120.01    $108.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       321        375        439       417        336
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $151.97    $129.97    $114.16   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $177.22    $151.97    $129.97   $114.16
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         1         11         10        48
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $28.85     $26.04    $27.17     $19.40     $19.69
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.18     $28.85    $26.04     $27.17     $19.40
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    32,664     31,259    25,975     21,100     19,423
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       776        348
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.63    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 92.22    $101.63
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188          9
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-100

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $143.60    $122.68    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $167.63    $143.60    $122.68
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1          1
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $157.63    $135.29    $119.26   $108.26    $ 91.64
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $183.18    $157.63    $135.29   $119.26    $108.26
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       854        752        655       548        386
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========
                                                     =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $121.00
                                          =========

Number of units outstanding,
   end of period (000's)................        65
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1995       1994      1993       1992       1991       1990
                                          ---------  --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $ 91.64    $100.00
                                          =========  =========

Unit value, end of period...............   $108.26    $ 91.64
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       386        289
                                          =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-101

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $108.71
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        22         24         22        18         11
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $144.30    $128.45    $114.99   $110.81    $ 93.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $156.79    $144.30    $128.45   $114.99    $110.81
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       100        121        125       136        129
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $138.35    $122.71    $109.47   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $150.86    $138.35    $122.71   $109.47
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       752        661        553       567        491
                                          =========  ========= ========== =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $98.60    $100.00
                                          ========= ==========

Unit value, end of period...............    $93.29    $ 98.60
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        92         10
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................       325
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-102

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.52    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.53    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.84
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.41
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       165        159        147       110         57
                                          =========  ========= ========== =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-103

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $182.69    $155.46    $134.95   $121.49    $ 97.45
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $228.14    $182.69    $155.46   $134.95    $121.49
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       427        509        553       508        375
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $159.46    $135.20    $116.95   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $199.83    $159.46    $135.20   $116.95
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         6         15         14        15
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $149.61    $126.72    $109.51
                                          =========  ========= ==========

Unit value, end of period...............   $187.67    $149.61    $126.72
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,231      3,962      3,704     3,325      2,113
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.16    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.99    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 97.45    $101.99
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188         13
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................     1,023
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.17    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        21         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.93
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.30
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.15
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-105

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.29
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.11
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.21
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-106

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.31
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $109.37    $100.00
                                          =========  =========

Unit value, end of period...............   $130.94    $109.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.28    $100.00
                                          =========  =========

Unit value, end of period...............   $115.26    $ 96.28
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.44    $100.00
                                          =========  =========

Unit value, end of period...............   $115.86    $ 96.44
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-107

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.49    $100.00
                                          =========  =========

Unit value, end of period...............   $116.04    $ 96.49
                                          =========  =========

Number of units outstand6ing,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $109.37    $103.77    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $130.94    $109.37    $103.77
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        88         84         52
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.86    $100.00
                                          =========  =========

Unit value, end of period...............   $113.44    $ 94.86
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.96    $100.00
                                          =========  =========

Unit value, end of period...............   $113.85    $ 94.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $118.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstand6ing,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-108

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $125.16    $100.00
                                          =========  =========

Unit value, end of period...............   $123.53    $125.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.67    $100.00
                                          =========  =========

Unit value, end of period...............   $100.34    $101.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.84    $100.00
                                          =========  =========

Unit value, end of period...............   $100.86    $101.84
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.89    $100.00
                                          =========  =========

Unit value, end of period...............   $101.01    $101.89
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-109

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Concluded)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $125.16    $113.46    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $123.53    $125.16    $113.46
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       345        275        109
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.05    $100.00
                                          =========  =========

Unit value, end of period...............    $99.62    $101.05
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.17    $100.00
                                          =========  =========

Unit value, end of period...............    $99.99    $101.17
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.46
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $95.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                    FSA-110

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


                                     PART C

                               OTHER INFORMATION
                               -----------------


Item 24.  Financial Statements and Exhibits
          ---------------------------------

         (a)  Financial Statements included in Part B.


              1. Separate Account A:
                 -------------------
                 -Report of Independent Accountants; PricewaterhouseCooper LLP -Statements of Assets and Liabilities for the Year Ended
                  December 31, 1999;
                 -Statements of Operations for the Year Ended December 31, 1999; -Statements of Changes in Net Assets for the Years Ended
                  December 31, 1999 and 1998;
                 -Notes to Financial Statements.

              2. The Equitable Life Assurance Society of the United States:
                 ----------------------------------------------------------
                 -Report of Independent Accountants; PricewaterhouseCooper LLP -Consolidated Balance Sheets as of December 31, 1999 and 1998; -Consolidated Statements of Earnings for Years Ended
                  December 31, 1999, 1998 and 1997;
                 -Consolidated Statements of Equity for Years Ended December
                  31, 1999, 1998 and 1997;
                 -Consolidated Statements of Cash Flows for Years Ended
                  December 31, 1999, 1998 and 1997; and
                 -Notes to Consolidated Financial Statements


        (b)  Exhibits.

The following exhibits are filed herewith:

          1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. 1(a) to Registration Statement File No. 2-30070, originally filed on October 27, 1987, refiled electronically on July 10, 1998.

               (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Exhibit No. 1(b) to Registration Statement File No. 2-30070 on Form N-4, originally filed on April 24, 1995, refiled electronically on July 10, 1998.

          2.   Not applicable.

          3. (a) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, incorporated herein by reference to Exhibit 3(b) to Registration Statement No. 2-30070, originally filed on April 26, 1993, refiled electronically on July 10, 1998.

               (b) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC) Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 2-30070 originally filed February 14, 1995, refiled electronically on July 10, 1998.

          4. (a) Form of Group Annuity Contract No. 1050-94IC, incorporated herein by reference to Exhibit No. 4(f) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (b) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit No. 4(g) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (c) Forms of Endorsement nos. 94ENIRAI, 94 ENNQI and 94ENMVAI to contract no. 1050-94IC, incorporated herein by reference to Exhibit No. 4(h) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (d) Form of Supplementary Contract No. SC96MDSB, incorporated herein by reference to Exhibit No. 4(j) to Registration Statement No. 2-30070 filed on April 26, 1996.

               (e) Form of Endorsement for Standard Roth IRA Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement on Form N-4. File No. 2-30070 filed June 9, 1998.

               (f) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, incorporated herein by reference to Exhibit No. 4(q) to Registration Statement File No. 2-30070, filed May 4, 1999.

               (g) Form of Guaranteed Death Benefit Rider, Form No. 99GDB, previously filed with this Registration Statement File No. 333-81501 on June 23, 1999.

               (h) Form of EQUI-VEST Data Pages, Form No. 94ICA/B(8/99), previously filed with this Registration Statement File No. 333-81501 on June 23, 1999.

               (i) Form of Beneficiary Continuation Option (Form No. 2000 ENIRA-BCO) to be used with certain certificates.

               5. (a) Form of EQUI-VEST(R) Tax-Deferred Variable Individual Annuity Application Form No. 180-1009, previously filed with this Registration Statement File No. 333-81501 on June 23, 1999.

          6. (a) Copy of the Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit No. 6(a) to the Registration Statement on Form N-4 (File No. 2-30070), filed April 28, 1997.

               (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit No. 6(b) to the Registration Statement on Form N-4 (File No. 2-30070) filed April 28, 1997.

          7.   Not applicable.

          8. Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953) filed on August 28, 1997.

          9. Opinion and Consent of Counsel, previously filed with this Registration Statement, File No. 333-81501 on September 3, 1999.


         10.   (a)  Powers of Attorney.

               (b)  Consent of PricewaterhouseCoopers LLP.


          11.  Not applicable.

          12.  Not applicable.

          13. (a) Schedules for computation of Money Market Fund Yield quotations, incorporated herein by reference to Exhibit No. 13(a) to Registration Statement No. 2-30070 originally filed on April 28, 1994, refiled electronically on July 10, 1998.

               (b) Formulae for Determining "30-Day Yields" for EQUI-VEST Series Contracts Invested In One Investment Fund (Intermediate Government Securities, Quality Bond or High Yield) of The Hudson River Trust, incorporated herein by reference to Exhibit 13(b) to the Registration Statement No. 2-30070, originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (c) Separate Account A Performance Values Worksheets One-Year Standardized Performance, incorporated herein by reference to Exhibit 13(c) to the Registration Statement No. 2-30070 originally filed on April 28, 1994, refiled electronically on July 10, 1998.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS



Francoise Colloc'h                          Director
AXA
23, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
23, Avenue Matignon
75008 Paris, France


Joseph L. Dionne                            Director
198 North Wieton Rd.
New Canaan, Ct 06840


Denis Duverne                               Director
AXA
23, Avenue Matignon
75008 Paris, France


Jean-Rene Fourtou                           Director
Aventis
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France


Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell, Jr.                      Director
SBC Warburg Dillon Read LLC
299 Park Ave 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
Bestfoods
International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                            Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------


Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesmil
75008 Paris, France


George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY  11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and Chief Information Officer

*Derry Bishop                               Executive Vice President and
                                            Chief Agency Officer

*Harvey Blitz                               Senior Vice President

*Robert T. Brockbank                        Executive Vice President and
                                            AXA Group Deputy Chief
                                            Information Officer

*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President


*Selig Ehrlich                              Senior Vice President and
                                            Chief Actuary


*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor


*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer


*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President


*Craig Junkens                              Senior Vice President


*Donald R. Kaplan                           Senior Vice President and Chief
                                            Compliance Officer and Associate
                                            General Counsel

*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel

*Samuel B. Shlesinger                       Senior Vice President


*Richard V. Silver                          Senior Vice President and
                                            General Counsel


*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), formerly The Equitable Companies Incorporated, a publicly traded company.


         The largest stockholder of the Holding Company is AXA which as of December 31, 1999 beneficially owned 58.0% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

AXA Financial, Inc. (formerly the Equitable Companies, Incorporated) (1991) (Delaware)


    Donaldson Lufkin & Jenrette, Inc. (1933) (Delaware) (38.31%)
    (See Addendum B(1) for subsidiaries)

    AXA Client Solutions, LLC (1999) (Delaware)

        AXA Distribution Holding Corporation (1999) (Delaware)

            AXA Advisors, LLC (formerly EQ Financial Consultants, Inc. (1971) Delaware)(a)(b)

        The Equitable Life Assurance Society of the United States (1989) (New York)(a)(b)

             The Equitable of Colorado, Inc. (l983) (Colorado)


             EVLICO East Ridge, Inc. (1995) (California)

             GP/EQ Southwest, Inc. (1995) (Texas)

             Franconom, Inc. (1985) (Pennsylvania) (50.00%)

             Frontier Trust Company (1987) (North Dakota)

             Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

             Equitable Deal Flow Fund, L.P.

                 Equitable Managed Assets (Delaware)

             Real Estate Partnership Equities (various)

             EREIM LP Associates (99%)

                 EML Associates, L.P. (19.8%)

             Alliance Capital Management L.P. (2.7% limited partnership interest)


             ACMC, Inc. (1991) (Delaware)(s) (Note 5)

                 Alliance Capital Management L.P. (1988) (Delaware) (38.6% limited partnership interest)

             EVSA, Inc. (1992) (Pennsylvania)

             Prime Property Funding, Inc. (1993) (Delaware)

             Wil Gro, Inc. (1992) (Pennsylvania)

             Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)



(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    AXA Client Solutions, LLC (cont.)
       AXA Distribution Holding Corp. (cont.)
       Equitable Life Assurance Society of the United States (cont.)


             Fox Run, Inc. (1994) (Massachusetts)

             STCS, Inc. (1992) (Delaware)

             CCMI Corporation (1994) (Maryland)

             HVM Corporation (199 ) (Maryland)

             EVSA Incorporated (    ) (Delaware)

             FTM Corporation (1994) (Maryland)

             Equitable BJVS, Inc. (1992) (California)

             Equitable Rowes Wharf, Inc. (1995) (Massachusetts)


             ELAS Realty, Inc. (1996) (Delaware)

             ELAS Realty, Inc. (Georgia)

             Equitable Structured Settlement Corporation (1996) (Delaware)

             Prime Property Funding II, Inc. (1997) (Delaware)

             Sarasota Prime Hotels, Inc. (1997) (Florida)

             ECLL, Inc. (1997) (Michigan)


             Equitable Holdings LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)

               ELAS Securities Acquisition Corp. (l980) (Delaware)

               100 Federal Street Realty Corporation (    ) (Massachusetts)

               100 Federal Street Funding Corporation (Massachusetts)

               EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

               Equitable Casualty Insurance Company (l986) (Vermont)

               EREIM LP Corp. (1986) (Delaware)


                   EREIM LP Associates (L.P.) (1%)

                       EML Associates (L.P.) (.02%)


(a) Registered Broker/Dealer      (b) Registered Investment Advisor

  AXA Client Solutions, LLC (cont.)
     AXA Distribution Holding Corp. (cont.)
     The Equitable Life Assurance Society of the United States (cont.)

        Equitable Holdings, LLC (cont.)


              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)


                   EJSVS, Inc. (1995) (New Jersey)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
              EHC) (Delaware) (31.47%) (See Addendum B(1) for subsidiaries)

              JMR Realty Services, Inc. (1994) (Delaware)

              Equitable Investment Corporation (l97l) (New York)


                   Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                   Equitable JV Holding Corporation (1989) (Delaware)

                   Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)


                   Equitable Capital Management Corporation (l985)
                   (Delaware) (b)
                      Equitable Capital Private Income and Equity
                      Partnership II, L.P. (Delaware)


                   EQ Services, Inc. (1992) (Delaware)

                   EREIM Managers Corp. (1986) (Delaware)


                      ML/EQ Real Estate Portfolio, L.P. (Delaware)

                          EML Associates, L.P. (New York)


                   (a) Registered Broker/Dealer (b) Registered Investment
                   Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

            -------------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988)
      (Massachusetts)
      EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)

      EquiSource of Puerto Rico, Inc. (1997) (Puerto Rico)

      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                      ------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose\subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985)
              (Delaware) (b)
         Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)

Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:


      Alliance Capital Management L.P. (1988) (Delaware) (b)
            Albion Alliance LLC  (Delaware) (37.6%)
            Cursitor Alliance LLC (Delaware) (93%)
            Cursitor Alliance Holdings Ltd.  (U.K.)
             Draycott Partners, Ltd  (MA)
             Cursitor Alliance Services Ltd.  (U.K.)
             Cursitor Management Co. S.A.  (Lux.)
             Alliance Asset Allocation Ltd.  (U.K.)
                Cursitor Eaton Asset Allocation Management Co. (NY) (50%) Alliance Cecogest S.A. (France) (75%)
                      Cursitor Courtage SARL  (France)
                      Cursitor Gestion S.A.  (France)
    Alliance Capital Management Corporation of  Delaware  (Delaware) (100%)
      Alliance Fund Services, Inc.  (Delaware) (a)
      Alliance Fund Distributors, Inc.  (Delaware) (a)
      Alliance Capital Oceanic Corp.  (Delaware)
      Alliance Capital Management (Brazil) Ltd.  (Brazil) (99%)
      Alliance Capital Management Australia Limited  (Australia)
      Meiji - Alliance Capital Corp.  (Delaware) (50%)
      Alliance Capital (Luxembourg) S.A.  (Lux.) (99%)
      Alliance Barra Research Institute, Inc.  (Delaware)
      Alliance Capital Management Canada, Inc.  (Delaware)
      Alliance Capital Global Derivatives Corp.  (Delaware)
      ACM Fund Services, S.A.  (Lux.) (99%)
         ACM Fund Services (Espana) S.L.  (Spain)
      Alliance Capital Management (Singapore) Ltd.  (Singapore)
      ACM CIIC Investment Management Ltd.  (Cayman Islands) (54%)
      ACM Software Services Ltd.  (Delaware)
      East Fund Managementberatung GmbH.  (Australia) (51%)
        Albion Alliance EFM  (Czech) (49%)
        East Fund Management (Cyprus) Ltd.  (Cyprus) (99%)
          EFM Consultanta Financiara Bucuresti SRL  (Romania)
      Alliance Capital (Mauritius) Private Ltd.  (Mauritius)
            Alliance Capital Asset Management (India) Private Ltd.
               (India) (75%)
         ACSYS Software India Private Ltd.  (India) (51%)
       ACAM Trust Company Private Ltd.  (India)
       Alliance Eastern Europe, Inc.  (Delaware)
       Alliance Capital Management (Asia) Ltd.  (Delware)
       Alliance Capital Management (Turkey) Ltd.  (Turkey)
       Alliance Capital Mangement (Japan) Inc. 1261  (Delaware)
          Alliance Capital Invest Tr. Mgmt. K.K.  (Japan)
       Alliance Capital Limited  (U.K)
          Alliance Capital Services Ltd.  (U.K.)
                      Dimentional Trust Management Ltd.  (U.K)
       Alliance Corporate Finance Group Inc.  (Delaware)
       BCN Alliance Capital Management SA  (Brazil) (50%)
       Przymierze Trust Fund Co.  (Poland) (49%)
       Alliance SBS-AGRO Captial Management Co.  (Russia) (49%)
       Pekao/Alliance PTE S.A.  (Poland) (49%)
       Whittingdale Holdings Ltd.  (U.K.)
          Alliance Capital Whittingdale Ltd.  (U.K)
          ACM Investments Ltd.  (U.K.)
          Whittingdale Nominees Ltd.  (U.K.)
        Hanwha Investment Trust Mgmt. Co., Ltd.  (South Korea) (20%)
        New Alliance Asset Mangement (Asia) Ltd.  (H.K.) (50%)
        ACM New-Alliance (Luxemborg) S.A.  (Lux.)
        Alliance Odyssey Capital Mgmt. (Porprietary) Ltd.  (South Africa) (80%)
         Alliance-MBCA Capital (Private) Ltd.  (Zimbabwe) (50%)
         Alliance Odyssey Capital Mgmt. (Nambia) (Proprietary) Ltd.  (Nambia)



             (a) Registered Broker/Dealer      (b) Registered Investment Advisor

                               AXA GROUP CHART

The information listed below is dated as of January 1, 2000; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                          AXA INSURANCE AND REINSURANCE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Assurances IARD               France         100% by AXA France Assurance

AXA Assurances Vie                France         6.48% by AXA Assurances IARD,
                                                 82.40% by AXA France Assurance
                                                 and 11.13% by AXA Collectives

AXA Courtage IARD                 France         99.77% by AXA France Assurance

AXA Conseil Vie                   France         100% by AXA France Assurance

AXA Conseil IARD                  France         100% by AXA France Assurance

Direct Assurances Vie             France         100% by AXA Direct

Juridica                          France         7.81% by AXA Assurance IARD,
                                                 89.27% by AXA France Assurance
                                                 1.44% by AXA Courtage IARD

AXA Assistance                    France         100% by AXA

AXA Collectives                   France         94.47% by AXA France Assurance,
                                                 3.69% by AXA Assurances IARD
                                                 and 1.25% by AXA Courtage IARD

NSM Vie                           France         40.64% by AXA France Assurance

AXA Global Risks                  France         98.49% by AXA France
                                                 Assurance

Argovie                           France         94.03% by AXA Collectives

S.P.S. Re                         France         69.03% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Direct Assurance                  France         100% by AXA Direct

Natio Assurances                  France         50% by AXA Assurances IARD

AXA Assistance                    France         100% by AXA

AXA Reassurance                   France         86.33% by AXA, 8.25% by AXA
                                                 Assurances IARD, 5.07% by
                                                 AXA Global Risks, 0.13% by
                                                 AXA France Assurances and
                                                 0.02% by AXA Collectives

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100% by AXA

UAB                               Belgium        100% by AXA Holdings Belgium

Ardenne Prevoyante                Belgium        99.99% by AXA Holdings Belgium
                                                 and 0.01% by AXA Royale Belge

Assurance Courtraisienne          Belgium        100% by AXA Holdings Belgium

AXA Royale Belge                  Belgium        99.57% by AXA Holdings Belgium
                                                 and 0.43% by UAB

Assurances de la Poste            Belgium        50% by AXA Holdings Belgium

Assurances de la Poste Vie        Belgium        50% by AXA Holdings Belgium

C.G.R.M. Monte Carlo              France         99.99% by AXA Reassurance

AXA Assurance Vie Luxembourg      Luxembourg     100% by AXA Luxembourg S.A.

Paneurore                         Luxembourg     5% by AXA Portugal Companhia de
                                                 Seguros, 20% by AXA Colonia
                                                 Versicherungs, 5% by AXA
                                                 Assicurazioni, 10% by Aurora
                                                 Iberica SA de Seguros y Reas,
                                                 20% by AXA Insurance IK,
                                                 20% by Royale Belge
                                                 Investissement and
                                                 20% by Saint George Re

Crealux                           Luxembourg     100% by AXA Holdings Belgium

Futur Re                          Luxembourg     100% by AXA Global Risks

AXA Assurances Luxembourg         Luxembourg     100% by AXA Luxembourg SA

Hilo Direct Seguros y Reaseguros  Spain          71.43% by AXA Aurora

Ayuda Legal SA de Seguros y       Spain          88% by AXA Aurora Iberica SA de
Reaseguros                                       Seguros y Reaseguros and 12% by
                                                 AXA Seguros de Seguros
                                                 Reaseguros

Aurora Iberica SA de              Spain          99.82% by AXA Aurora
Seguros y Reaseguros

AXA Seguros de Seguros y          Spain          1.45% by AXA and 97.06% by
Reasegiros                                       Aurora Iberica SA de Seguros y
                                                 Reas

Eurovita                          Italy          30% owned by AXA Assicurazioni

UAP Vita                          Italy          62.21% by AXA, 18.70% by AXA
                                                 Conseil Vie, and 19.08% by AXA
                                                 Collectives

AXA Interlife                     Italy          100% by AXA

AXA Assicurazioni                 Italy          84.10% by AXA, 11.70% by
                                                 Grupo UAP Italiana, 2.11% by
                                                 AXA Conseil Vie and 2.07%%
                                                 by AXA Collectives

AXA Equity & Law Plc              U.K.           100% by AXA Sun Life
Assurance Society

AXA Global Risks (U.K) Ltd        U.K.           100% by AXA Global Risks
                                                 (France)

English & Scottish                U.K.           100% by AXA UK

AXA UK                            U.K.           100% by AXA

AXA Sun Life                      U.K.           100% by Sun Life and Provincial
                                                 Holdings Plc

AXA UK Holding Ltd.               U.K.           100% by AXA Reassurance

Guardian Insurance Ltd.           U.K.           100% by Guardian Royal Exchange
                                                 Plc

GREA Assurance                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Group Plc.                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Healthcare Ltd.               U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Lifetimecare                  U.K.           100% by Guardian Royal
                                                 Exchange Plc

AXA Insurance UK                  U.K.           100% by Guardian Royal
                                                 Exxchange Plc

AXA Reinsurance UK Plc.           U.K.           100% by AXA UK Holding Ltd.

AXA Sun Life Holdings Plc.        U.K.           100% by SLPH

AXA Nederland BV                  The Nether-    51.31% AXA Royal Belge, 38.94%
                                  lands          by Gelderland and 4.11% by
                                                 AXA Holdings Belgium

AXA Schade                        The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Zorg NV                       The Nether-    100% by UAP Verzekeringen
                                  lands

Vinci BV                          The Nether-    100% by AXA
                                  lands

AXA Leven NV                      The Nether-    100% by AXA Verzekeringen
                                  lands

UAP Niew Rotterdam Beheer         The Nether-    100% by AXA Nederland BV
                                  lands

AXA Zorg NV                       The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Portugal Companhia de         Portugal       9.63% by AXA Global Risk, 2.28%
Serguros                                         by AXA Portugal Seguros
                                                 Vida, 5.71% by AXA Conseil Vie
                                                 and 81.93% by AXA
                                                 Participations

AXA Portugal Seguros Vida         Portugal       87.63% by AXA Conseil Vie and
                                                 7.46% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    99.95% AXA Participations

AXA Compagnie d' Assurances       Switzerland    94.99% by AXA Participations
sur la Vie                                       and 5.01% by AXA Compagnie
                                                 d'Assurance.

AXA Al Amane Assurances           Morocco        99.99% by AXA Ona

Epargne Croissance                Morocco        99.59% by AXA Al Amane
                                                 Assurances

Compagnie Africaine               Morocco        100% by AXA Al Almane
d'Assurance                                      Assurances

AXA Canada                        Canada         100% by AXA

AXA Canada ADP                    Canada         100% by AXA Canada

AXA Colonia Krankenversicherung   Germany        51% by AXA Colonia Konzern AG
                                                 and 48.36% by AXA Colonia Leben

Colonia Nordstern Versicherungs   Germany        100% by AXA Colonia Konzern AG

Sicher Direct                     Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Direct

Albingia Versicherung             Germany        98.98% by GRE Continental
                                                 Europe Holding Gmbh

Albingia Lebenversicherung        Germany        100% by Albingia Versicherung

AXA Colonia Leben                 Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Colonia
                                                 Versicherung

AXA Colonia Versicherung          Germany        100% by AXA Colonia Konzern AG

AXA Norstern Art                  Germany        100% by AXA Colonia Konzern AG

Tellit Vie                        Germany        100% by AXA-Colonia Konzern
                                                 AG

National Mutual Financial         Australia      100% by National Mutual
Services                                         Holdings

AXA Oyak Hayat Sigorta            Turkey         100% by AXA Oyak Holding AS

AXA Oyak Sigorta                  Turkey         0.70% by AXA Oyak Hayat
                                                 Sigorta and 70.32% by AXA
                                                 Oyak Holding AS

AXA Minmerals Assurance Co. Ltd.  China          51% by AXA China

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Non Life Insurance Co. Ltd.   Japan          100% by AXA Direct

AXA Life Insurance                Japan          100% by AXA

Dongbu AXA Life                   South Korea    100% by AXA

AXA Insurance Investment          Singapore      100% by AXA
Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holding

AXA Life Singapore                Singapore      100% by National Mutual
                                                 International

GRE Singapore Branch              Singapore      100% by AXA

AXA Life Hong Kong                Singapore      100% by AXA

AXA Insurance Hong Kong           Hong Kong      82.5% by AXA Insurance
                                                 Investment Holdings Pte Ltd
                                                 and 17.5% by AXA

National Mutual Asia Ltd.         Hong Kong      53.8% by National Mutual
                                                 Holdings, Ltd and 20% by Detura

AXA China Region Ltd.             Hong Kong      73.55% by National Mutual
                                                 Holdings

Guardian Insurance Ltd.           Hong Kong      100% by AXA
Hong Kong

The Equitable Life Assurance      U.S.A.         100% by AXA Financial Inc.
Society of the United States
(ELAS)

AXA Reinsurance                   U.S.A.         100% by AXA America

AXA America                       U.S.A.         100% by AXA Reassurance

AXA Global Risks US               U.S.A.         96.39% by AXA Global Risks and
                                                 3.61% by Colonia Nordstern
                                                 Versicherungs AG

AXA Re Life Insurance Company     U.S.A.         100% by AXA America

National Mutual Holdings          Australia      42.1% by AXA and 8.9% by
                                                 AXA Equity & Law Life
                                                 Assurance Society

National Mutual International     Australia      100% by National Mutual
                                                 Holdings Ltd

Australian Casualty Insurance     Australia      100% by National Mutual
Property Ltd                                     Holdings

National Mutual Health            Australia      100% by National Mutual
Insurance Pty Ltd                                Holdings Ltd

Guardian Dublin Docks             Ireland        100% by Guardian PMPA Group
                                                 Ltd.

Guardian PMPA Group Ltd.          Ireland        100 by Guardian Royal
                                                 Exchange Plc

Detura                            Hong Kong      75% by National Mutual Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holdings

AXA Reinsurance Asia              Singapore      100% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Reinsurance U.K. Plc.         U.K.           100% owned by AXA U.K.
                                                 Holding Ltd.

Nordstern Colonia Versicherung    Austria        89.95% by AXA Colonia
                                                 Versicherungs
                                                 and 10.05% by Colonia Leben

                       FINANCIAL SERVICES AND REAL ESTATE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         96.89% by AXa 0.27% by AXA
(C.F.P.)                                         Assurance IARD and 0.01% by
                                                 Societe Beaujon

AXA Banque                        France         98.7% by Compagnie
                                                 Financiere de Paris

AXA Credit                        France         65% by Compagnie
                                                 Financiere de Paris

Sofapi                            France         100% by Compagnie
                                                 Financiere de Paris

Holding Soffim                    France         100% by Compagnie
                                                 Financiere de Paris

Sofinad                           France         100% by Compagnie
                                                 Financiere de Paris

Banque des Tuileries              France         100% by Compagnie
                                                 Financiere de Paris

Banque de Marches et d'Arbitrage  France         19.51% by AXA and 8.2% by AXA
                                                 Courtage IARD

AXA Investment Managers           France         5.28% by AXA Royale Belge,
                                                 56.48 BY AXA, 1.02% by AXA
                                                 Reassurance, 19.46% by AXA
                                                 Assurance IARD, 5.12% by AXA
                                                 Colonia Konzern and 0.25% By
                                                 Direct Assurances, 2.63% by
                                                 AXA Leven NV, 5.10% by National
                                                 Fund Management, 2.03% by AXA
                                                 Courtege IARD

Banque Worms                      France         1.91% by AXA France Assurance,
                                                 5.32% by AXA Collectives, 6.30%
                                                 by AXA Courtage IARD, 3.06% by
                                                 AXA Conseil Vie, 10.72% by AXA
                                                 Assurances IARD, 21.63% by AXA
                                                 Assurance Vie, 49.56% by
                                                 Compagnie Financiere de Paris

Investment Managers Paris         France         100% by AXA Investment Managers

Transaxim                         France         100% by Compagnie Financiere
                                                 de Participations

AXA Millesimes                                   10.10% by AXA Reassurance,
                                                 11.95% by AXA Reassurance,
                                                 7.26% by Societe Beaujon,
                                                 6.87% by Jour Finance

AXA Colonia Asset Management      Germany        51% by AXA Investment
                                                 Managers and 49% by AXA
                                                 Colonia Konzern AG

AXA Colonia KAG                   Germany        51% by AXA Investment
                                                 Managers and 26.50% by AXA
                                                 Colonia Konzern AG

AXA Colonia Bausparkasse AG       Germany        66.67% by AXA Colonia
                                                 Konzern AG and 32.99% by
                                                 AXA Colonia Leben

Banque IPPA                       Belgium        100% by AXA Holdings Belgium

Royal Belge Investissement        Belgium        100% by AXA Royale Belge

AXA IM Bruxelles                  Belgium        100% by AXA Investment
                                                 Managers

AXA Banque Belgium                Belgium        100% by AXA Holdings Belgium

Royale Belge Investissement       Belgium        100% by AXA Royale Belge

Sun Life Asset Management         U.K.           66.67% by Sun Life and
                                                 Provincial Holdings Plc and
                                                 33.33% by AXA Asset Management
                                                 Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management Corp. U.S.A.         100% held by The Equitable
                                                 Life Assurance Society

Donaldson Lufkin & Jenrette       U.S.A.         0.13% by AXA, 31.44% by
                                                 the ELAS, 38.27% by AXA
                                                 Financial Inc. and 1.31%
                                                 by AXA Participations Belgium

AXA IM Holdings Inc.              U.S.A.         100% by AXA Investment
                                                 Managers

AXA IM Rose                       U.S.A.         90% by AXA Investment
                                                 Managers and 10% by AXA IM
                                                 Holdings Inc.

AXA Rosenberg LLC                 U.S.A.         50% by AXA IM Rose

National Mutual Funds             Australia      100% owned by National
Management                                       Mutual Holdings

AXA Investment Managers           Japan          100% by AXA Investment
Tokyo                                            Managers

AXA Investment Managers           The Nether-    100% by AXA Investment
Den Haag                          lands          Managers

AXA IM HK SAR                     Hong Kong      100% by AXA Investment
                                                 Managers

AXA Investment Managers           Hong Kong      100% by AXA Investment
Hong Kong                                        Managers

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

S.G.C.I.                          France         100% by AXA

Compagnie Parisienne de           France         100% by Sofinad
Participations (C.P.P.)

Monte Scopeto                     France         99.99% by Compagnie
                                                 Parisienne de Participations

Colisee Jeuneurs                  France         99.82% by Colisee Suresnes and
                                                 0.17% by Compagnie Parislenne
                                                 de Participation

Colisee Delcasse                  France         99.98% by Colisee Suresnes

Colisee Victoire                  France         99.74% by S.G.C.I.

Colisee Suresnes                  France         21.19% by AXA Assurance IARD,
                                                 0.92% by Societe Beaujon,
                                                 51.07% by Compagnie Financiere
                                                 de Paris, 20.63% by Jour
                                                 Finance and 2.53% by AXA
                                                 Courtage IARD

Colisee 21 Matignon               France         99.44% by S.G.C.I. and 0.55% by
                                                 AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Colisee Saint Georges SA          France         100% by SGCI

                       HOLDINGS AND MISCELLANEOUS BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Direct                        France         100% by AXA

Societe Beaujon                   France         100% by AXA

Lor Finance                       France         99.87% by AXA

Jour Finance                      France         60.47% by AXA Conseil Vie,
                                                 39.53% by AXA Assurance IARD


Financiere 45                     France         100% by AXA

Mofipar                           France         99.92% by AXA

AXA Participations                France         53.15% by AXA, 21.90% by AXA
                                                 Global Risks and 24.95% by AXA
                                                 Courtage IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

AXA France Assurance              France         100% by AXA

AXA China                         France         49% by AXA Region Limited
                                                 and 51% by AXA

AXA Participations Belgium        Belgium        17.65% by AXA Global Risks,
                                                 75% by AXA, 1.82% by AXA
                                                 Conseil IARD and 5.53% by AXA
                                                 Courtage IARD

Finaxa Belgium                    Belgium        99.99% by AXA

AXA Holdings Belgium              Belgium        43.75% by AXA, 3.02% by AXA
                                                 Global Risks, 49.10% by AXA
                                                 Participations Belgium and
                                                 4.11% by Vinci BV

GRE Continental Europe            Germany        100% by AXA Cononia Konzern AG
Holding Gmbh

AXA-Colonia Konzern AG            Germany        39.73% by Vinci BV, 25.63% by
                                                 Kolnische Verwaltungs and
                                                 21.62% by AXA

Kolnische Verwaltungs             Germany        67.72% by Vinci BV, 22.99% by
                                                 AXA Colonia Konzern AG and
                                                 8.83% by AXA

AXA Luxembourg SA                 Luxembourg     100% by AXA Holdings Belgium

AXA Ona                           Morocco        51% by AXA Participations

Gelderland                        The Nether-    100% by AXA Holdings Belgium
                                  lands

AXA Oyak Holdings AS              Turkey         50% by AXA

AXA Financial Inc.                U.S.A.         4.12% by AXA Equity & Law
                                                 Life Assurance Society, 43.01
                                                 by AXA, 2.97% by AXA
                                                 Reassurance, 0.03% by AXA
                                                 America, 0.44% by Societe
                                                 Beaujon, 3.21% by Fianciere 45
                                                 and 6.46% by LOR Finance

AXA Aurora                        Spain          30% owned by AXA and 40% by
                                                 AXA Participations

AXA Equity & Law Plc              U.K.           99.94 by AXA Life

Sun Life and Provincial           U.K.           34.52% by AXA and 21.81% by
Holdings (SLPH)                                  AXA Equity & Law Plc

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) AXA Financial, Inc.'s 38.6% interest in Donaldson, Lufkin & Jenrette, Inc., and Equitable Holdings, LLC's 31.7% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.

4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:

                               EQ Advisors Trust
                               Separate Accounts


5.   This chart was last revised on January 1, 2000.

Item 27. Number of Contractowners

         Currently, there are 8,163 holders of the contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

     (a) Indemnification of Officers and Directors

         The by-laws of The Equtable Life Assurance Society of the United States ("The Equitable Life") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a)To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intesate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss. 721-726; Insurance Law ss.1216)

         The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, a wholly owned subsidiary of Equitable Life, is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I and Separate Account FP and EQ Advisors Trust. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------

*Michael S. Martin                    Chairman of the Board and Chief
                                      Executive Officer, and Director



*Martin J. Telles                     Executive Vice President and Chief
                                      Marketing Officer

*Derry E. Bishop                      Executive Vice President and Director

*Harvey E. Blitz                      Executive Vice President and Director

S. Patrick McGunagle                  Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Craig A. Junkins                     Executive Vice President

*Peter D. Noris                       Executive Vice President

*Mark A. Silberman                    Senior Vice President and Chief
                                      Financial Officer


*James Bodowitz                       Senior Vice President and General Counsel


 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005


*Catherine P. Earl                    Senior Vice President


 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005


*Robert Schmedt                       Senior Vice President

*Cindy Schreiner                      Senior Vice President


*Donna M. Dazzo                       First Vice President


*Amy Francesscheni                    First Vice President

*Anne Nussbaum                        First Vice President

*Philomena Scamardella                First Vice President

*Michael Brzozowski                   Vice President and Compliance Director

*Mark D. Godolsky                     Vice President and Controller

*Linda J. Galasso                     Secretary


*Francesca Divone                     Assistant Secretary

          (c) Not Applicable

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2000.



                                           SEPARATE ACCOUNT A OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                    (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States

                                           By: /s/ Naomi J. Weinstein
                                              ---------------------------------
                                              Naomi J. Weinstein
                                              Vice President

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2000.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Naomi J. Weinstein
                                              ---------------------------------
                                              Naomi J. Weinstein
                                              Vice President,
                                              The Equitable Life Assurance
                                              Society of the United States


     As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board, Chief
                                           Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller

*DIRECTORS:

Francoise Colloc'h       Donald J. Greene             George T. Lowy
Henri de Castries        John T. Hartley              Edward D. Miller
Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
Denis Duverne            Michael Hegarty              George J. Sella, Jr.
Jean-Rene Fourtou        Mary R. (Nina) Henderson     Peter J. Tobin
Norman C. Francis        W. Edwin Jarmain             Stanley B. Tulin
                                                      Dave H. Williams



*By: /s/ Naomi J. Weinstein
   ------------------------
         Naomi J. Weinstein
         Attorney-in-Fact

April 26, 2000

                                 EXHIBIT INDEX

EXHIBIT NO.                                                   TAG VALUE
-----------                                                   ---------


     4(i)    Form of Endorsement                              EX-99.4i

   10.(b)    Consent of Independent Public Accountants        EX-99.10b

   10.(c)    Power of Attorney                                EX-99.10c